                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


                  Investment Company Act file number: 811-8090

                    LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                          Elizabeth A. Frederick, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                              Washington, D.C. 2006

Registrant's telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2003 through June 30, 2003

Item 1. Reports to Stockholders

Lincoln Variable Insurance Products Trust - Aggressive Growth Fund Lincoln Variable Insurance Products Trust - Bond Fund
Lincoln Variable Insurance Products Trust - Capital Appreciation Fund Lincoln Variable Insurance Products Trust - Equity-Income Fund
Lincoln Variable Insurance Products Trust - Global Asset Allocation Fund Lincoln Variable Insurance Products Trust - Growth and Income Fund Lincoln Variable Insurance Products Trust - International Fund
Lincoln Variable Insurance Products Trust - Managed Fund
Lincoln Variable Insurance Products Trust - Money Market Fund
Lincoln Variable Insurance Products Trust - Social Awareness Fund Lincoln Variable Insurance Products Trust - Special Opportunities Fund

                             AGGRESSIVE GROWTH FUND

                           [PUTNAM INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Aggressive Growth Fund
                               Semiannual Report
                               June 30, 2003

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- AGGRESSIVE GROWTH FUND

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS
June 30, 2003 (Unaudited)

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK-97.71%
    AEROSPACE & DEFENSE-0.31%
    Rockwell Collins.....................           29,900   $    736,437
                                                             ------------
                                                                  736,437
                                                             ------------
    AUTOMOBILES & AUTOMOTIVE PARTS-0.21%
  + Lear.................................            6,400        294,528
    PACCAR...............................            3,100        209,002
                                                             ------------
                                                                  503,530
                                                             ------------
    BANKING & FINANCE-6.22%
    Bear Stearns.........................            6,200        449,004
    Brookline Bancorp....................            6,200         86,800
    Capital One Financial................           54,600      2,685,228
    Charter One Financial................            6,400        199,552
    Commerce Bancorp/NJ..................           20,800        771,680
    Doral Financial......................           11,700        522,405
    Greenpoint Financial.................           15,400        784,476
    Investors Financial Services.........           68,700      1,992,987
    Legg Mason...........................           18,900      1,227,555
    M&T Bank.............................            4,500        378,990
    North Fork Bancorporation............            5,300        180,518
  + Providian Financial..................          145,800      1,350,108
    SEI Investments......................           50,400      1,612,800
    SouthTrust...........................           18,400        500,480
    T. Rowe Price Group..................            5,700        215,175
    Waddell & Reed Financial Class A.....           44,100      1,132,047
    Zions Bancorporation.................            8,600        435,246
                                                             ------------
                                                               14,525,051
                                                             ------------
    BUILDINGS & MATERIALS-0.93%
  + NVR..................................            5,300      2,178,300
                                                             ------------
                                                                2,178,300
                                                             ------------
    BUSINESS SERVICES-0.39%
  + Concord EFS..........................           15,800        232,576
  + Convergys............................           12,200        195,200
  + Iron Mountain........................           13,000        482,170
                                                             ------------
                                                                  909,946
                                                             ------------
    CABLE, MEDIA & PUBLISHING-2.66%
  + EchoStar Communications Class A......           39,300      1,360,566
  + Entercom Communications..............            3,500        171,535
  + InterActiveCorp......................           60,800      2,405,856
  + Lamar Advertising....................           32,900      1,158,409
  + Radio One Class D....................           16,000        284,320
  + Univision Communications.............            9,300        282,720
  + Westwood One.........................           16,200        549,666
                                                             ------------
                                                                6,213,072
                                                             ------------
    COMPUTERS & TECHNOLOGY-21.68%
    Adobe Systems........................          117,400      3,765,018
  + Affiliated Computer Services Class
     A...................................           66,700      3,050,191
  + Amdocs Limited.......................           22,000        528,000
  + BEA Systems..........................           13,800        149,868
  + BMC Software.........................          130,400      2,129,432
  + Business Objects ADR.................            7,700        169,015
  + CACI International...................           23,900        819,770
  + CDW Computer Centers.................           21,600        989,280

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    COMPUTERS & TECHNOLOGY (CONTINUED)
  + CheckFree............................           55,400   $  1,542,336
  + ChoicePoint..........................           31,000      1,070,120
  + Cognizant Technology Solutions.......           59,800      1,456,728
  + Cognos...............................           12,000        324,000
  + Electronics Arts.....................           38,100      2,819,019
  + Emulex...............................           25,300        576,081
  + Fiserv...............................           99,700      3,550,317
  + Internet Security Systems............           16,400        237,636
  + Intuit...............................            5,300        236,009
  + Jabil Circuit........................          100,000      2,210,000
  + Juniper Networks.....................           37,100        458,927
  + Lam Research.........................          111,700      2,034,057
  + Lexmark International................           62,500      4,423,125
  + Macromedia...........................           61,400      1,291,856
  + Manhattan Associates.................           21,900        568,743
  + Mercury Interactive..................           56,800      2,193,048
  + NETIQ................................           12,600        194,796
  + Network Appliance....................           30,300        491,163
  + Network Associates...................           18,700        237,116
  + Storage Technology...................           56,600      1,456,884
  + Sungard Data Systems.................          121,000      3,135,110
  + Symantec.............................           39,500      1,732,470
    Symbol Technologies..................           35,600        463,156
  + Synopsys.............................            6,000        371,100
  + TIBCO Software.......................           51,300        261,117
  + VeriSign.............................          101,500      1,403,745
  + VERITAS Software.....................           45,500      1,304,485
  + webMethods...........................           12,800        104,064
  + Xerox................................           98,700      1,045,233
  + Yahoo................................           56,700      1,857,492
                                                             ------------
                                                               50,650,507
                                                             ------------
    CONSUMER PRODUCTS-2.37%
    Alberto-Culver Class B...............            6,100        311,710
    Church & Dwight......................           11,900        389,487
    Dial.................................           76,800      1,493,760
    Ecolab...............................           20,400        522,240
    Newell Rubbermaid....................           67,800      1,898,400
    Whirlpool............................           14,400        917,280
                                                             ------------
                                                                5,532,877
                                                             ------------
    ELECTRONICS & ELECTRICAL EQUIPMENT-7.82%
  + Agere Systems Class A................          479,800      1,117,934
  + Altera...............................           75,000      1,230,000
  + Broadcom Class A.....................            8,500        211,735
  + Celestica............................           11,600        182,816
  + Corning..............................           51,200        378,368
  + Flir Systems.........................           38,900      1,172,835
  + Integrated Circuit Systems...........           44,700      1,404,921
  + Integrated Device Technology.........           70,400        777,920
  + Intersil Class A.....................           13,600        361,896
  + Kla-Tencor...........................           43,800      2,036,262
    Linear Technology....................           15,200        489,592
  + Marvell Technology...................           39,800      1,367,926
    Maxim Integrated Products............           13,400        458,146

                           Aggressive Growth Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    ELECTRONICS & ELECTRICAL EQUIPMENT (CONTINUED)
    Microchip Technology.................           30,000   $    735,000
  + Novellus Systems.....................           43,700      1,600,338
  + PMC--Sierra..........................           45,600        534,888
  + QLogic...............................           45,500      2,199,015
  + Silicon Laboratories.................           36,000        959,040
  + Skyworks Solutions...................           19,900        134,723
  + Vitesse Semiconductor................           40,200        197,784
  + Waters...............................           24,900        725,337
                                                             ------------
                                                               18,276,476
                                                             ------------
    ENERGY-4.57%
    Amerada Hess.........................            7,000        344,260
  + BJ Services..........................           33,000      1,232,880
    Burlington Resources.................           30,100      1,627,507
  + Cooper Cameron.......................           27,000      1,360,260
    EOG Resources........................           11,800        493,712
    GlobalSantaFe........................           24,900        581,166
    Kerr-McGee...........................            4,400        197,120
    Murphy Oil...........................           41,400      2,177,640
  + Nabors Industries....................            7,100        280,805
  + Noble................................           55,700      1,910,510
  + Smith International..................           12,500        459,250
                                                             ------------
                                                               10,665,110
                                                             ------------
    ENVIRONMENTAL SERVICES-0.55%
  + Stericycle...........................           33,300      1,281,384
                                                             ------------
                                                                1,281,384
                                                             ------------
    FOOD, BEVERAGE & TOBACCO-1.18%
    Coca-Cola............................           14,500        263,175
  + Dean Foods...........................           22,500        708,750
    Pepsi Bottling.......................           89,300      1,787,786
                                                             ------------
                                                                2,759,711
                                                             ------------
    HEALTHCARE & PHARMACEUTICALS-22.99%
  + AdvancePCS...........................           28,200      1,078,086
  + Affymetrix...........................           10,500        206,955
    Allergan.............................           40,900      3,153,390
    AmerisourceBergen Class A............           11,400        790,590
  + Anthem...............................           35,500      2,738,825
  + Apogent Technologies.................            7,900        158,000
  + Apria Healthcare Group...............           52,300      1,301,224
    Bard (C.R.)..........................           22,700      1,618,737
  + Barr Laboratories....................           21,950      1,437,725
    Biomet...............................           71,800      2,057,788
  + Caremark Rx..........................          111,000      2,850,480
  + Celgene..............................           38,000      1,155,200
  + Cephalon.............................           36,200      1,489,992
  + Charles River Laboratories
     International.......................            9,400        302,492
  + Chiran...............................            4,700        205,484
  + Cytyc................................          117,600      1,237,152
  + Enzon Pharmaceuticals................           13,300        166,516
  + Express Scripts Class A..............           33,000      2,250,930

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    HEALTHCARE & PHARMACEUTICALS (CONTINUED)
  + First Health Group...................           16,400   $    452,640
  + Forest Laboratories..................            7,700        421,575
  + Genzyme-General Division.............           68,700      2,871,660
  + Gilead Sciences......................           62,356      3,465,746
    Guidant..............................            6,000        266,340
    Health Management Associates Class
     A...................................           89,100      1,643,895
  + Health Net...........................           34,400      1,133,480
  + IDEC Pharmaceuticals.................           46,800      1,591,200
  + Idexx Laboratories...................            7,400        249,232
  + Inamed...............................           13,100        703,339
  + Invitrogen...........................            6,000        230,220
  + IVAX.................................           15,200        271,320
  + King Pharmacueticals.................           66,300        978,588
  + Laboratory Corporation of America
     Holdings............................           19,100        575,865
    Medicis Pharmaceutical Class A.......           15,900        901,530
  + MedImmune............................           70,400      2,560,448
  + Quest Diagnostics....................           12,700        810,260
  + St. Jude Medical.....................           47,700      2,742,750
  + Steris...............................           69,200      1,597,828
    Stryker..............................           11,700        811,629
    Teva Pharmaceutical Industries ADR...           16,700        950,731
  + Trimeris.............................            3,100        141,608
  + WellPoint Health Networks............           27,900      2,351,970
  + Zimmer Holdings......................           39,400      1,774,970
                                                             ------------
                                                               53,698,390
                                                             ------------
    INDUSTRIAL MACHINERY-1.83%
    Briggs & Stratton....................           28,600      1,444,300
    Dover................................           34,400      1,030,624
    IDEX.................................           24,600        891,504
    Toro.................................           22,700        902,325
                                                             ------------
                                                                4,268,753
                                                             ------------
    INSURANCE-1.80%
    ACE Limited..........................           61,700      2,115,693
    Ambac Financial Group................            8,100        536,625
    Berkley (W.R.).......................            7,000        368,900
    Everest Re...........................            4,800        367,200
    First American.......................           13,400        353,090
    PMI Group............................           16,900        453,596
                                                             ------------
                                                                4,195,104
                                                             ------------
    LEISURE, LODGING & ENTERTAINMENT-7.23%
    CBRL Group...........................           21,700        843,262
    Darden Restaurants...................           45,400        861,692
  + GTECH Holdings.......................           33,700      1,268,805
    Harley-Davidson......................            6,100        243,146
  + Harrah's Entertainment...............           28,500      1,146,840
  + International Game Technology........           28,500      2,916,405
    Mattel...............................           51,700        978,164
  + MGM MIRAGE...........................            9,700        331,546

                           Aggressive Growth Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    LEISURE, LODGING & ENTERTAINMENT (CONTINUED)
  + Panera Bread Class A.................           24,800   $    992,000
    Regal Entertainment Group Class A....           35,100        827,658
    Royal Caribbean Cruises..............          109,800      2,542,968
  + Starbucks............................          102,500      2,513,300
  + Yum Brands...........................           47,800      1,412,968
                                                             ------------
                                                               16,878,754
                                                             ------------
    MISCELLANEOUS-1.42%
  + Apollo Group Class A.................           28,100      1,735,456
  + AVDO.................................           15,200        674,880
  + Career Education.....................           13,400        916,828
                                                             ------------
                                                                3,327,164
                                                             ------------
    RETAIL-8.07%
  + Abercrombie & Fitch Class A..........           53,400      1,517,094
  + Advance Auto Parts...................           27,700      1,686,930
  + AutoZone.............................           26,900      2,043,593
  + Bed Bath & Beyond....................           53,800      2,087,978
  + Best Buy.............................           13,000        570,960
    Family Dollar Stores.................           44,300      1,690,045
  + Michaels Stores......................           23,600        898,216
  + Office Depot.........................           80,500      1,168,055
  + Rent-A-Center........................            8,200        621,642
    Ross Stores..........................           34,000      1,453,160
  + Staples..............................           87,700      1,609,295
    Talbots..............................           12,500        368,125
    TJX..................................          118,600      2,234,424
  + Yankee Candle........................           39,100        907,902
                                                             ------------
                                                               18,857,419
                                                             ------------
    TELECOMMUNICATIONS-2.11%
  + Advanced Fibre Communication.........           10,400        169,208
  + American Tower Class A...............           24,700        218,595
    CenturyTel...........................           64,600      2,251,310
  + CIENA................................           45,000        233,550
  + Cincinnati Bell......................           34,300        229,810

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    TELECOMMUNICATIONS (CONTINUED)
  + Citizens Communications..............           28,800   $    371,232
  + Commonwealth Telephone Enterprises...            5,800        255,026
  + L3 Communications....................            6,800        295,732
  + Nextel Communications Class A........           35,900        649,072
  + Western Wireless Class A.............           21,400        246,742
                                                             ------------
                                                                4,920,277
                                                             ------------
    TEXTILES, APPAREL & FURNITURE-1.58%
    Cintas...............................            6,900        244,536
  + Columbia Sportswear..................            7,300        375,293
  + Jones Apparel........................           30,400        889,504
    Kellwood.............................           19,600        619,948
  + Mohawk Industries....................           27,400      1,521,522
  + Timberland Class A...................              600         31,716
                                                             ------------
                                                                3,682,519
                                                             ------------
    TRANSPORTATION & SHIPPING-0.48%
    Southwest Airlines...................           64,700      1,112,840
                                                             ------------
                                                                1,112,840
                                                             ------------
    UTILITIES-1.31%
    Entergy..............................           52,700      2,781,506
    Progress Energy......................            6,500        285,350
                                                             ------------
                                                                3,066,856
                                                             ------------
    TOTAL COMMON STOCK
     (COST $200,272,067).................                     228,240,477
                                                             ------------
                                                PRINCIPAL
                                                  AMOUNT
    REPURCHASE AGREEMENTS-1.69%
    With Lehman Brothers 1.20% 7/1/03
     (dated 06/30/03, collateralized by
     $3,920,000 Freddie Mac 5.75% due
     07/15/03, market value
     $4,030,364).........................       $3,950,000      3,950,000
                                                             ------------
    TOTAL REPURCHASE AGREEMENTS (COST
     $3,950,000).........................                       3,950,000
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-99.40% (COST
 $204,222,067)..............................................     232,190,477
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.60%.......       1,402,710
                                                              --------------
NET ASSETS APPLICABLE TO 31,128,271 SHARES
 OUTSTANDING-100.00%........................................  $  233,593,187
                                                              ==============
NET ASSET VALUE-AGGRESSIVE GROWTH FUND STANDARD CLASS
 ($233,451,586 / 31,109,395 SHARES).........................          $7.504
                                                                       -----
                                                                       -----
NET ASSET VALUE-AGGRESSIVE GROWTH FUND SERVICE CLASS
 ($141,601 / 18,876 SHARES).................................          $7.502
                                                                       -----
                                                                       -----
COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $  490,086,104
Accumulated net investment loss.............................        (514,603)
Accumulated net realized loss on investments................    (283,946,724)
Net unrealized appreciation of investments..................      27,968,410
                                                              --------------
Total net assets............................................  $  233,593,187
                                                              ==============

------------------
+Non-income producing security for the period ended June 30, 2003.

 ADR-American Depositary Receipts

                             See accompanying notes

                           Aggressive Growth Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE GROWTH FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends...............................................  $    429,527
Interest................................................        26,527
                                                          ------------
                                                               456,054
                                                          ------------
EXPENSES:
Management fees.........................................       789,325
Accounting and administration expenses..................        60,293
Professional fees.......................................        52,711
Reports and statements to shareholders..................        46,055
Custodian fees..........................................        11,073
Trustees' fees..........................................         2,586
Distribution expense--Service Class.....................            14
Other...................................................         8,738
                                                          ------------
                                                               970,795
Less expense paid indirectly............................          (138)
                                                          ------------
Total expenses..........................................       970,657
                                                          ------------
NET INVESTMENT LOSS.....................................      (514,603)
                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments.............................................   (19,345,723)
Options written.........................................       140,780
                                                          ------------
Net realized loss.......................................   (19,204,943)
Net change in unrealized appreciation/depreciation of
 investments............................................    49,662,967
                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.........    30,458,024
                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....  $ 29,943,421
                                                          ============

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                            SIX MONTHS
                                              ENDED
                                             6/30/03       YEAR ENDED
                                           (UNAUDITED)      12/31/02
                                           ------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment loss......................  $   (514,603)  $  (1,272,635)
Net realized loss on investments.........   (19,204,943)    (71,017,467)
Net change in unrealized
 appreciation/depreciation of
 investments.............................    49,662,967     (29,564,328)
                                           ------------   -------------
Net increase (decrease) in net assets
 resulting from operations...............    29,943,421    (101,854,430)
                                           ------------   -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..........................     5,411,153       7,819,843
 Service Class...........................       150,436               -
                                           ------------   -------------
                                              5,561,589       7,819,843
                                           ------------   -------------
Cost of shares repurchased:
 Standard Class..........................   (15,797,378)    (44,937,048)
 Service Class...........................        (7,925)              -
                                           ------------   -------------
                                            (15,805,303)    (44,937,048)
                                           ------------   -------------
Decrease in net assets derived from
 capital share transactions..............   (10,243,714)    (37,117,205)
                                           ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS....    19,699,707    (138,971,635)
NET ASSETS:
Beginning of period......................   213,893,480     352,865,115
                                           ------------   -------------
End of period............................  $233,593,187   $ 213,893,480
                                           ============   =============

                             See accompanying notes

                           Aggressive Growth Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                               AGGRESSIVE GROWTH FUND STANDARD CLASS
                                   SIX MONTHS
                                      ENDED
                                   6/30/03(1)                                         YEAR ENDED
                                   (UNAUDITED)        12/31/02        12/31/01        12/31/00        12/31/99(2)        12/31/98
                                   ----------------------------------------------------------------------------------------------
Net asset value, beginning of
 period..........................   $  6.539          $  9.371        $ 17.644        $ 19.038         $ 13.367          $ 16.385

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)(3).......................     (0.016)           (0.036)         (0.043)         (0.083)          (0.060)            0.001
Net realized and unrealized gain
 (loss) on investments...........      0.981            (2.796)         (5.119)         (0.279)           5.732            (0.810)
                                    --------          --------        --------        --------         --------          --------
Total from investment
 operations......................      0.965            (2.832)         (5.162)         (0.362)           5.672            (0.809)
                                    --------          --------        --------        --------         --------          --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income............         --                --              --              --           (0.001)           (0.023)
Net realized gain on
 investments.....................         --                --          (3.111)         (1.032)              --            (2.186)
                                    --------          --------        --------        --------         --------          --------
Total dividends and
 distributions...................         --                --          (3.111)         (1.032)          (0.001)           (2.209)
                                    --------          --------        --------        --------         --------          --------

Net asset value, end of period...   $  7.504          $  6.539        $  9.371        $ 17.644         $ 19.038          $ 13.367
                                    ========          ========        ========        ========         ========          ========

Total return(4)..................     14.76%           (30.22%)        (33.29%)         (2.69%)          42.43%            (6.20%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)........................   $233,452          $213,893        $352,865        $591,414         $448,193          $335,366
Ratio of expenses to average net
 assets..........................      0.92%             0.87%           0.81%           0.78%            0.87%             0.81%
Ratio of net investment income
 (loss) to average net assets....     (0.49%)           (0.47%)         (0.40%)         (0.41%)          (0.48%)            0.01%
Portfolio turnover...............        87%               77%            112%            106%             209%              102%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Commencing May 1, 1999, Putnam Investments replaced Lynch & Mayer as the Fund's sub-adviser.

(3)The average shares outstanding method has been applied for per share information for the six months ended June 30, 2003 and the years ended December 31, 2002, 2001, 2000 and 1999.

(4)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                           Aggressive Growth Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                      AGGRESSIVE GROWTH FUND SERVICE CLASS

                                                             5/16/03(1)
                                                                 TO
                                                               6/30/03
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................    $ 7.172

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2).....................................     (0.005)
Net realized and unrealized gain on investments............      0.335
                                                               -------
Total from investment operations...........................      0.330
                                                               -------

Net asset value, end of period.............................    $ 7.502
                                                               =======

Total return(3)............................................      4.60%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $   141
Ratio of expenses to average net assets....................      0.98%
Ratio of net investment loss to average net assets.........     (0.57%)
Portfolio turnover(4)......................................        87%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

(4)The portfolio turnover is representative for the entire Fund for the six months ended June 30, 2003.

                             See accompanying notes

                           Aggressive Growth Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware business trust that was formed on February 1, 2003 and offers 11 funds:
Aggressive Growth Fund (formerly Lincoln National Aggressive Growth Fund, Inc.), Bond Fund (formerly Lincoln National Bond Fund, Inc.), Capital Appreciation Fund (formerly Lincoln National Capital Appreciation Fund, Inc.), Equity-Income Fund (formerly Lincoln National Equity-Income Fund, Inc.), Global Asset Allocation Fund (formerly Lincoln National Global Asset Allocation Fund, Inc.), Growth and Income Fund (formerly Lincoln National Growth and Income Fund, Inc.), International Fund (formerly Lincoln National International Fund, Inc.), Managed Fund (formerly Lincoln National Managed Fund, Inc.), Money Market Fund (formerly Lincoln National Money Market Fund, Inc.), Social Awareness Fund (formerly Lincoln National Social Awareness Fund, Inc.), and Special Opportunities Fund (formerly Lincoln National Special Opportunities Fund, Inc.). Each fund is the successor to a predecessor fund, the assets and liabilities of which were acquired and assumed respectively, on April 30, 2003. These financial statements and the related notes pertain to Aggressive Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Service Class shares commenced operations on May 16, 2003. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The aggregate daily balance of the cash account may be invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2003, were approximately $138. The expense paid under the above arrangement is included under custodial fees on the Statement of Operations with the expense offset shown as "expense paid indirectly".

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund, 0.70% of the next $200 million, and 0.65% of the average daily net assets of the Fund in excess of $400 million.

Putnam Investment Management, LLC (the "Sub-Adviser") is responsible for the day-to-day management of the Fund's investment portfolio. For its services, the Sub-Adviser is paid directly by DMC, not the Fund.

                           Aggressive Growth Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to the Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services.

Pursuant to the distribution plan, the Fund is authorized to pay Insurance Companies or others, out of the assets of the Service Class shares, an annual fee not to exceed .35%, as compensation, or reimbursement, for services rendered and/or expenses borne. The Lincoln Variable Insurance Products Trust entered into a distribution agreement with the Companies that the Fund pays an annual fee equal to .25% of net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2003, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC...............  $143,579
Accounting and Administration Fees Payable to
 DSC.........................................    19,781
Administration Fees Payable to Lincoln
 Life........................................     1,264
Distribution Fees Payable to Companies.......        14

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2003, the Fund made purchases of $90,119,838 and sales of $100,344,703 of investment securities other than short-term investments. At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments was $210,438,311. At June 30, 2003, net unrealized appreciation was $21,752,166, of which $30,014,610 related to unrealized appreciation of investments and $8,262,444 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. There were no dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest................  $ 490,086,104
Accumulated net investment loss..............       (514,603)
Net realized capital losses on investments...    (27,015,684)
Capital loss carryforwards...................   (250,714,796)
Unrealized appreciation of investments.......     21,752,166
                                               -------------
Net assets...................................  $ 233,593,187
                                               =============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $174,625,329 expires in 2009 and $76,089,467 expires in 2010.

                           Aggressive Growth Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                               SIX MONTHS            YEAR
                                                  ENDED              ENDED
                                                 6/30/03           12/31/02
                                               -----------        -----------
Shares sold:
 Standard Class..............................      795,576          1,004,574
 Service Class...............................       19,932                  -
                                               -----------        -----------
                                                   815,508          1,004,574
                                               -----------        -----------
Shares repurchased:
 Standard Class..............................   (2,396,123)        (5,949,739)
 Service Class...............................       (1,056)                 -
                                               -----------        -----------
                                                (2,397,179)        (5,949,739)
                                               -----------        -----------
Net decrease.................................   (1,581,671)        (4,945,165)
                                               ===========        ===========

6. OPTIONS WRITTEN
During the six months ended June 30, 2003, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended June 30, 2003 for the Fund, were as follows:

                                                  NUMBER
                                               OF CONTRACTS   PREMIUMS
                                               ------------   --------
Options outstanding at December 31, 2002.....           -     $      -
Options written..............................     317,107      141,965
Options terminated in closing purchase
 transaction.................................    (112,569)     (54,893)
Options expired..............................    (204,538)     (87,072)
                                                 --------     --------
Options outstanding at June 30, 2003.........           -     $      -
                                                 ========     ========

7. MARKET RISK
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small-and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8. LINE OF CREDIT
The Fund, along with certain other funds in the Lincoln Variable Insurance Products Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2003, or at any time during the period.

                           Aggressive Growth Fund- 9

                                   BOND FUND

                           [DELAWARE INVESTMENT LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Bond Fund
                               Semiannual Report
                               June 30, 2003

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- BOND FUND

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS
June 30, 2003 (Unaudited)

                                               PRINCIPAL        MARKET
                                                AMOUNT*         VALUE
                                                               (U.S. $)
     AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-2.03%
     Fannie Mae Series 2002-70 QD
      5.50% 6/25/26....................       $ 1,510,000   $    1,553,245
     Fannie Mae Series 2003-W1 1A1
      6.50% 12/25/42...................         4,729,334        5,094,381
     Freddie Mac Series 2346 PC
      6.50% 12/15/13...................         7,895,142        7,993,902
     GNMA Series 2002-61 BA
      4.648% 3/16/26...................         1,700,000        1,780,740
     GNMA Series 2002-62 B
      4.763% 1/16/25...................         1,770,000        1,885,510
                                                            --------------
     TOTAL AGENCY COLLATERALIZED
      MORTGAGE OBLIGATIONS (COST
      $18,062,524).....................                         18,307,778
                                                            --------------
     AGENCY MORTGAGE-BACKED SECURITIES-13.30%
     Fannie Mae
      4.50% 7/1/18 TBA.................        29,100,000       29,595,773
      5.00% 7/1/18 TBA.................        70,720,000       72,324,981
      6.00% 4/1/17.....................           915,859          956,214
      6.50% 3/1/17.....................         2,338,555        2,467,907
     Freddie Mac
      5.00% 7/1/18 TBA.................        13,975,000       14,433,555
                                                            --------------
     TOTAL AGENCY MORTGAGE-BACKED
      SECURITIES (COST $120,242,750)...                        119,778,430
                                                            --------------
     AGENCY OBLIGATIONS-11.13%
     Fannie Mae
      2.875% 10/15/05 to 5/19/08.......        28,300,000       29,074,838
      4.375% 3/15/13...................         4,670,000        4,872,907
     Federal Home Loan Bank
      2.50% 3/15/06....................         8,055,000        8,225,001
     Freddie Mac
      3.25% 11/15/04...................        39,730,000       40,831,235
      3.50% 9/15/07....................        10,195,000       10,668,497
      6.25% 7/15/32....................         5,550,000        6,554,001
                                                            --------------
     TOTAL AGENCY OBLIGATIONS (COST
      $98,371,087).....................                        100,226,479
                                                            --------------
     ASSET-BACKED SECURITIES-2.59%
     Ameriquest Mortgage Securities
      Series 2002-1 M4
      3.52% 5/25/32....................         1,400,000        1,178,520
     Capital One Multi-Asset Execution
      Trust Series 2003-C2 C2
      4.32% 4/15/09....................         1,490,000        1,495,960
  ++ Chase Funding Net Interest Margin
      Series 2003-2A 144A
      8.75% 9/27/04....................         1,100,346        1,096,219
     Citibank Credit Card Issuance
      Trust Series 2003-A6 A6
      2.90% 5/17/10....................         2,730,000        2,744,077
     Freddie Mac Structured Pass
      Through Securities Series T-50 A3
      2.182% 9/27/07...................         2,300,000        2,306,109

                                               PRINCIPAL        MARKET
                                                AMOUNT*         VALUE
                                                               (U.S. $)
     ASSET-BACKED SECURITIES (CONTINUED)
  ++ GSAMP Trust Series 2002-WFN 144A
      8.25% 10/20/32...................       $   922,596   $      920,218
     MBNA Credit Card Master Note
      Series 2001-A1 A1
      5.75% 10/15/08...................         1,950,000        2,154,449
      Series 2001-C3 C3
      6.55% 12/15/08...................         2,455,000        2,676,892
     Mid-State Trust Series 11 A1
      4.864% 7/15/38...................         1,140,000        1,139,966
  ++ Novastar Capital Trust Series
      2002-C1 A 144A
      7.15% 10/25/31...................           686,017          686,017
  ++ Option One Mortgage Securities
      Series 2002-2A Certificates 144A
      8.83% 6/26/32....................           255,151          255,151
     Peoplefirst.com Auto Receivables
      Owner Trust Series 2000-2 A4
      6.43% 9/15/07....................         1,149,491        1,164,381
  ++ Sharp Series 2002-HE2N N 144A
      9.50% 10/25/32...................         1,023,772        1,026,332
  ++ Sierra Receivables Funding Company
      Series 2003-1A 144A
      3.09% 1/15/14....................         2,759,815        2,757,947
  ++ Sky Financial Medical Series
      2001-B 144A
      5.55% 7/15/12....................         1,654,720        1,703,845
                                                            --------------
     TOTAL ASSET-BACKED SECURITIES
      (COST $23,215,845)...............                         23,306,083
                                                            --------------
     COMMERCIAL MORTGAGE-BACKED SECURITIES-4.50%
     Bank of America
      Series 2003-D 1A1
      3.428% 5/25/33...................         2,410,328        2,439,328
      Series 2003-D 1A2
      3.428% 5/25/33...................           954,490          951,656
     Commercial Mortgage Series 2000-C1
      A1
      7.206% 9/15/08...................         2,515,962        2,801,208
     Countrywide Alternative Loan Trust
      Series 2002-7 CB11
      6.75% 8/25/32....................         2,435,633        2,487,630
     Credit Suisse First Boston
      Mortgage Securities Corporation
      Series 2001-CK3 A2
      6.04% 6/1/31.....................         1,545,000        1,695,046
      Series 2002-10 2A1
      7.50% 5/25/32....................         2,559,119        2,688,131
      Series 2002-34 1A1
      7.50% 12/25/32...................         4,139,583        4,304,106

                                  Bond Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL        MARKET
                                                AMOUNT*         VALUE
                                                               (U.S. $)
     COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
     First Union National Bank
      Commercial Mortgage
      Series 2002-C1 A2
      6.141% 2/1/34....................       $ 4,290,000   $    4,920,216
     Government National Mortgage
      Association
      Series 2003-5 B
      4.486% 10/16/25..................         3,580,000        3,744,446
     IMPAC Secured Assets Community
      Owner Trust
      Series 2001-4 A3
      6.38% 4/25/24....................           140,655          140,710
     J.P. Morgan Chase Commercial
      Mortgage
      Series 2002-C2 A2
      5.05% 12/12/34...................         1,935,000        2,065,180
  ++ Merrill Lynch Mortgage Trust
      Series 2002-MW1 J 144A
      5.695% 7/12/34...................           749,500          619,986
  ++ Prudential Securities
      Series 1998-C1 144A
      7.388% 5/15/13...................         2,165,000        1,840,335
     Residential Funding Mortgage
      Security I
      Series 1999-S5 A3
      6.20% 2/25/29....................           228,984          229,522
  ++ Salomon Brothers Mortgage
      Securities
      Series 1999-C J 144A
      7.00% 5/18/32....................         1,855,000        1,446,529
     Washington Mutual Series 2003-AR4
      A7
      3.95% 5/25/33....................         3,644,818        3,715,436
      Series 2003-S1 A1
      5.00% 4/25/33....................         4,275,854        4,410,142
                                                            --------------
     TOTAL COMMERCIAL MORTGAGE-BACKED
      SECURITIES (COST $39,073,351)....                         40,499,607
                                                            --------------
     CORPORATE BONDS-42.18%
     AUTOMOBILES & AUTOMOTIVE PARTS-1.36%
     Ford Motor
      7.45% 7/16/31....................        10,630,000        9,764,782
     General Motors
      7.125% 7/15/13...................         2,520,000        2,510,096
                                                            --------------
                                                                12,274,878
                                                            --------------
     BANKING, FINANCE & INSURANCE-14.80%
     America Express
      3.00% 5/16/08....................           960,000          967,705
     AON
      7.375% 12/14/12..................         2,625,000        3,172,074
  ++ ASIF Global Financing 144A
      4.90% 1/17/13....................         3,240,000        3,380,370

                                               PRINCIPAL        MARKET
                                                AMOUNT*         VALUE
                                                               (U.S. $)
     CORPORATE BONDS (CONTINUED)
     BANKING, FINANCE & INSURANCE (CONTINUED)
     Banc One
      2.625% 6/30/08...................       $ 2,605,000   $    2,564,018
     Bear Stearns
      4.00% 1/31/08....................         4,130,000        4,324,643
      4.65% 7/2/18.....................         3,970,000        3,874,791
     Capital One Bank
      4.875% 5/15/08...................         2,530,000        2,584,666
     Cendant
      7.375% 1/15/13...................         3,195,000        3,770,100
     Citigroup
      5.625% 8/27/12...................         3,010,000        3,322,233
      5.875% 2/22/33...................         2,420,000        2,553,584
     Corporate Andina de Fomento
      5.20% 5/21/13....................         2,080,000        2,112,013
     Corrections Corporate
      7.50% 5/1/11.....................           955,000        1,002,750
     Countrywide
      1.76% 6/2/06.....................         6,330,000        6,351,243
      5.25% 6/15/04....................         2,870,000        2,976,216
     Credit Suisse First Boston USA
      4.625% 1/15/08...................         3,485,000        3,725,357
  ++ Erac USA Finance 144A
      7.35% 6/15/08....................         8,450,000        9,899,394
  ++ Farmers Insurance Exchange 144A
      8.625% 5/1/24....................         4,620,000        4,517,325
     Ford Motor Credit
      5.80% 1/12/09....................         1,815,000        1,805,956
      6.875% 2/1/06....................           715,000          758,777
      7.875% 6/15/10...................           665,000          713,576
     Franklin Resources
      3.70% 4/15/08....................         1,690,000        1,731,305
     General Electric Capital
      5.45% 1/15/13....................         3,485,000        3,781,821
     GMAC
      4.50% 7/15/06....................         1,700,000        1,709,299
      6.75% 1/15/06....................         1,700,000        1,805,844
      7.25% 3/2/11.....................         2,125,000        2,183,654
      8.00% 11/1/31....................         4,080,000        4,014,202
     Goldman Sachs
      5.25% 4/1/13.....................         2,085,000        2,227,431
      6.125% 2/15/33...................         3,120,000        3,357,647
     International Lease Finance
      5.875% 5/1/13....................         1,600,000        1,725,770
  ++ Massachusetts Mutual Life 144A
      5.625% 5/15/33...................         4,025,000        4,118,960
     Merrill Lynch
      3.70% 4/21/08....................         1,960,000        2,026,183
     Morgan Stanley
      5.30% 3/1/13.....................         8,365,000        8,907,554
     National Rural Utilities
      3.875% 2/15/08...................         3,740,000        3,900,027
  ++ New York Life 144A
      5.875% 5/15/33...................         2,525,000        2,659,492

                                  Bond Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL        MARKET
                                                AMOUNT*         VALUE
                                                               (U.S. $)
     CORPORATE BONDS (CONTINUED)
     BANKING, FINANCE & INSURANCE (CONTINUED)
     PHH
      7.125% 3/1/13....................       $ 1,005,000   $    1,143,002
     Popular North America
      4.25% 4/1/08.....................         2,565,000        2,672,194
     Prudential Financial
      3.75% 5/1/08.....................           815,000          840,210
     Regions Financial
      6.375% 5/15/12...................        10,590,000       12,267,010
     Stilwell Financial
      7.00% 11/1/06....................         1,490,000        1,643,139
  ++ Wilmington Trust 144A
      4.875% 4/15/13...................         1,855,000        1,903,926
  ++ Zurich Capital Trust I 144A
      8.376% 6/1/37....................         3,920,000        4,320,420
                                                            --------------
                                                               133,315,881
                                                            --------------
     BUILDING & MATERIALS-0.06%
  ++ Lone Star Industries 144A
      8.85% 6/15/05....................           105,000          109,725
     United States Steel
      9.75% 5/15/10....................           405,000          413,100
                                                            --------------
                                                                   522,825
                                                            --------------
     CABLE, MEDIA & PUBLISHING-2.96%
     AOL Time Warner
      7.70% 5/1/32.....................         4,635,000        5,431,645
     Comcast Cable Communications
      7.05% 3/15/33....................         3,055,000        3,406,475
     Liberty Media
      8.25% 2/1/30.....................         5,500,000        6,370,552
     Time Warner
      8.18% 8/15/07....................         1,590,000        1,865,890
     USA Interactive
      6.75% 11/15/05...................         3,215,000        3,506,896
      7.00% 1/15/13....................         4,485,000        5,175,053
     Vertis
      10.875% 6/15/09..................           380,000          381,900
  ++ Vertis 144A
      9.75% 4/1/09.....................           480,000          501,600
                                                            --------------
                                                                26,640,011
                                                            --------------
     CHEMICALS-0.62%
     Engelhard
      4.25% 5/15/13....................         3,250,000        3,279,881
     Valspar
      6.00% 5/1/07.....................         2,075,000        2,258,160
                                                            --------------
                                                                 5,538,041
                                                            --------------
     COMPUTERS & TECHNOLOGY-0.25%
  ++ Electric Data Systems 144A
      6.00% 8/1/13.....................         2,305,000        2,252,165
                                                            --------------
                                                                 2,252,165
                                                            --------------

                                               PRINCIPAL        MARKET
                                                AMOUNT*         VALUE
                                                               (U.S. $)
     CORPORATE BONDS (CONTINUED)
     CONSUMER PRODUCTS-0.36%
  ++ Fortune Brands 144A
      7.125% 11/1/04...................       $ 3,035,000   $    3,260,488
                                                            --------------
                                                                 3,260,488
                                                            --------------
     ELECTRONICS & ELECTRICAL EQUIPMENT-0.29%
  ++ Amkor Technologies 144A
      7.75% 5/15/13....................         2,695,000        2,573,725
                                                            --------------
                                                                 2,573,725
                                                            --------------
     ENERGY-5.44%
  ++ Alliance Pipeline 144A
      4.591% 12/31/25..................         3,135,000        3,125,946
     Consumers Energy
      6.00% 3/15/05....................         1,400,000        1,487,370
     Duke Capital
      7.50% 10/1/09....................         4,039,000        4,626,666
     Empresa Nacional de Petroleum
      6.75% 11/15/12...................         4,660,000        5,274,948
  ++ Enterprise Products 144A
      6.875% 3/1/33....................         3,195,000        3,630,897
  ++ Kern River Funding 144A
      4.893% 4/30/18...................         1,525,000        1,574,071
     Kinder Morgan Energy
      7.75% 3/15/32....................           420,000          531,330
      8.00% 3/15/05....................           605,000          666,960
     Marathon Oil
      9.125% 1/15/13...................         2,485,000        3,284,820
     Nabors Industries
      5.375% 8/15/12...................         4,825,000        5,248,611
     Northern Border Pipeline
      6.25% 5/1/07.....................         2,190,000        2,398,646
     Sempra Energy
      6.925% 7/1/04....................         3,160,000        3,315,169
     Tennessee Gas Pipeline
      8.375% 6/15/32...................         6,310,000        6,893,674
  ++ Tesoro Petroleum 144A
      8.00% 4/15/08....................         2,580,000        2,657,400
     Valero Energy
      6.125% 4/15/07...................         1,110,000        1,221,703
  ++ Valero Logistics 144A
      6.05% 3/15/13....................         2,960,000        3,136,209
                                                            --------------
                                                                49,074,420
                                                            --------------
     FOOD, BEVERAGE & TOBACCO-1.22%
     DiGiorgio
      10.00% 6/15/07...................           775,000          772,094
     Kraft Foods
      6.25% 6/1/12.....................         2,390,000        2,708,219
     Philip Morris
      6.375% 2/1/06....................         2,000,000        2,119,406
     UST
      6.625% 7/15/12...................         3,895,000        4,517,865
      8.80% 3/15/05....................           795,000          872,757
                                                            --------------
                                                                10,990,341
                                                            --------------

                                  Bond Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL        MARKET
                                                AMOUNT*         VALUE
                                                               (U.S. $)
     CORPORATE BONDS (CONTINUED)
     HEALTHCARE & PHARMACEUTICALS-0.55%
     Merck
      4.375% 2/15/13...................       $ 4,790,000   $    4,968,265
                                                            --------------
                                                                 4,968,265
                                                            --------------
     INDUSTRIAL MACHINERY-0.70%
     Johnson Controls
      5.00% 11/15/06...................           705,000          762,788
     USX
      9.375% 2/15/12...................         2,865,000        3,805,021
     York International
      6.625% 8/15/06...................         1,595,000        1,723,919
                                                            --------------
                                                                 6,291,728
                                                            --------------
     LEISURE, LODGING & ENTERTAINMENT-0.28%
     Lodgenet Entertainment
      9.50% 6/15/13....................         2,450,000        2,523,500
                                                            --------------
                                                                 2,523,500
                                                            --------------
     METALS & MINING-0.06%
     Newmont Gold
      8.91% 1/5/09.....................           502,124          581,003
                                                            --------------
                                                                   581,003
                                                            --------------
     PACKAGING & CONTAINERS-0.52%
     Portola Packaging
      10.75% 10/1/05...................           510,000          515,100
     Sealed Air 144A
      ++5.625% 7/15/13.................         1,445,000        1,460,404
      ++6.875% 7/15/33.................         2,620,000        2,680,574
                                                            --------------
                                                                 4,656,078
                                                            --------------
     PAPER & FOREST PRODUCTS-0.21%
  ++ Bowater 144A
      6.50% 6/15/13....................         1,950,000        1,853,485
                                                            --------------
                                                                 1,853,485
                                                            --------------
     RETAIL-1.83%
     Kohls
      7.25% 6/1/29.....................         2,085,000        2,614,436
     Lowe's
      7.50% 12/15/05...................         4,555,000        5,178,803
     Target
      5.875% 3/1/12....................            10,000           11,320
     Wendy's International
      6.20% 6/15/14....................         1,735,000        1,954,932
      6.25% 11/15/11...................         4,380,000        4,989,451
      6.35% 12/15/05...................         1,570,000        1,702,090
                                                            --------------
                                                                16,451,032
                                                            --------------
     TELECOMMUNICATIONS-2.77%
     AT&T
      7.00% 11/15/06...................         5,535,000        6,161,655
     AT&T Wireless Services
      8.00% 11/15/31...................         2,330,000        2,651,151

                                               PRINCIPAL        MARKET
                                                AMOUNT*         VALUE
                                                               (U.S. $)
     CORPORATE BONDS (CONTINUED)
     TELECOMMUNICATIONS (CONTINUED)
     Citizens Communications
      6.375% 8/15/04...................       $ 1,755,000   $    1,834,616
     Sprint Capital
      6.375% 5/1/09....................         1,290,000        1,413,030
      8.75% 3/15/32....................         3,880,000        4,660,885
     Verizon Virginia
      4.625% 3/15/13...................         5,480,000        5,641,649
     Verizon Wireless Capital
      5.375% 12/15/06..................         2,315,000        2,545,088
                                                            --------------
                                                                24,908,074
                                                            --------------
     TEXTILES, APPAREL & FURNITURE-0.06%
**++ J Crew 144A
      0.00% 5/15/08....................           907,819          532,209
                                                            --------------
                                                                   532,209
                                                            --------------
     TRANSPORTATION & SHIPPING-0.64%
  ++ Air 2 US 144A
      8.027% 10/1/19...................           620,082          415,858
     American Airlines
      6.817% 5/23/11...................         2,190,000        1,866,535
     Continental Airlines
      7.033% 6/15/11...................         1,257,072          996,004
     Delta Air Lines
      7.299% 9/18/06...................         2,890,000        2,457,057
                                                            --------------
                                                                 5,735,454
                                                            --------------
     UTILITIES-7.20%
     Amerada Hess
      7.30% 8/15/31....................         2,565,000        2,974,256
     Avista
      7.75% 1/1/07.....................         2,310,000        2,576,890
      9.75% 6/1/08.....................         1,320,000        1,537,800
     Carolina Power & Light
      6.50% 7/15/12....................         2,350,000        2,723,100
     Centerpoint Energy 144A
      ++6.85% 6/1/15...................           555,000          556,958
      ++7.875% 4/1/13..................         6,890,000        7,939,043
     Con Edison
      5.10% 6/15/33....................         2,320,000        2,215,498
     Detroit Edison
      5.05% 10/1/05....................         3,000,000        3,205,101
     FPL Group Capital
      3.25% 4/11/06....................         4,490,000        4,611,136
  ++ Illinois Power 144A
      11.50% 12/15/10..................         1,055,000        1,210,613
     Nevada Power
      10.875% 10/15/09.................           710,000          798,750
     NiSource Finance
      7.50% 11/15/03...................         1,475,000        1,502,774
     Peco Energy
      3.50% 5/1/08.....................         4,150,000        4,272,296

                                  Bond Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL        MARKET
                                                AMOUNT*         VALUE
                                                               (U.S. $)
     CORPORATE BONDS (CONTINUED)
     UTILITIES (CONTINUED)
     Power Contract 144A
     ++5.20% 2/1/06....................       $ 3,545,000   $    3,569,251
     ++6.256% 2/1/10...................         4,940,000        4,997,694
     PSE&G Energy
      8.625% 2/15/08...................         2,070,000        2,227,802
  ++ PSE&G Energy 144A
      7.75% 4/16/07....................         4,825,000        5,107,456
     Scana
      7.44% 10/19/04...................         3,000,000        3,213,858
     Southern Company Capital Funding
      5.30% 2/1/07.....................         2,830,000        3,059,575
     TECO Energy
      7.20% 5/1/11.....................         1,530,000        1,524,263
  ++ TXU Energy 144A
      7.00% 3/15/13....................         4,575,000        5,074,165
                                                            --------------
                                                                64,898,279
                                                            --------------
     TOTAL CORPORATE BONDS
      (COST $355,887,800)..............                        379,841,882
                                                            --------------
     FOREIGN BONDS-6.29%
     AUSTRALIA-0.42%
     Westpac Banking
      4.625% 6/1/18....................  USD    3,765,000        3,748,713
                                                            --------------
                                                                 3,748,713
                                                            --------------
     CANADA-0.88%
     Hydro-Quebec
      6.30% 5/11/11....................         3,500,000        4,125,695
     Thomson
      5.75% 2/1/08.....................         3,395,000        3,818,693
                                                            --------------
                                                                 7,944,388
                                                            --------------
     CAYMAN ISLANDS-1.19%
  ++ ML CBO Series 1996-P1 144A
      1.779% 7/7/06....................         2,561,828        2,474,913
  ++ ML CBO Series 1999-PUTNUM-1 144A
      7.515% 8/10/11...................         3,435,626        3,538,630
     South Street CBO Series 1999-1A A1
      7.16% 7/1/11.....................         1,100,000          984,577
     Transocean Sedco Forex
      6.75% 4/15/05....................         3,030,000        3,273,812
  ++ Travelers Funding Limited CBO
      Series 1A A1 144A
      6.30% 2/18/14....................           476,374          483,513
                                                            --------------
                                                                10,755,445
                                                            --------------
     NETHERLANDS-1.13%
     Aegon NV
      4.75% 6/1/13.....................         2,535,000        2,569,709
  ++ ING Bank 144A
      5.125% 5/1/15....................         7,270,000        7,629,116
                                                            --------------
                                                                10,198,825
                                                            --------------

                                               PRINCIPAL        MARKET
                                                AMOUNT*         VALUE
                                                               (U.S. $)
     FOREIGN BONDS (CONTINUED)
     NORWAY-0.05%
     Norsk Hydro
      6.70% 1/15/18....................  USD      415,000   $      473,948
                                                            --------------
                                                                   473,948
                                                            --------------
     SINGAPORE-1.49%
  ++ Singapore Telecommunications 144A
      7.375% 12/1/31...................         8,050,000        9,869,911
  ++ United Overseas Bank 144A
      4.50% 7/2/13.....................         3,450,000        3,435,131
                                                            --------------
                                                                13,305,042
                                                            --------------
     SWEDEN-0.93%
  ++ Nordea Bank 144A
      5.25% 11/30/12...................         7,740,000        8,391,011
                                                            --------------
                                                                 8,391,011
                                                            --------------
     UNITED KINGDOM-0.20%
     Diageo Capital PLC
      3.375% 3/20/08...................         1,750,000        1,790,549
                                                            --------------
                                                                 1,790,549
                                                            --------------
     TOTAL FOREIGN BONDS (COST
      $54,572,259).....................                         56,607,921
                                                            --------------
     MUNICIPAL BONDS-2.17%
     California State
      5.00% 2/1/33.....................       $ 7,180,000        7,097,645
     Forsyth, Montana Pollution Control
      Revenue
      5.20% 5/1/33.....................         1,830,000        1,875,640
     Illinois State Taxable Pension
      5.10% 6/12/33....................         8,170,000        8,078,905
     Long Island, New York Power
      Authority Series A
      5.00% 6/1/08.....................         2,225,000        2,442,872
                                                            --------------
     TOTAL MUNICIPAL BONDS (COST
      $19,612,079).....................                         19,495,062
                                                            --------------
     NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-0.04%
  ++ ARC Net Interest Margin Trust
      Series 2002-5A A 144A
      7.75% 7/27/32....................           329,405          326,111
                                                            --------------
     TOTAL NON-AGENCY COLLATERALIZED
      MORTGAGE OBLIGATIONS (COST
      $327,286)........................                            326,111
                                                            --------------
     U.S. TREASURY OBLIGATIONS-13.46%
     U.S. Treasury Bond
      5.375% 2/15/31...................        35,005,000       39,428,511
     U.S. Treasury Inflation Index
      Notes
      3.00% 7/15/12....................         9,573,373       10,553,151
      3.375% 4/15/32...................         8,827,563       10,689,631
      3.625% 1/15/08...................        12,343,937       13,852,217

                                  Bond Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL        MARKET
                                                AMOUNT*         VALUE
                                                               (U.S. $)
     U.S. TREASURY OBLIGATIONS (CONTINUED)
     U.S. Treasury Notes
      1.25% 5/31/05....................       $14,580,000   $   14,576,020
      2.00% 5/15/06....................         7,295,000        7,374,793
      2.625% 5/15/08...................         3,195,000        3,225,206
      3.625% 5/15/13...................        10,745,000       10,832,314
   = U.S. Treasury Strip-Tiger
      0.00% 11/15/09...................        12,985,000       10,626,807
                                                            --------------
     TOTAL U.S. TREASURY OBLIGATIONS
      (COST $115,702,277)..............                        121,158,650
                                                            --------------
                                               NUMBER OF
                                                SHARES
     PREFERRED STOCK-0.28%
  ++ Centaur 144A 9.08%................             2,105        2,536,525
                                                            --------------
     TOTAL PREFERRED STOCK (COST
      $2,160,556)......................                          2,536,525
                                                            --------------
     WARRANTS-0.00%
+,++ Solutia Warrants 144A.............             4,350               44
                                                            --------------
     TOTAL WARRANTS (COST $370,046)....                                 44
                                                            --------------
                                               PRINCIPAL
                                                AMOUNT
     COMMERCIAL PAPER-13.58%
     America Honda Finance
      1.11% 7/9/03.....................       $ 7,025,000        7,023,267
     Aquinas Funding
      1.33% 7/1/03.....................        15,000,000       15,000,000

                                               PRINCIPAL        MARKET
                                                AMOUNT*         VALUE
                                                               (U.S. $)
     COMMERCIAL PAPER (CONTINUED)
     Beta Finance
      1.05% 7/28/03....................       $10,000,000   $    9,992,125
     Fountain Square
      1.05% 8/1/03.....................        10,000,000        9,990,958
     Gannet
      1.05% 7/10/03....................         7,470,000        7,468,039
     Moat Funding
      1.33% 7/1/03.....................        15,000,000       15,000,000
     Nationwide Life
      1.31% 7/1/03.....................         7,825,000        7,825,000
     Sheffield Receivables
      1.20% 7/9/03.....................        10,000,000        9,997,333
     Steamboat Funding
      1.075% 7/18/03...................        15,000,000       14,992,385
     UBS Finance
      1.31% 7/1/03.....................        15,000,000       15,000,001
     Volkswagen America
      1.08% 7/10/03....................        10,000,000        9,997,300
                                                            --------------
     TOTAL COMMERCIAL PAPER (COST
      $122,286,408)....................                        122,286,408
                                                            --------------

TOTAL MARKET VALUE OF SECURITIES-111.55% (COST
 $969,884,268)..............................................   1,004,370,980
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(11.55%)....    (103,975,971)
                                                              --------------
NET ASSETS APPLICABLE TO 66,111,849 SHARES
 OUTSTANDING-100.00%........................................  $  900,395,009
                                                              ==============
NET ASSET VALUE-BOND FUND STANDARD CLASS
 ($899,582,471 /66,052,165 SHARES)..........................         $13.619
                                                                      ------
                                                                      ------
NET ASSET VALUE-BOND FUND SERVICE CLASS ($812,538 /59,684
 SHARES)....................................................         $13.614
                                                                      ------
                                                                      ------
COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization-no
 par) ......................................................  $  823,696,722
Undistributed net investment income.........................      17,136,931
Accumulated net realized gain on investments................      25,074,644
Net unrealized appreciation of investments..................      34,486,712
                                                              --------------
Total net assets............................................  $  900,395,009
                                                              ==============

------------------
 *Principal amount is stated in the currency in which each bond is denominated. =Zero coupon security. The interest rate shown is the effective yield at the time of purchase.
**Step coupon bond.
+Non-income producing security for the period ended June 30, 2003.
++Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note #6 in "Notes to Financial Statements".

GNMA-Government National Mortgage Association
TBA-To Be Announced
USD-U.S. Dollar

                             See accompanying notes

                                  Bond Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)

ASSETS:
Investments at market (cost $969,884,268)............  $1,004,370,980
Receivable for securities sold.......................     128,409,826
Interest receivable..................................       8,269,798
Subscriptions receivable.............................       2,819,314
                                                       --------------
Total assets.........................................   1,143,869,918
                                                       --------------

LIABILITIES:
Payable for securities purchased.....................     242,599,429
Accrued expenses.....................................         394,370
Cash overdraft.......................................         299,688
Liquidations payable.................................         181,422
                                                       --------------
Total liabilities....................................     243,474,909
                                                       --------------
Total net assets.....................................  $  900,395,009
                                                       ==============

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
BOND FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest.................................................  $18,457,672
Dividends................................................       95,567
                                                           -----------
                                                            18,553,239
                                                           -----------
EXPENSES:
Management fees..........................................    1,524,452
Accounting and administration expenses...................      171,903
Professional fees........................................       52,462
Reports and statements to shareholders...................       47,586
Custodian fees...........................................       22,807
Trustees' fees...........................................        2,586
Distribution expense-Service Class.......................           30
Other....................................................       17,955
                                                           -----------
                                                             1,839,781
Less expense paid indirectly.............................       (9,123)
                                                           -----------
Total expenses...........................................    1,830,658
                                                           -----------
NET INVESTMENT INCOME....................................   16,722,581
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments.........................   28,358,446
Net change in unrealized appreciation/depreciation of
 investments.............................................    6,457,057
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS..........   34,815,503
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $51,538,084
                                                           ===========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                            SIX MONTHS
                                              ENDED
                                             6/30/03       YEAR ENDED
                                           (UNAUDITED)      12/31/02
                                           ------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income....................  $ 16,722,581   $  33,812,297
Net realized gain on investments.........    28,358,446       6,477,827
Net change in unrealized appreciation/
 depreciation of investments.............     6,457,057      23,248,468
                                           ------------   -------------
Net increase in net assets resulting from
 operations..............................    51,538,084      63,538,592
                                           ------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class..........................    (4,472,225)    (34,032,478)
 Service Class...........................           (51)              -
Net realized gain on investments:
 Standard Class..........................    (7,541,718)        (48,256)
 Service Class...........................           (87)              -
                                           ------------   -------------
                                            (12,014,081)    (34,080,734)
                                           ------------   -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..........................   149,710,498     257,644,450
 Service Class...........................       877,334               -
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class..........................    12,013,943      34,080,734
 Service Class...........................           138               -
                                           ------------   -------------
                                            162,601,913     291,725,184
                                           ------------   -------------
Cost of shares repurchased:
 Standard Class..........................   (71,688,591)   (108,056,841)
 Service Class...........................       (62,133)              -
                                           ------------   -------------
                                            (71,750,724)   (108,056,841)
                                           ------------   -------------
Increase in net assets derived from
 capital share transactions..............    90,851,189     183,668,343
                                           ------------   -------------
NET INCREASE IN NET ASSETS...............   130,375,192     213,126,201
NET ASSETS:
Beginning of period......................   770,019,817     556,893,616
                                           ------------   -------------
End of period............................  $900,395,009   $ 770,019,817
                                           ============   =============

                             See accompanying notes

                                  Bond Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      BOND FUND STANDARD CLASS
                                   SIX MONTHS
                                      ENDED
                                   6/30/03(1)                                         YEAR ENDED
                                   (UNAUDITED)        12/31/02        12/31/01(2)        12/31/00        12/31/99        12/31/98
                                   ----------------------------------------------------------------------------------------------
Net asset value, beginning of
 period..........................   $ 12.989          $ 12.382         $ 11.891          $ 11.436        $ 12.689        $ 12.861

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3).........      0.324             0.675            0.747             0.787           0.772           0.662
Net realized and unrealized gain
 (loss) on investments...........      0.495             0.560            0.349             0.426          (1.180)          0.494
                                    --------          --------         --------          --------        --------        --------
Total from investment
 operations......................      0.819             1.235            1.096             1.213          (0.408)          1.156
                                    --------          --------         --------          --------        --------        --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income............     (0.070)           (0.627)          (0.605)           (0.758)         (0.845)         (1.328)
Net realized gain on
 investments.....................     (0.119)           (0.001)               -                 -               -               -
                                    --------          --------         --------          --------        --------        --------
Total dividends and
 distributions...................     (0.189)           (0.628)          (0.605)           (0.758)         (0.845)         (1.328)
                                    --------          --------         --------          --------        --------        --------

Net asset value, end of period...   $ 13.619          $ 12.989         $ 12.382          $ 11.891        $ 11.436        $ 12.689
                                    ========          ========         ========          ========        ========        ========

Total return(4)..................      6.31%            10.13%            9.18%            10.89%          (3.27%)          9.56%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)........................   $899,582          $770,020         $556,894          $337,187        $330,923        $363,808
Ratio of expenses to average net
 assets..........................      0.44%             0.44%            0.53%             0.55%           0.53%           0.52%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly.........      0.44%             0.46%            0.53%             0.55%           0.53%           0.52%
Ratio of net investment income to
 average net assets..............      4.02%             5.29%            5.96%             6.55%           6.02%           5.90%
Ratio of net investment income to
 average net assets prior to fees
 waived and expense paid
 indirectly......................      4.02%             5.27%            5.96%             6.55%           6.02%           5.90%
Portfolio turnover...............       831%              612%             712%              167%             39%             51%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.001, an increase in net realized and unrealized gain (loss) per share of $0.001, and a decrease in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.

(3)The average shares outstanding method has been applied for per share information for the six months ended June 30, 2003 and the years ended December 31, 2002, 2001 and 2000.

(4)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                                  Bond Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                             BOND FUND SERVICE CLASS

                                                             5/16/03(1)
                                                                 TO
                                                               6/30/03
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................    $13.700

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)...................................      0.078
Net realized and unrealized gain on investments............      0.025
                                                               -------
Total from investment operations...........................      0.103
                                                               -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income......................................     (0.070)
Net realized gain on investments...........................     (0.119)
                                                               -------
Total dividends and distributions..........................     (0.189)
                                                               -------

Net asset value, end of period.............................    $13.614
                                                               =======

Total return(3)............................................      0.76%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $   813
Ratio of expenses to average net assets....................      0.72%
Ratio of net investment income to average net assets.......      3.43%
Portfolio turnover(4)......................................       831%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

(4)The portfolio turnover is representative for the entire Fund for the six months ended June 30, 2003.

                             See accompanying notes

                                  Bond Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware business trust that was formed on February 1, 2003 and offers 11 funds:
Aggressive Growth Fund (formerly Lincoln National Aggressive Growth Fund, Inc.), Bond Fund (formerly Lincoln National Bond Fund, Inc.), Capital Appreciation Fund (formerly Lincoln National Capital Appreciation Fund, Inc.), Equity-Income Fund (formerly Lincoln National Equity-Income Fund, Inc.), Global Asset Allocation Fund (formerly Lincoln National Global Asset Allocation Fund, Inc.), Growth and Income Fund (formerly Lincoln National Growth and Income Fund, Inc.), International Fund (formerly Lincoln National International Fund, Inc.), Managed Fund (formerly Lincoln National Managed Fund, Inc.), Money Market Fund (formerly Lincoln National Money Market Fund, Inc.), Social Awareness Fund (formerly Lincoln National Social Awareness Fund, Inc.), and Special Opportunities Fund (formerly Lincoln National Special Opportunities Fund, Inc.). Each fund is the successor to a predecessor fund, the assets and liabilities of which were acquired and assumed respectively, on April 30, 2003. These financial statements and the related notes pertain to Bond Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Service Class shares commenced operations on May 16, 2003. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income consistent with a prudent investment strategy.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation--U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2003, were approximately $9,123. The expense paid under the above arrangement is included under custodial fees on the Statement of Operations with the expense offset shown as "expense paid indirectly".

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to the Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services.

Pursuant to the distribution plan, the Fund is authorized to pay Insurance Companies or others, out of the assets of the Service Class shares, an annual fee not to exceed .35%, as compensation, or reimbursement, for services rendered and/or expenses borne. The Lincoln Variable Insurance Products Trust entered into a distribution agreement with the Companies that the Fund pays an annual fee equal to .25% of net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

                                 Bond Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
At June 30, 2003, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC...............  $269,105
Accounting and Administration Fees Payable to
 DSC.........................................    62,671
Administration Fees Payable to Lincoln
 Life........................................     1,250
Distribution Fees Payable to Companies.......        30

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2003, the Fund made purchases of $3,499,563,230 and sales of $3,405,379,652 of investment securities other than U.S. government securities and short-term investments. At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments was $972,404,583. At June 30, 2003, net unrealized appreciation was $31,966,397, of which $35,533,695 related to unrealized appreciation of investments and $3,567,298 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                               SIX MONTHS            YEAR
                                                  ENDED              ENDED
                                                6/30/03*           12/31/02
                                               -----------        -----------
Ordinary income..............................  $10,518,634        $34,080,734
Long-term capital gain.......................    1,495,447                 --
                                               -----------        -----------
Total........................................  $12,014,081        $34,080,734
                                               ===========        ===========

------------------
*Tax information for the six months ended June 30, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest................  $823,696,722
Undistributed ordinary income................    42,353,054
Undistributed net realized capital gains on
 investments.................................     2,378,836
Unrealized appreciation of investments.......    31,966,397
                                               ------------
Net assets...................................  $900,395,009
                                               ============

                                 Bond Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                               SIX MONTHS            YEAR
                                                  ENDED              ENDED
                                                 6/30/03           12/31/02
                                               -----------        -----------
Shares sold:
 Standard Class..............................   11,239,619         20,132,533
 Service Class...............................       64,167                  -
Shares issued upon reinvestment of dividends
 and distributions:
 Standard Class..............................      885,527          2,683,830
 Service Class...............................           10                  -
                                               -----------        -----------
                                                12,189,323         22,816,363
                                               -----------        -----------
Shares repurchased:
 Standard Class..............................   (5,356,230)        (8,509,595)
 Service Class...............................       (4,493)                 -
                                               -----------        -----------
                                                (5,360,723)        (8,509,595)
                                               -----------        -----------
Net increase.................................    6,828,600         14,306,768
                                               ===========        ===========

6. CREDIT AND MARKET RISK
The Fund may invest in high-yield fixed-income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

7. LINE OF CREDIT
The Fund, along with certain other funds in the Lincoln Variable Insurance Products Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2003, or at any time during the period.

                                 Bond Fund- 12

                           CAPITAL APPRECIATION FUND

                                  [JANUS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Capital Appreciation Fund
                               Semiannual Report
                               June 30, 2003

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- CAPITAL APPRECIATION FUND

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND STATEMENT OF NET ASSETS
June 30, 2003 (Unaudited)

                                              NUMBER OF        MARKET
                                                SHARES         VALUE
                                                              (U.S. $)
    COMMON STOCK-99.68%
    AEROSPACE & DEFENSE-2.87%
    Boeing.............................           43,935   $    1,507,849
    General Dynamics...................           67,150        4,868,375
    Lockheed Martin....................          173,240        8,241,027
    United Technologies................           80,000        5,666,400
                                                           --------------
                                                               20,283,651
                                                           --------------
    AUTOMOBILES & AUTOMOTIVE PARTS-0.61%
    Harley-Davidson....................          107,925        4,301,890
                                                           --------------
                                                                4,301,890
                                                           --------------
    BANKING & FINANCE-8.25%
    Bank of New York...................          634,625       18,245,468
    CIT Group..........................          356,410        8,785,507
    Fifth Third Bancorp................           57,565        3,300,777
    M&T Bank...........................           42,855        3,609,248
    Northern Trust.....................          237,610        9,929,722
    Schwab (Charles)...................        1,438,821       14,517,704
                                                           --------------
                                                               58,388,426
                                                           --------------
    BUILDINGS & MATERIALS-0.98%
  + NVR................................            7,000        2,877,000
    Winnebago Industries...............          106,235        4,026,307
                                                           --------------
                                                                6,903,307
                                                           --------------
    BUSINESS SERVICES-4.17%
  + Apollo Group Class A...............           71,895        4,440,235
  + Aramark-Class B....................          133,930        3,002,711
  + Cendant............................          356,180        6,525,218
  + First Health Group.................          109,880        3,032,688
    Moody's............................           29,450        1,552,310
    Paychex............................          233,785        6,852,238
  + Robert Half International..........          216,760        4,105,434
                                                           --------------
                                                               29,510,834
                                                           --------------
    CABLE, MEDIA & PUBLISHING-20.38%
  + AOL Time Warner....................        2,542,027       40,901,214
  + Clear Channel Communications.......          161,505        6,846,197
  + Comcast Special Class A............        1,526,305       44,003,372
  + Hispanic Broadcasting..............          107,720        2,741,474
  + Lamar Advertising..................          151,750        5,343,118
  + Univision Communications...........          501,785       15,254,264
  + Viacom Class B.....................          666,242       29,088,126
                                                           --------------
                                                              144,177,765
                                                           --------------
    CHEMICALS-1.75%
    Ecolab.............................          104,500        2,675,200
    Praxair............................           37,850        2,274,785
    Sigma-Aldrich......................          136,995        7,422,389
                                                           --------------
                                                               12,372,374
                                                           --------------

                                              NUMBER OF        MARKET
                                                SHARES         VALUE
                                                              (U.S. $)
    COMMON STOCK (CONTINUED)
    COMPUTERS & TECHNOLOGY-6.27%
  + Amazon.Com.........................          212,760   $    7,763,612
  + Ceridian...........................          239,950        4,071,952
  + Cisco Systems......................          978,297       16,229,946
  + Dell Computer......................           24,550          784,618
  + eBay...............................           56,215        5,856,479
  + Fiserv.............................          169,032        6,019,230
    ITT Industries.....................           55,135        3,609,137
                                                           --------------
                                                               44,334,974
                                                           --------------
    CONSUMER PRODUCTS-7.38%
    3M.................................           88,475       11,411,506
    Colgate-Palmolive..................          492,755       28,555,152
    Procter & Gamble...................          136,990       12,216,768
                                                           --------------
                                                               52,183,426
                                                           --------------
    ELECTRONICS & ELECTRICAL EQUIPMENT-11.15%
  + Gentex.............................            6,465          197,894
  + Kla-Tencor.........................           80,865        3,759,414
    Linear Technology..................        1,114,875       35,910,124
    Maxim Integrated Products..........          949,280       32,455,883
  + SPX................................           47,905        2,110,694
    Texas Instruments..................          252,955        4,452,008
                                                           --------------
                                                               78,886,017
                                                           --------------
    ENVIRONMENTAL SERVICES-0.09%
  + Stericycle.........................           17,440          671,091
                                                           --------------
                                                                  671,091
                                                           --------------
    FOOD, BEVERAGE & TOBACCO-1.52%
    Sysco..............................          304,720        9,153,789
  + Whole Foods Market.................           33,940        1,613,168
                                                           --------------
                                                               10,766,957
                                                           --------------
    HEALTHCARE & PHARMACEUTICALS-6.42%
    Alcon..............................          130,670        5,971,618
  + Apogent Technologies...............          245,090        4,901,800
  + Forest Laboratories................           59,880        3,278,430
    Hillenbrand Industries.............           76,510        3,859,930
    Johnson & Johnson..................           28,190        1,457,423
  + Patterson Dental...................           50,520        2,292,598
    Roche Holding (Switzerland)........           17,893        1,403,515
  + St. Jude Medical...................           72,065        4,143,738
    Stryker............................           87,250        6,052,532
    Synthes-Stratec (Switzerland)......            5,344        3,838,701
    UnitedHealth Group.................          127,610        6,412,402
  + Varian Associates..................           15,090          868,731
  + Zimmer Holdings....................           20,095          905,280
                                                           --------------
                                                               45,386,698
                                                           --------------
    INDUSTRIAL MACHINERY-2.29%
  + Dionex.............................          297,410       11,822,048
    Kennametal.........................          130,230        4,406,983
                                                           --------------
                                                               16,229,031
                                                           --------------

                          Capital Appreciation Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                              NUMBER OF        MARKET
                                                SHARES         VALUE
                                                              (U.S. $)
    COMMON STOCK (CONTINUED)
    INSURANCE-11.02%
    AFLAC..............................          399,770   $   12,292,928
    Berkley (WR).......................           90,637        4,776,570
  + Berkshire Hathaway-Class A.........               14        1,015,000
  + Berkshire Hathaway-Class B.........            3,822        9,287,460
    MGIC Investment....................          301,405       14,057,529
    PartnerRe..........................           92,650        4,735,342
    RenaissanceRe Holdings.............          132,755        6,043,008
    Stancorp Financial Group...........          190,000        9,921,800
    XL Capital Limited.................          190,500       15,811,499
                                                           --------------
                                                               77,941,136
                                                           --------------
    METALS & MINING-2.02%
    Illinois Tool Works................           65,095        4,286,506
    Precision Castparts................           77,435        2,408,229
    Tyco International.................          400,165        7,595,131
                                                           --------------
                                                               14,289,866
                                                           --------------
    PACKAGING & CONTAINERS-2.10%
    Ball...............................           93,025        4,233,568
    Bemis..............................          112,750        5,276,700
  + Sealed Air.........................          112,875        5,379,622
                                                           --------------
                                                               14,889,890
                                                           --------------
    RETAIL-4.29%
  + Costco Wholesale...................          172,545        6,315,147
  + Kohl's.............................           67,000        3,442,460
    Pier 1 Imports.....................           16,835          343,434
    TJX................................           40,340          760,006
    Walgreen...........................          648,320       19,514,432
                                                           --------------
                                                               30,375,479
                                                           --------------

                                              NUMBER OF        MARKET
                                                SHARES         VALUE
                                                              (U.S. $)
    COMMON STOCK (CONTINUED)
    TEXTILES, APPAREL & FURNITURE-0.17%
  + Mohawk Industries..................           21,760   $    1,208,333
                                                           --------------
                                                                1,208,333
                                                           --------------
    TRANSPORTATION & SHIPPING-5.95%
    Canadian National Railway..........           86,340        4,166,768
    Canadian National Railway
     (Canada)..........................           37,860        1,813,379
    Expeditors International...........           87,635        3,035,676
    Grainger (W.W.)....................           54,035        2,526,677
  + Ryanair Holdings ADR...............          188,725        8,473,753
    Southwest Airlines.................          488,665        8,405,038
    United Parcel Service Class B......          215,140       13,704,418
                                                           --------------
                                                               42,125,709
                                                           --------------
    TOTAL COMMON STOCK (COST
     $641,491,066).....................                       705,226,854
                                                           --------------
    CONVERTIBLE PREFERRED STOCK-0.14%
    General Motors 6.25%...............           40,000          996,000
                                                           --------------
    TOTAL CONVERTIBLE PREFERRED STOCK
     (COST $1,000,000).................                           996,000
                                                           --------------
                                              PRINCIPAL
                                                AMOUNT
    COMMERCIAL PAPER-0.34%
    Fannie Mae 0.95% 7/1/03............       $2,400,000        2,400,000
                                                           --------------
    TOTAL COMMERCIAL PAPER (COST
     $2,400,000).......................                         2,400,000
                                                           --------------

TOTAL MARKET VALUE OF SECURITIES-100.16% (COST
 $644,891,066)..............................................     708,622,854
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.16%).....      (1,145,818)
                                                              --------------
NET ASSETS APPLICABLE TO 49,836,720 SHARES
 OUTSTANDING-100.00%........................................  $  707,477,036
                                                              ==============
NET ASSET VALUE-CAPITAL APPRECIATION FUND STANDARD CLASS
 ($707,372,408 / 49,829,348 SHARES).........................         $14.196
                                                                      ------
                                                                      ------
NET ASSET VALUE-CAPITAL APPRECIATION FUND SERVICE CLASS
 ($104,628 / 7,372.4 SHARES)................................         $14.192
                                                                      ------
                                                                      ------
COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $1,115,262,675
Accumulated net investment loss*............................        (651,369)
Accumulated net realized loss on investments................    (470,865,896)
Net unrealized appreciation of investments and foreign
 currencies.................................................      63,731,626
                                                              --------------
Total net assets............................................  $  707,477,036
                                                              ==============

------------------
+Non-income producing security for the period ended June 30, 2003.
*Accumulated net investment loss includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income (loss) in accordance with provisions of the Internal Revenue Code.

ADR-American Depositary Receipts

                             See accompanying notes

                          Capital Appreciation Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CAPITAL APPRECIATION FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends...............................................  $  2,321,563
Interest................................................        80,890
Foreign tax withheld....................................        (6,489)
                                                          ------------
                                                             2,395,964
                                                          ------------
EXPENSES:
Management fees.........................................     2,460,720
Accounting and administration expenses..................       144,336
Professional fees.......................................        63,063
Reports and statements to shareholders..................        48,018
Custodian fees..........................................        17,171
Trustees' fees..........................................         2,586
Distribution expense-Service Class......................             7
Other...................................................        18,035
                                                          ------------
                                                             2,753,936
Less expense paid indirectly............................        (2,078)
                                                          ------------
Total expenses..........................................     2,751,858
                                                          ------------
NET INVESTMENT LOSS.....................................      (355,894)
                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized loss on:
Investments.............................................   (18,202,483)
Foreign currencies......................................      (324,425)
                                                          ------------
Net realized loss.......................................   (18,526,908)
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies.....................    94,932,444
                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES.....................................    76,405,536
                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....  $ 76,049,642
                                                          ============

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CAPITAL APPRECIATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                           SIX MONTHS
                                             ENDED
                                            6/30/03        YEAR ENDED
                                          (UNAUDITED)       12/31/02
                                          ------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment loss.....................  $   (355,894)  $   (1,901,626)
Net realized loss on investments and
 foreign currencies.....................   (18,526,908)    (113,966,946)
Net change in unrealized appreciation/
 depreciation of investments and foreign
 currencies.............................    94,932,444     (167,753,276)
                                          ------------   --------------
Net increase (decrease) in net assets
 resulting from operations..............    76,049,642     (283,621,848)
                                          ------------   --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.........................     6,220,129       17,754,008
 Service Class..........................       104,826                -
                                          ------------   --------------
                                             6,324,955       17,754,008
                                          ------------   --------------
Cost of shares repurchased:
 Standard Class.........................   (53,140,940)    (181,537,032)
                                          ------------   --------------
                                           (53,140,940)    (181,537,032)
                                          ------------   --------------
Decrease in net assets derived from
 capital share transactions.............   (46,815,985)    (163,783,024)
                                          ------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS...    29,233,657     (447,404,872)
NET ASSETS:
Beginning of period.....................   678,243,379    1,125,648,251
                                          ------------   --------------
End of period...........................  $707,477,036   $  678,243,379
                                          ============   ==============

                             See accompanying notes

                          Capital Appreciation Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                 CAPITAL APPRECIATION FUND STANDARD CLASS
                                          SIX MONTHS
                                             ENDED
                                          6/30/03(1)                                     YEAR ENDED
                                          (UNAUDITED)      12/31/02       12/31/01        12/31/00        12/31/99       12/31/98
                                          ---------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 12.678        $ 17.358      $   25.345      $   31.466      $   21.772      $ 17.530

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)(2).........     (0.007)         (0.032)         (0.035)         (0.047)          0.007        (0.003)
Net realized and unrealized gain (loss)
 on investments and foreign
 currencies.............................      1.525          (4.648)         (6.035)         (4.694)          9.839         6.127
                                           --------        --------      ----------      ----------      ----------      --------
Total from investment operations........      1.518          (4.680)         (6.070)         (4.741)          9.846         6.124
                                           --------        --------      ----------      ----------      ----------      --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income...................          -               -               -               -               -        (0.050)
Net realized gain on investments........          -               -          (1.917)         (1.380)         (0.152)       (1.832)
                                           --------        --------      ----------      ----------      ----------      --------
Total dividends and distributions.......         --              --          (1.917)         (1.380)         (0.152)       (1.882)
                                           --------        --------      ----------      ----------      ----------      --------

Net asset value, end of period..........   $ 14.196        $ 12.678      $   17.358      $   25.345      $   31.466      $ 21.772
                                           ========        ========      ==========      ==========      ==========      ========

Total return(3).........................     11.97%         (26.96%)        (25.88%)        (15.85%)         45.45%        37.95%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)...............................   $707,372        $678,243      $1,125,648      $1,689,681      $1,913,076      $770,736
Ratio of expenses to average net
 assets.................................      0.82%           0.80%           0.78%           0.76%           0.78%         0.83%
Ratio of net investment income (loss) to
 average net assets.....................     (0.11%)         (0.21%)         (0.18%)         (0.15%)          0.03%        (0.01%)
Portfolio turnover......................        17%             27%             48%             62%             60%           78%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                          Capital Appreciation Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                      CAPITAL APPRECIATION FUND SERVICE CLASS

                                                             5/16/03(1)
                                                                 TO
                                                               6/30/03
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................   $ 14.021

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2).....................................     (0.009)
Net realized and unrealized gain on investments and foreign
 currencies................................................      0.180
                                                              --------
Total from investment operations...........................      0.171
                                                              --------

Net asset value, end of period.............................   $ 14.192
                                                              ========

Total return(3)............................................      1.22%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................   $    105
Ratio of expenses to average net assets....................      1.04%
Ratio of net investment loss to average net assets.........     (0.47%)
Portfolio turnover(4)......................................        17%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

(4)The portfolio turnover is representative for the entire Fund for the six months ended June 30, 2003.

                             See accompanying notes

                          Capital Appreciation Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware business trust that was formed on February 1, 2003 and offers 11 funds:
Aggressive Growth Fund (formerly Lincoln National Aggressive Growth Fund, Inc.), Bond Fund (formerly Lincoln National Bond Fund, Inc.), Capital Appreciation Fund (formerly Lincoln National Capital Appreciation Fund, Inc.), Equity-Income Fund (formerly Lincoln National Equity-Income Fund, Inc.), Global Asset Allocation Fund (formerly Lincoln National Global Asset Allocation Fund, Inc.), Growth and Income Fund (formerly Lincoln National Growth and Income Fund, Inc.), International Fund (formerly Lincoln National International Fund, Inc.), Managed Fund (formerly Lincoln National Managed Fund, Inc.), Money Market Fund (formerly Lincoln National Money Market Fund, Inc.), Social Awareness Fund (formerly Lincoln National Social Awareness Fund, Inc.), and Special Opportunities Fund (formerly Lincoln National Special Opportunities Fund, Inc.). Each fund is the successor to a predecessor fund, the assets and liabilities of which were acquired and assumed respectively, on April 30, 2003. These financial statements and the related notes pertain to Capital Appreciation Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Service Class shares commenced operations on May 16, 2003. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term growth of capital in a manner consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2003, were approximately $2,078. The expense paid under the above arrangement is included under custodial fees on the Statement of Operations with the expense offset shown as "expense paid indirectly".

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC).

                          Capital Appreciation Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
For its services, DMC receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million.

Janus Capital Management LLC (the "Sub-Adviser") is responsible for the day-to-day management of the Fund's investment portfolio. For its services, the Sub-Adviser is paid directly by DMC, not the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to the Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services.

Pursuant to the distribution plan, the Fund is authorized to pay Insurance Companies or others, out of the assets of the Service Class shares, an annual fee not to exceed .35%, as compensation, or reimbursement, for services rendered and/or expenses borne. The Lincoln Variable Insurance Products Trust entered into a distribution agreement with the Companies that the Fund pays an annual fee equal to .25% of net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2003, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC...............  $434,551
Accounting and Administration Fees Payable to
 DSC.........................................    49,255
Administration Fees Payable to Lincoln
 Life........................................     1,250
Distribution Fees Payable to Companies.......         7

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2003, the Fund made purchases of $56,882,341 and sales of $94,310,765 of investment securities other than short-term investments. At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments was $645,210,245. At June 30, 2003, net unrealized appreciation was $63,412,609, of which $127,932,808 related to unrealized appreciation of investments and $64,520,199 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. There were no dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest................  $1,115,262,675
Accumulated net investment loss..............        (651,369)
Net realized capital losses on investments...     (41,423,458)
Capital loss carryforwards...................    (429,123,259)
Unrealized appreciation of investments and
 foreign currencies..........................      63,412,447
                                               --------------
Net assets...................................  $  707,477,036
                                               ==============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $305,196,180 expires in 2009 and $123,927,079 expires in 2010.

                          Capital Appreciation Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                               SIX MONTHS           YEAR
                                                 ENDED              ENDED
                                                6/30/03           12/31/02
                                               ----------        -----------
Shares sold:
 Standard Class..............................    470,754           1,152,814
 Service Class...............................      7,372                   -
                                               ----------        -----------
                                                 478,126           1,152,814
                                               ----------        -----------
Shares repurchased:
 Standard Class..............................  (4,139,445)       (12,504,592)
                                               ----------        -----------
                                               (4,139,445)       (12,504,592)
                                               ----------        -----------
Net decrease.................................  (3,661,319)       (11,351,778)
                                               ==========        ===========

6. SUPPLEMENTAL FINANCIAL INSTRUMENTS INFORMATION
Foreign Exchange Contracts--The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

No forward foreign currency exchange contracts were outstanding at June 30, 2003.

7. MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. At June 30, 2003, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8. LINE OF CREDIT
The Fund, along with certain other funds in the Lincoln Variable Insurance Products Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2003, or at any time during the period.

                          Capital Appreciation Fund- 8

                               EQUITY-INCOME FUND

                          [FIDELITY INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Equity-Income Fund
                               Semiannual Report
                               June 30, 2003

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- EQUITY-INCOME FUND

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
STATEMENT OF NET ASSETS
June 30, 2003 (Unaudited)

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
                                                              (U.S. $)
    COMMON STOCK-97.32%
    AEROSPACE & DEFENSE-1.83%
    Boeing............................            20,100   $      689,832
    Goodrich..........................           202,200        4,246,200
    Lockheed Martin...................           160,400        7,630,228
                                                           --------------
                                                               12,566,260
                                                           --------------
    AUTOMOBILES & AUTOMOTIVE PARTS-1.27%
    Cummins...........................            66,100        2,372,329
  + Navistar International............            24,500          799,435
    PACCAR............................            82,400        5,555,408
                                                           --------------
                                                                8,727,172
                                                           --------------
    BANKING-11.63%
    Bank of America...................           165,500       13,079,465
    Bank of New York..................           497,500       14,303,125
    Golden West Financial.............            53,200        4,256,532
    Mellon Financial..................           520,900       14,454,975
    Northern Trust....................           398,300       16,644,957
    State Street......................           345,600       13,616,640
    Synovus Financial.................            77,700        1,670,550
    Wachovia..........................            42,500        1,698,300
                                                           --------------
                                                               79,724,544
                                                           --------------
    BUILDING & MATERIALS-0.07%
    Fastenal..........................            14,000          475,160
                                                           --------------
                                                                  475,160
                                                           --------------
    CABLE, MEDIA & PUBLISHING-7.37%
  + AOL Time Warner...................         1,772,100       28,513,089
    Belo Class A......................           231,100        5,167,396
  + Comcast Special Class A...........           187,700        5,411,391
  + InterActiveCorp...................           126,200        4,993,734
    McGraw-Hill.......................             7,600          471,200
    News-ADR..........................           155,600        4,710,012
    Omnicom Group.....................             8,500          609,450
    Washington Post Class B...........               860          630,294
                                                           --------------
                                                               50,506,566
                                                           --------------
    COMPUTERS & TECHNOLOGY-4.90%
  + Amazon.Com........................             5,800          211,642
  + Apple Computer....................            45,900          877,608
  + BEA Systems.......................           409,900        4,451,514
  + BISYS.............................            11,800          216,766
  + Brocade Communications Systems....           574,900        3,386,161
    Electronic Data Systems...........            96,700        2,074,215
    Hewlett-Packard...................           142,100        3,026,730
  + Ingram Micro Class A..............           143,800        1,581,800
    International Business Machines...            20,000        1,650,000
  + Intuit............................            17,000          757,010
    Microsoft.........................           183,500        4,699,435
  + NETIQ.............................            18,500          286,010
  + Network Associates................           302,500        3,835,700
  + PeopleSoft........................           182,300        3,206,657
    Reynolds & Reynolds Class A.......            22,111          631,490

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
                                                              (U.S. $)
    COMMON STOCK (CONTINUED)
    COMPUTERS & TECHNOLOGY (CONTINUED)
  + Seagate Technology................            41,300   $      728,945
  + Sun Microsystems..................           360,800        1,659,680
  + Sungard Data Systems..............            11,400          295,374
                                                           --------------
                                                               33,576,737
                                                           --------------
    CONSUMER PRODUCTS-1.13%
    3M................................            32,100        4,140,258
    Gillette..........................           112,200        3,574,692
                                                           --------------
                                                                7,714,950
                                                           --------------
    DIVERSIFIED REITS-0.80%
    ProLogis..........................           202,000        5,514,600
                                                           --------------
                                                                5,514,600
                                                           --------------
    ELECTRONICS & ELECTRICAL EQUIPMENT-6.42%
  + Arrow Electronics.................            73,900        1,126,236
  + Avnet.............................            75,200          953,536
  + Celestica.........................               800           12,608
  + Celestica (Canada)................            22,700          352,842
  + Cypress Semiconductor.............            62,200          746,400
    Emerson Electric..................           249,900       12,769,890
  + Flextronics International.........           110,800        1,151,212
    General Electric..................           418,800       12,011,184
  + LSI Logic.........................            65,700          465,156
  + Micron Technology.................           969,300       11,272,959
    Molex.............................            17,028          459,586
    Teleflex..........................            63,900        2,718,945
                                                           --------------
                                                               44,040,554
                                                           --------------
    ENERGY-9.46%
    Burlington Resources..............           642,200       34,723,754
    ConocoPhillips....................             5,238          287,042
    Diamond Offshore Drilling.........           141,100        2,961,689
    Exxon Mobil.......................           613,900       22,045,149
    Schlumberger Limited..............           102,500        4,875,925
                                                           --------------
                                                               64,893,559
                                                           --------------
    FINANCE-13.67%
    Citigroup.........................           610,766       26,140,785
    Equifax...........................             6,700          174,200
    Friedman Billings Ramsey Class
     A................................            40,800          546,720
    Merrill Lynch.....................           180,000        8,402,400
    Morgan Stanley....................           570,700       24,397,425
    Schwab (Charles)..................         3,379,050       34,094,614
                                                           --------------
                                                               93,756,144
                                                           --------------
    FOOD, BEVERAGE & TOBACCO-1.27%
    Campbell Soup.....................            45,800        1,122,100
    McCormick & Company...............           261,400        7,110,080
    Tyson Foods Class A...............            42,300          449,226
                                                           --------------
                                                                8,681,406
                                                           --------------
    HEALTHCARE & PHARMACEUTICALS-3.09%
    Becton Dickinson..................           123,000        4,778,550
    Bristol-Myers Squibb..............            40,700        1,105,005

                             Equity-Income Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
                                                              (U.S. $)
    COMMON STOCK (CONTINUED)
    HEALTHCARE & PHARMACEUTICALS (CONTINUED)
    Merck & Company...................           127,300   $    7,708,015
    Pfizer............................            47,500        1,622,125
    Schering-Plough...................           177,400        3,299,640
  + WebMD.............................           189,400        2,051,202
    Wyeth.............................            14,300          651,365
                                                           --------------
                                                               21,215,902
                                                           --------------
    INDUSTRIAL MACHINERY-3.75%
    Caterpillar.......................           127,700        7,107,782
    Dover.............................           149,500        4,479,020
    Eaton.............................           179,400       14,102,634
                                                           --------------
                                                               25,689,436
                                                           --------------
    INSURANCE-1.91%
    Allstate..........................            81,000        2,887,650
    American International Group......           139,580        7,702,024
    AON...............................           103,000        2,480,240
                                                           --------------
                                                               13,069,914
                                                           --------------
    LEISURE, LODGING & ENTERTAINMENT-0.49%
    Mandalay Resort Group.............            47,800        1,522,430
    Mattel............................            14,200          268,664
  + MGM MIRAGE........................            46,600        1,592,788
                                                           --------------
                                                                3,383,882
                                                           --------------
    METALS & MINING-4.92%
    Alcoa.............................           695,400       17,732,700
    Illinois Tool Works...............           243,400       16,027,890
                                                           --------------
                                                               33,760,590
                                                           --------------
    OFFICE/INDUSTRIAL REITS-0.65%
    American Financial Realty.........            29,800          444,318
    Duke Weeks Realty.................           145,800        4,016,790
                                                           --------------
                                                                4,461,108
                                                           --------------
    PAPER & FOREST PRODUCTS-0.43%
    International Paper...............            41,100        1,468,503
    Kimberly-Clark....................            28,500        1,485,990
                                                           --------------
                                                                2,954,493
                                                           --------------
    RETAIL-4.26%
    Federated Department Stores.......           153,400        5,652,790
    Home Depot........................           433,000       14,340,960
    Target............................           123,800        4,684,592
    TJX...............................           241,800        4,555,512
                                                           --------------
                                                               29,233,854
                                                           --------------
    TELECOMMUNICATIONS-8.17%
  + ADC Telecommunications............         1,019,600        2,373,629
  + Alcatel-ADR.......................           106,100          949,595
    BellSouth.........................           306,900        8,172,747
  + Enterasys Networks................           151,300          458,439
  + Level 3 Communications............           112,800          748,992
    Motorola..........................           951,620        8,973,777
    Nokia-ADR.........................           213,300        3,504,519
  + Nortel Networks...................           683,300        1,844,910

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
                                                              (U.S. $)
    COMMON STOCK (CONTINUED)
    TELECOMMUNICATIONS (CONTINUED)
  + Nortel Networks (Canada)..........            15,100   $       40,452
  + Tellabs...........................            86,300          566,991
  + Time Warner Telecom Class A.......            76,800          489,216
  + Triton PCS Holdings...............            30,400          153,520
    Verizon Communications............           699,900       27,611,054
    Vodafone-ADR......................             8,600          168,990
                                                           --------------
                                                               56,056,831
                                                           --------------
    TEXTILES, APPAREL & FURNITURE-0.88%
    NIKE..............................           112,900        6,039,021
                                                           --------------
                                                                6,039,021
                                                           --------------
    TRANSPORTATION & SHIPPING-5.13%
    GATX..............................            39,100          639,285
    Norfolk Southern..................           540,500       10,377,600
    Union Pacific.....................           293,400       17,023,068
    Werner Enterprises................           335,225        7,106,770
                                                           --------------
                                                               35,146,723
                                                           --------------
    UTILITIES-3.82%
  + AES...............................            65,800          417,830
  + Allegheny Energy..................            39,300          332,085
    American Electric Power...........           161,400        4,814,562
    DQE...............................            16,400          247,148
    Duke Energy.......................           123,400        2,461,830
    Entergy...........................           145,400        7,674,212
    Exelon............................            87,900        5,257,299
    Wisconsin Energy..................           134,100        3,888,900
    Xcel Energy.......................            74,500        1,120,480
                                                           --------------
                                                               26,214,346
                                                           --------------
    TOTAL COMMON STOCK
     (COST $602,750,841)..............                        667,403,752
                                                           --------------
    CONVERTIBLE PREFERRED STOCK-0.20%
    BANKING, FINANCE & INSURANCE-0.02%
    State Street
     6.75%............................               800          165,648
                                                           --------------
                                                                  165,648
                                                           --------------
    TELECOMMUNICATIONS-0.18%
    Nortel Networks
     7.00%............................                25        1,245,098
                                                           --------------
                                                                1,245,098
                                                           --------------
    TOTAL CONVERTIBLE PREFERRED STOCK
     (COST $1,402,025)................                          1,410,746
                                                           --------------
                                              PRINCIPAL
                                               AMOUNT
    CONVERTIBLE BONDS-0.87%
    COMPUTERS & TECHNOLOGY-0.05%
  = Avaya
     4.589% 10/31/21..................       $   630,000          320,513
                                                           --------------
                                                                  320,513
                                                           --------------

                             Equity-Income Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                              PRINCIPAL        MARKET
                                               AMOUNT          VALUE
                                                              (U.S. $)
    CONVERTIBLE BONDS (CONTINUED)
    ELECTRONICS & ELECTRICAL EQUIPMENT-0.28%
    Agilent Technology
     3.00% 12/1/21....................       $ 1,970,000   $    1,925,675
                                                           --------------
                                                                1,925,675
                                                           --------------
    ENERGY-0.05%
 ++ Reliant Resource 144A
     5.00% 8/15/10....................           360,000          354,600
                                                           --------------
                                                                  354,600
                                                           --------------
    TELECOMMUNICATIONS-0.49%
    Ciena
     3.75% 2/1/08.....................         1,190,000          993,650
    Level 3 Communications
     6.00% 9/15/09....................         2,310,000        1,732,500
     6.00% 3/15/10....................           830,000          614,200
                                                           --------------
                                                                3,340,350
                                                           --------------
    TOTAL CONVERTIBLE BONDS (COST
     $4,849,646)......................                          5,941,138
                                                           --------------

                                              PRINCIPAL        MARKET
                                               AMOUNT          VALUE
                                                              (U.S. $)
    COMMERCIAL PAPER-1.53%
    UBS Finance
     1.31% 7/1/03.....................       $10,460,000   $   10,460,000
                                                           --------------
    TOTAL COMMERCIAL PAPER (COST
     $10,460,000).....................                         10,460,000
                                                           --------------

TOTAL MARKET VALUE OF SECURITIES-99.92% (COST
 $619,462,512)..............................................      685,215,636
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.08%.......          549,938
                                                              ---------------
NET ASSETS-100.00% (EQUIVALENT TO $14.388 PER SHARE BASED ON
 47,662,672 SHARES ISSUED AND OUTSTANDING)..................  $   685,765,574
                                                              ===============
COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $   702,079,855
Undistributed net investment income*........................        3,961,940
Accumulated net realized loss on investments................      (86,029,345)
Net unrealized appreciation of investments and foreign
 currencies.................................................       65,753,124
                                                              ---------------
Total net assets............................................  $   685,765,574
                                                              ===============

------------------
 +Non-income producing security for the period ended June 30, 2003.
 ++Security exempt from registration under Rule 144A of the Securities Act of
   1933. See Note #6 in "Notes to Financial Statements".
 =Zero coupon bond. The interest rate shown is the yield at the time of purchase.
 *Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

  ADR-American Depositary Receipts
  REIT-Real Estate Investment Trust

                             See accompanying notes

                             Equity-Income Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
EQUITY-INCOME FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends...............................................  $  5,810,262
Interest................................................       346,913
Other...................................................       219,197
Foreign tax withheld....................................          (646)
                                                          ------------
                                                             6,375,726
                                                          ------------
EXPENSES:
Management fees.........................................     2,282,783
Accounting and administration expenses..................       134,061
Professional fees.......................................        52,958
Reports and statements to shareholders..................        42,816
Custodian fees..........................................        18,784
Trustees' fees..........................................         2,586
Other...................................................        15,024
                                                          ------------
                                                             2,549,012
Less expense paid indirectly............................          (262)
                                                          ------------
Total expenses..........................................     2,548,750
                                                          ------------
NET INVESTMENT INCOME...................................     3,826,976
                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments.............................................   (14,683,157)
Foreign currencies......................................         1,957
                                                          ------------
Net realized loss.......................................   (14,681,200)
                                                          ------------
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies.....................    92,704,901
                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES.....................................    78,023,701
                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....  $ 81,850,677
                                                          ============

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
EQUITY-INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                            SIX MONTHS
                                              ENDED
                                             6/30/03       YEAR ENDED
                                           (UNAUDITED)      12/31/02
                                           ------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income....................  $  3,826,976   $   8,266,670
Net realized loss on investments and
 foreign currencies......................   (14,681,200)    (63,701,812)
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies..................    92,704,901     (71,492,916)
                                           ------------   -------------
Net increase (decrease) in net assets
 resulting from operations...............    81,850,677    (126,928,058)
                                           ------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class..........................             -      (7,159,252)
Net realized gain on investments:
 Standard Class..........................             -      (8,145,158)
                                           ------------   -------------
                                                      -     (15,304,410)
                                           ------------   -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..........................    11,191,494      31,668,634
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class..........................             -      15,304,410
                                           ------------   -------------
                                             11,191,494      46,973,044
                                           ------------   -------------
Cost of shares repurchased:
 Standard Class..........................   (25,607,068)    (85,575,803)
                                           ------------   -------------
                                            (25,607,068)    (85,575,803)
                                           ------------   -------------
Decrease in net assets derived from
 capital share transactions..............   (14,415,574)    (38,602,759)
                                           ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS....    67,435,103    (180,835,227)
NET ASSETS:
Beginning of period......................   618,330,471     799,165,698
                                           ------------   -------------
End of period............................  $685,765,574   $ 618,330,471
                                           ============   =============

                             See accompanying notes

                             Equity-Income Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   EQUITY-INCOME FUND STANDARD CLASS
                                      SIX MONTHS
                                         ENDED
                                      6/30/03(1)                                        YEAR ENDED
                                      (UNAUDITED)        12/31/02        12/31/01        12/31/00        12/31/99        12/31/98
                                      -------------------------------------------------------------------------------------------
Net asset value, beginning of
 period.............................   $ 12.653          $ 15.339        $ 17.443        $ 22.047        $ 21.715        $ 20.118

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(2)............      0.080             0.162           0.197           0.164           0.189           0.282
Net realized and unrealized gain
 (loss) on investments and foreign
 currencies.........................      1.655            (2.544)         (1.420)          1.583           1.204           2.204
                                       --------          --------        --------        --------        --------        --------
Total from investment operations....      1.735            (2.382)         (1.223)          1.747           1.393           2.486
                                       --------          --------        --------        --------        --------        --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income...............          -            (0.148)         (0.177)         (0.125)         (0.171)         (0.460)
Net realized gain on investments....          -            (0.156)         (0.704)         (6.226)         (0.890)         (0.429)
                                       --------          --------        --------        --------        --------        --------
Total dividends and distributions...          -            (0.304)         (0.881)         (6.351)         (1.061)         (0.889)
                                       --------          --------        --------        --------        --------        --------

Net asset value, end of period......   $ 14.388          $ 12.653        $ 15.339        $ 17.443        $ 22.047        $ 21.715
                                       ========          ========        ========        ========        ========        ========

Total return(3).....................     13.72%           (15.67%)         (7.34%)         10.62%           6.27%          12.73%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)...........................   $685,766          $618,330        $799,166        $866,074        $990,758        $991,977
Ratio of expenses to average net
 assets.............................      0.83%             0.82%           0.80%           0.79%           0.79%           0.79%
Ratio of net investment income to
 average net assets.................      1.24%             1.16%           1.23%           0.89%           0.86%           1.40%
Portfolio turnover..................       125%              130%            127%            143%            191%             29%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                             Equity-Income Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware business trust that was formed on February 1, 2003 and offers 11 funds:
Aggressive Growth Fund (formerly Lincoln National Aggressive Growth Fund, Inc.), Bond Fund (formerly Lincoln National Bond Fund, Inc.), Capital Appreciation Fund (formerly Lincoln National Capital Appreciation Fund, Inc.), Equity-Income Fund (formerly Lincoln National Equity-Income Fund, Inc.), Global Asset Allocation Fund (formerly Lincoln National Global Asset Allocation Fund, Inc.), Growth and Income Fund (formerly Lincoln National Growth and Income Fund, Inc.), International Fund (formerly Lincoln National International Fund, Inc.), Managed Fund (formerly Lincoln National Managed Fund, Inc.), Money Market Fund (formerly Lincoln National Money Market Fund, Inc.), Social Awareness Fund (formerly Lincoln National Social Awareness Fund, Inc.), and Special Opportunities Fund (formerly Lincoln National Special Opportunities Fund, Inc.). Each fund is the successor to a predecessor fund, the assets and liabilities of which were acquired and assumed respectively, on April 30, 2003. These financial statements and the related notes pertain to Equity-Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class shares. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to achieve reasonable income by investing primarily in income-producing equity securities.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund participates in a "Commission Recapture Program" whereby a portion of commissions paid on investment transactions may be rebated to the Fund. For the six months ended June 30, 2003, the Fund accrued $218,743 under the program, which is included in other income on the Statement of Operations.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2003, were approximately $262. The expense paid under the above arrangement is included under custodial fees on the Statement of Operations with the expense offset shown as "expense paid indirectly".

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million.

                             Equity-Income Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Fidelity Management & Research Company (the "Sub-Adviser") is responsible for the day-to-day management of the Fund's investment portfolio. For its services, the Sub-Adviser is paid directly by DMC, not the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to the Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services.

At June 30, 2003, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC...............        $421,226
Accounting and Administration Fees Payable to
 DSC.........................................          43,744
Administration Fees Payable to Lincoln
 Life........................................           1,250

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2003, the Fund made purchases of $377,946,429 and sales of $389,790,467 of investment securities other than short-term investments. At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments was $629,469,730. At June 30, 2003, net unrealized appreciation was $55,745,906 of which $65,847,487 related to unrealized appreciation of investments and $10,101,581 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                               SIX MONTHS           YEAR
                                                 ENDED              ENDED
                                                6/30/03           12/31/02
                                               ----------        -----------
Ordinary income..............................  $       -         $ 7,159,252
Long-term capital gain.......................          -           8,145,158
                                               ----------        -----------
Total........................................  $       -         $15,304,410
                                               ==========        ===========

In addition, the Fund declared an ordinary income consent dividend of $1,068,189 for the year ended December 31, 2002. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest................  $702,079,855
Undistributed ordinary income................     3,890,611
Net realized capital losses on investments...   (29,439,859)
Capital loss carryforwards...................   (46,510,939)
Unrealized appreciation of investments and
 foreign currencies..........................    55,745,906
                                               ------------
Net assets...................................  $685,765,574
                                               ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $46,510,939 expires in 2010.

                             Equity-Income Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                               SIX MONTHS           YEAR
                                                 ENDED             ENDED
                                                6/30/03           12/31/02
                                               ----------        ----------
Shares sold:
 Standard Class..............................    842,871          2,207,153
Shares issued upon reinvestment of dividends
 and distributions:
 Standard Class..............................          -          1,117,834
                                               ----------        ----------
                                                 842,871          3,324,987
                                               ----------        ----------
Shares repurchased:
 Standard Class..............................  (2,050,178)       (6,556,365)
                                               ----------        ----------
                                               (2,050,178)       (6,556,365)
                                               ----------        ----------
Net decrease.................................  (1,207,307)       (3,231,378)
                                               ==========        ==========

6. MARKET RISK
The Fund may invest up to 10% of its net assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

7. LINE OF CREDIT
The Fund, along with certain other funds in the Lincoln Variable Insurance Products Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2003, or at any time during the period.

                             Equity-Income Fund- 8

                          GLOBAL ASSET ALLOCATION FUND

                           [PUTNAM INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Global Asset Allocation Fund
                               Semiannual Report
                               June 30, 2003

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- GLOBAL ASSET ALLOCATION FUND

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS+++
June 30, 2003 (Unaudited)

                                               NUMBER OF       MARKET
                                                 SHARES        VALUE
                                                              (U.S. $)
      COMMON STOCK-60.77%
      AEROSPACE & DEFENSE-0.47%
      Boeing............................            5,547   $    190,373
      Engineered Support Systems........            3,700        154,845
      Honeywell International...........            8,718        234,078
    + L-3 Communications................            1,450         63,061
      Lockheed Martin...................            5,195        247,126
      Northrop Grumman..................            2,766        238,678
      Rockwell Collins..................            1,030         25,369
      United Technologies...............              290         20,541
                                                            ------------
                                                               1,174,071
                                                            ------------
      AUTOMOBILES & AUTOMOTIVE PARTS-0.97%
    + Advance Auto Parts................            1,200         73,080
    + AutoZone..........................            4,612        350,374
      B.F. Goodrich.....................              300          6,300
      Bandag............................            2,800        104,356
      Bayerische Motoren Werke
       (Germany)........................           11,480        440,973
      Honda Motor Limited (Japan).......            9,100        344,826
    + Lear..............................            1,370         63,047
      Paccar............................              370         24,945
      PSA Peugeot Citroen (France)......            3,755        182,400
      Toyota Motor (Japan)..............           31,800        823,636
                                                            ------------
                                                               2,413,937
                                                            ------------
      BANKING, FINANCE & INSURANCE-12.52%
      3I Group (United Kingdom).........            1,000          9,084
      ACE Limited.......................           17,877        613,002
      Acom (Japan)......................            2,971        107,384
      Allied Irish Banks (Ireland)......           23,344        350,905
      Ambac Financial Group.............              200         13,250
      Amcore Financial..................            1,710         39,809
      American International Group......           17,537        967,692
    + American Medical Security Group...            2,380         45,458
    + Americredit.......................            3,000         25,650
      AmerUs Group......................            3,470         97,819
      Anchor Bancorp Wisconsin..........              700         16,723
      Anthracite Capital................           10,300        124,218
      Aon...............................            3,200         77,056
      Banco Bradesco ADR (Brazil).......            1,300         24,284
      Banco Itau SA ADR (Brazil)........              800         27,120
      Bank of America...................           14,163      1,119,302
      Bank of New York..................           20,415        586,931
      Bank of the Ozarks................            2,540         98,450
      Bank One..........................            2,975        110,611
      Bankatlantic Bancorp Class A......            5,100         60,639
      Barclays (United Kingdom).........           10,600         78,625
      BB&T..............................            4,284        146,941
    + Berkshire Hathaway Class B........               95        230,850
      BNP Paribas (France)..............           11,525        585,637
      Canadian Imperial Bank Commerce
       (Canada).........................            7,390        293,153
      Capital One Financial.............           13,960        686,553
      Cascade Bancorp...................            1,700         29,461

                                               NUMBER OF       MARKET
                                                 SHARES        VALUE
                                                              (U.S. $)
      COMMON STOCK (CONTINUED)
      BANKING, FINANCE & INSURANCE (CONTINUED)
      Charter One Financial.............            5,335   $    166,345
      Cigna.............................            4,427        207,803
      Cit Group.........................            2,739         67,516
      Citigroup.........................           57,178      2,447,219
      City Holding Company..............            1,500         43,905
      Colonial BancGroup................           10,966        152,098
      Comerica..........................            6,568        305,412
      Commerce Bancorp/Nj...............              500         18,550
      Commerce Group....................            1,450         52,490
      Community First Bankshares........            3,910        106,743
      Compass Bancshares................            2,300         80,339
    + Compucredit.......................            6,150         74,723
    + Contifinancial Liquidated Trust...          165,347          1,653
      Countrywide Credit Industries.....              486         33,811
      CVB Financial.....................              550         10,736
      Danske Bank A/S (Denmark).........           18,223        354,878
      DBS Group Holdings (Singapore)....           14,282         83,535
      Doral Financial (Puerto Rico).....           12,300        549,195
      Downey Financial..................            1,800         74,340
      Everest Re Group..................              540         41,310
      Fannie Mae........................           21,891      1,476,329
      FBL Financial Group Class A.......            1,880         37,882
      Fidelity National Financial.......           10,700        329,132
      Fifth Third Bancorp...............            2,825        161,986
      First American Financial..........            8,575        225,951
      First Tennessee National..........              475         20,857
    + Firstfed Financial................            4,680        165,157
      Flagstar Bancorp..................           14,860        363,327
      FleetBoston Financial.............            4,800        142,608
      Fortis Group......................            8,887        153,081
      Freddie Mac.......................           21,446      1,088,813
      Goldman Sachs Group...............              485         40,619
      Greater Bay Bancorp...............            1,000         20,540
      GreenPoint Financial..............            3,392        172,788
      Hibernia Class A..................              475          8,626
      Hilb, Rogal & Hamilton............            3,100        105,524
      HSBC Holdings (United Kingdom)....           11,600        137,597
      HSBC Holdings (United Kingdom)....           68,146        804,588
      Hudson United Bancorp.............           11,850        404,678
      ING Groep (Netherlands)...........           11,232        195,146
    + Investment Technology.............              150          2,790
      Investor AB (Sweden)..............            7,060         51,594
      Investor AB B Shares (Sweden).....           48,140        351,806
      Irwin Financial...................           11,600        300,440
      J.P. Morgan Chase.................           18,267        624,366
      Jefferson-Pilot...................              140          5,804
      Julius Baer Holdings AG-B
       (Switzerland)....................              422        103,432
      Landamerica Financial Group.......            1,900         90,250
      Lehman Brothers Holdings..........              400         26,592
      Loews.............................              375         17,734
      M&T Bank..........................            1,077         90,705

                        Global Asset Allocation Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                               NUMBER OF       MARKET
                                                 SHARES        VALUE
                                                              (U.S. $)
      COMMON STOCK (CONTINUED)
      BANKING, FINANCE & INSURANCE (CONTINUED)
      MAF Bancorp.......................            2,910   $    107,874
      MBIA..............................            3,705        180,619
      MBNA..............................           31,477        655,981
      Mellon Financial..................              800         22,200
      Merrill Lynch & Company...........            7,940        370,639
      MGIC Investment...................            1,180         55,035
      Millea Holdings (Japan)...........               32        244,647
      Mitsui Marine & Fire Insurance
       (Japan)..........................            5,300         24,585
      Morgan Stanley....................            1,235         52,796
      Nara Bancorp......................            4,100         77,900
      National Bank of Canada (Canada)..            8,000        216,905
      National City.....................            2,525         82,593
      New Century Financial.............            4,550        198,608
      Old Republic International........            2,155         73,852
      Oriental Financial Group..........            2,900         74,501
      ORIX Finance-Leasing (Japan)......            2,200        121,657
      Overseas Chinese Banking
       (Singapore)......................           24,700        140,261
      Pacific Capital Bancorp...........            3,500        122,675
      PMI Group.........................            7,623        204,601
      Protective Life...................              340          9,095
      Provident Bankshares..............            4,900        124,509
    + Providian Financial...............            1,110         10,279
      R & G Financial (Puerto Rico).....            7,100        210,870
      Radian Group......................            8,416        308,446
      Republic Bancorp..................           12,472        167,374
      Royal Bank of Scotland Group
       (United Kingdom).................           18,004        505,058
      Sky Financial Group...............            3,410         74,065
      SLM...............................              600         23,502
      Societe Generale (France).........            5,308        336,468
      Sovereign Bancorp.................            1,225         19,171
      Stancorp Financial Group..........              300         15,666
      State Street Bank.................            6,859        270,245
      Staten Island Bancorp.............            2,900         56,492
      Sterling Bancorp..................              500         13,945
      Sterling Bancshares...............            3,740         48,919
    + Stewart Information Services......            3,680        102,488
      Student Loan......................              370         46,620
      Svenska Handelsbanken A Shares
       (Sweden).........................           12,166        199,095
      Swiss Re (Switzerland)............            5,750        318,584
      Torchmark.........................              200          7,450
      Travelers Property & Casualty
       Class B..........................           10,101        159,293
      Trustmark.........................            5,990        152,565
      UBS AG (Switzerland)..............           15,499        862,168
      Unibanco GDR (Brazil).............              900         15,444
      UnionBanCal.......................              680         28,132
      United Overseas Bank
       (Singapore)......................           32,000        225,327
      U.S. Bancorp......................           44,902      1,100,099
      Wachovia..........................           16,590        662,936

                                               NUMBER OF       MARKET
                                                 SHARES        VALUE
                                                              (U.S. $)
      COMMON STOCK (CONTINUED)
      BANKING, FINANCE & INSURANCE (CONTINUED)
      Washington Federal................            7,600   $    175,788
      Washington Mutual.................           16,822        694,749
      Webster Financial.................            3,800        143,640
      Wells Fargo.......................            9,118        459,547
      Westpac Banking...................            8,200         89,364
    + World Acceptance..................           13,200        214,896
      WSFS Financial....................              500         19,200
      XL Capital Class A................            7,751        643,333
      Zions Bancorp.....................            6,734        340,808
                                                            ------------
                                                              31,043,509
                                                            ------------
      BUILDINGS & MATERIALS-0.84%
    + American Standard.................               90          6,654
      Ameron International..............            4,200        146,034
      Apogee Enterprises................            5,800         52,316
      Bouygues (France).................           10,333        285,255
      CRH (Ireland).....................           17,217        269,876
      Fluor.............................              795         26,744
      GBP Home..........................              150          9,297
    + Griffon...........................            7,190        115,040
      Holcim Limited Registered
       (Switzerland)....................            5,740        212,090
      Hughes Supply.....................            1,150         39,905
      Lafarge SA (France)...............            3,207        187,821
      Lennar Corporation................              406         29,029
      Lennox International..............            8,960        115,315
      Masco.............................            5,210        124,259
    + Meritage..........................            1,000         49,260
    + NVR...............................              450        184,950
      Precision Castparts...............              625         19,438
    + Trex Company......................              800         31,400
    + USG...............................            9,870        187,530
                                                            ------------
                                                               2,092,213
                                                            ------------
      BUSINESS SERVICES-0.66%
    + aaiPharma.........................            9,400        186,872
    + Accenture.........................            1,420         25,688
    + Bearingpoint......................           14,398        138,941
    + Convergys.........................            3,257         52,112
    + Corporate Executive Board.........            4,900        200,018
      Deluxe............................              345         15,456
    + Digitas...........................           19,993         99,165
    + Emcor Group.......................            1,140         56,270
    + First Health Group................            5,900        162,840
    + FTI Consulting....................            3,600         89,892
      Mitsubishi (Japan)................              200          1,387
      Secom (Japan).....................            6,000        175,890
      Vivendi Environment (France)......           17,449        358,673
      World Fuel Services...............            2,830         69,590
                                                            ------------
                                                               1,632,794
                                                            ------------
      CABLE, MEDIA & PUBLISHING-1.82%
    + Barnes & Noble....................              400          9,220
      Bowne & Company...................            2,950         38,439

                        Global Asset Allocation Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                               NUMBER OF       MARKET
                                                 SHARES        VALUE
                                                              (U.S. $)
      COMMON STOCK (CONTINUED)
      CABLE, MEDIA & PUBLISHING (CONTINUED)
    + Clear Channel Communications......              285   $     12,081
    + Cnet Networks.....................           19,500        121,485
    + Comcast Class A...................              782         23,601
    + Comcast Special Class A...........           19,860        572,563
    + Cumulus Media.....................               40            757
    + Echostar Communications Class A...            3,410        118,054
      Elsevier (Netherlands)............            4,554         53,708
    + Fox Entertainment Group...........            1,175         33,817
      Gannett...........................              755         57,992
    + Getty Images......................              800         33,040
    + Interactivecorp...................            6,009        237,776
      Knight-Ridder.....................            1,464        100,914
    + Liberty Media Class A.............           54,032        624,609
      Mediaset SPA (Italy)..............           31,825        269,346
      New England Business Service......            1,950         58,500
      Omnicom Group.....................            1,525        109,343
    + Primedia..........................           25,700         78,385
    + Radio One Class D.................              900         15,993
      Reed International (United
       Kingdom).........................           35,307        294,368
    + Regal Entertainment Group.........              750         26,678
      Singapore Press Holdings
       (Singapore)......................           10,000        103,918
      Television Francaise (France).....            8,330        256,362
      The News Corporation..............           15,904        481,414
    + TiVo..............................           11,300        139,555
      Toppan Printing (Japan)...........           11,000         78,784
    + Viacom Class B....................            4,620        201,709
      WPP Group (United Kingdom)........           45,153        355,409
                                                            ------------
                                                               4,507,820
                                                            ------------
      CHEMICALS-0.90%
      Airgas............................            8,810        147,568
      Arch Chemicals....................            2,120         40,492
      Avery Dennison....................              600         30,120
      BASF (Germany)....................           16,124        686,017
      Ciba Specialty Chemicals
       (Switzerland)....................            4,058        245,658
      Dow Chemical......................           10,841        335,637
      Eastman Chemical..................              225          7,126
      Englehard.........................            8,024        198,754
    + Flowserve.........................            2,020         39,733
      Lubrizol..........................            1,220         37,808
      Macdermid.........................            2,000         52,600
    + OM Group..........................            3,100         45,663
      PPG Industries....................            4,686        237,768
      Rohm & Haas.......................              375         11,636
      Rpm-OHIO..........................              830         11,413
      Sherwin-Williams..................            1,400         37,632
      Shin-Etsu Chemical (Japan)........              700         23,902
    + Sterling Chemicals................               14            238
      Wellman...........................            2,600         29,120
                                                            ------------
                                                               2,218,885
                                                            ------------

                                               NUMBER OF       MARKET
                                                 SHARES        VALUE
                                                              (U.S. $)
      COMMON STOCK (CONTINUED)
      COMPUTERS & TECHNOLOGY-5.97%
    + Acxiom............................              600   $      9,054
      Adobe Systems.....................              625         20,044
    + Aether Systems....................           33,700        165,130
    + American Power Conversion.........            3,180         49,576
    + Ansys.............................            2,200         68,420
    + AOL Time Warner...................           31,430        505,709
    + Apple Computer....................              500          9,560
      Automatic Data Processing.........            3,800        128,668
    + Avaya.............................           18,400        118,864
    + Avid Technology...................           10,000        350,700
    + Avocent...........................            3,200         95,776
    + BEA Systems.......................            3,100         33,666
    + BMC Software......................            9,372        153,045
    + Brookstone........................            2,100         42,525
    + Checkfree.........................            5,480        152,563
    + Cisco Systems.....................           59,337        984,400
    + Cognizant Technology Solutions....            2,200         53,592
      Computer Associates
       International....................           36,752        818,835
    + Computer Sciences.................            1,675         63,851
    + Cypress Semiconductor.............            7,800         93,600
    + Dell Computer.....................           23,265        743,549
    + Earthlink.........................           12,357         97,497
      Electronic Data Systems...........            2,585         55,448
    + Electronics Arts..................            2,365        174,986
    + EMC...............................            5,675         59,417
      Fair Isaac & Company..............            6,300        324,135
    + Filenet...........................            2,800         50,512
    + Fiserv............................              550         19,586
    + Foundry Networks..................           12,200        175,680
    + Gartner Group.....................            6,200         46,996
    + Global Imaging Systems............            4,500        104,220
      Hewlett-Packard...................           45,223        963,250
    + Hutchinson Technology.............            3,350        110,182
    + Hyperion Solutions................            5,400        182,304
    + Imagistics International..........            2,600         67,080
      Imation...........................            3,330        125,941
    + Ingram Micro Class A..............            1,450         15,950
      Inter-Tel.........................            2,240         47,533
      International Business Machines...            8,282        683,265
    + Invision Technologies.............            3,800         95,304
    + Iomega............................           12,390        131,334
    + Jabil Circuit.....................            5,125        113,263
    + Lexmark International.............            3,645        257,957
      Linear Technology.................            1,145         36,880
    + Macromedia........................            6,400        134,656
    + Magma Design Automation...........            9,300        159,495
    + Maxtor............................            5,500         41,305
    + Mercury Interactive...............            1,100         42,471
      Microsoft.........................           89,087      2,281,517
      MTS Systems.......................            9,860        145,336
    + NCR...............................              153          3,920
    + NETFLIX.COM.......................            3,500         89,425
    + Novell............................           22,800         70,224

                        Global Asset Allocation Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                               NUMBER OF       MARKET
                                                 SHARES        VALUE
                                                              (U.S. $)
      COMMON STOCK (CONTINUED)
      COMPUTERS & TECHNOLOGY (CONTINUED)
    + Nvidia............................              660   $     15,187
    + Oracle............................           37,720        453,394
    + Overland Storage..................            2,000         40,680
    + PeopleSoft........................           10,700        188,213
      PerkinElmer.......................              800         11,048
      Pitney Bowes......................            2,600         99,866
    + PLX Technology....................           15,800         62,252
    + RSA Security......................           10,500        112,875
    + Sanchez Computer Associates.......            8,800         45,760
    + Sandisk...........................            4,300        173,505
      SAP (Germany).....................              499         58,449
    + SS&C Technologies.................            1,190         18,981
      Standard Register.................            3,700         60,976
    + Storage Technology................            9,560        246,074
    + SunGard Data Systems..............              735         19,044
    + Syke Enterprises..................           16,100         78,729
    + Symantec..........................            3,900        171,054
    + Take-Two Interactive Software.....            5,800        164,372
      Talx Corporate....................            5,500        124,245
      Tietoenator Oyj (Finland).........            2,440         41,077
    + Transaction Systems Class A.......           14,300        128,128
    + United Online.....................            3,020         76,527
    + Unova.............................           11,930        132,423
    + VeriSign..........................            1,730         23,926
    + Verity............................            4,000         50,640
    + Western Digital...................           27,307        281,262
    + Xerox.............................           29,660        314,099
    + Zoran.............................            1,800         34,578
                                                            ------------
                                                              14,795,560
                                                            ------------
      CONSUMER PRODUCTS-1.78%
      3M................................            2,255        290,850
      Avon Products.....................              300         18,660
    + Central Garden & Pet..............            2,960         70,596
    + Chattem...........................            7,140        134,232
      Colgate-Palmolive.................            2,290        132,706
      Dial..............................            4,275         83,149
      Fuji Photo Film (Japan)...........            5,000        144,493
    + Henry Schein......................            3,700        193,658
      International Flavors &
       Fragrances.......................              375         11,974
    + Jarden............................            6,100        168,787
    + Kadant............................            5,300         99,375
      Kao (Japan).......................           16,000        297,814
      Kimberly-Clark....................            5,242        273,318
      LVMH Moet Hennessy Vuitton
       (France).........................            4,336        215,054
      Mattel............................            6,025        113,993
      Nu Skin Asia Pacific Class A......           11,720        122,474
    + Oakley............................           12,000        141,240
      Olympus Optical (Japan)...........           12,000        248,345
      Procter & Gamble..................            7,170        639,420
      Reckitt Benckiser (United
       Kingdom).........................           14,216        260,624
      Toro..............................            2,100         83,475

                                               NUMBER OF       MARKET
                                                 SHARES        VALUE
                                                              (U.S. $)
      COMMON STOCK (CONTINUED)
      CONSUMER PRODUCTS (CONTINUED)
      Tyco International................           27,181   $    515,894
    + United Stationers.................            3,850        139,255
                                                            ------------
                                                               4,399,386
                                                            ------------
      CONSUMER SERVICES-0.48%
      Aaron Rents.......................              490         12,662
    + Apollo Group Class A..............            2,100        129,696
      Block (H&R).......................            3,640        157,430
    + Career Education..................            2,500        171,050
    + CDI...............................            6,200        160,952
    + First Consulting Group............           13,800         64,446
    + ITT Educational Services..........            6,100        178,425
    + Labor Ready.......................            9,300         66,681
      Lancaster Colony..................               49          1,894
    + Service Corporation
       International....................           11,100         42,957
    + University of Phoenix Online......            3,990        202,293
                                                            ------------
                                                               1,188,486
                                                            ------------
      ELECTRONICS & ELECTRICAL EQUIPMENT-4.41%
      Acuity Brands.....................            5,400         98,118
    + Affiliated Computer Services......            2,000         91,460
    + Altera............................              630         10,332
    + Amkor Technologies................           17,000        223,380
    + Analog Devices....................            4,051        141,056
      Analogic..........................            7,450        363,262
    + Anixter International.............            3,900         91,377
    + Arrow Electronics.................            6,235         95,021
    + Avnet.............................            1,100         13,948
    + Benchmark Electronics.............           15,850        487,546
    + Broadcom Class A..................              332          8,270
      Canon (Japan).....................           20,000        917,760
    + Chippac...........................           24,100        184,847
      Cleco.............................            4,200         72,744
    + Cree..............................            5,200         84,656
    + Electro Rent......................               10            108
      Emerson Electric..................            1,570         80,227
    + Energizer Holdings................            1,150         36,110
    + ESS Technology....................            4,900         47,775
    + Fairchild Semiconductor Class A...            4,700         60,113
    + Fisher Scientific.................            7,360        256,864
    + Flextronics International
       (Singapore)......................           17,529        182,126
      General Electric..................           78,148      2,241,284
    + Integrated Circuit Systems........              420         13,201
    + Integrated Device Technology......            4,100         45,305
    + Integrated Electrical Services....            9,400         68,150
      Intel.............................           67,852      1,410,235
    + Intersil Holdings.................            5,300        141,033
    + KLA Instruments...................            2,960        137,610
    + Lam Research......................            2,500         45,525
      Maxim Integrated Products.........            2,180         74,534
      Microchip Technology..............              700         17,150
      Motorola..........................           16,465        155,265
    + National Semiconductor............            1,630         32,144
    + Oak Technology....................            5,700         35,397

                        Global Asset Allocation Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                               NUMBER OF       MARKET
                                                 SHARES        VALUE
                                                              (U.S. $)
      COMMON STOCK (CONTINUED)
      ELECTRONICS & ELECTRICAL EQUIPMENT (CONTINUED)
      Philips Electronics
       (Netherlands)....................            7,372   $    140,191
    + Photronics........................           12,090        210,971
    + Planar Systems....................            4,980         97,409
    + PMC-Sierra........................           16,200        190,026
    + QLogic............................              825         39,872
    + Rambus............................            4,450         73,737
      Raytheon..........................            4,200        137,928
      Ricoh (Japan).....................           10,000        163,398
      Rohm (Japan)......................              800         87,212
      Samsung Electronics (Korea).......            3,737      1,110,620
    + Sanmina...........................            9,700         61,207
    + Silicon Laboratories..............            2,960         78,854
    + Solectron.........................           11,500         43,010
      Texas Instruments.................           14,465        254,584
    + Trimble Navigation Limited........            2,150         49,300
    + Varian Semiconductor Equipment....              840         24,998
    + Vishay Intertechnology............              300          3,960
    + Waters............................              700         20,391
      Whirlpool.........................            3,025        192,693
                                                            ------------
                                                              10,944,294
                                                            ------------
      ENERGY-4.48%
      Amerada Hess......................              730         35,901
      Apache............................            2,375        154,518
      BG Group (United Kingdom).........           25,127        111,640
    + BJ Services.......................              325         12,142
      BP Amoco ADR (United Kingdom).....            8,923        374,944
      Burlington Resources..............            2,965        160,318
      Cabot Oil & Gas...................            4,600        127,006
      Chesapeake Energy.................           24,033        242,733
      ChevronTexaco.....................            2,000        144,400
    + Cimarex Energy....................            6,000        142,500
    + Comstock Resources................            6,600         90,288
      ConocoPhillips....................           10,362        567,838
      Constellation Energy..............            2,311         79,267
    + Dynegy............................           17,200         72,240
      El Paso Energy....................            2,980         24,078
      Encana............................            4,095        155,813
      Energen (Canada)..................            6,580        219,114
    + Energy Partners...................            7,400         85,470
      Ente Nazionale Idrocarburi
       (Italy)..........................           21,300        322,136
    + Exco Resources....................            1,000         17,910
      Exxon Mobil.......................           48,136      1,728,563
      GlobalSantaFe.....................            8,005        186,837
      Halliburton.......................           12,095        278,185
    + Houston Exploration...............            5,130        178,011
      Kinder Morgan.....................              180          9,837
      Marathon Oil......................            2,770         72,990
      National Fuel Gas.................            1,600         41,680
      Nisource..........................              300          5,700
    + Noble.............................            4,500        154,350
    + Nuevo Energy......................            9,080        158,446
      Patina Oil & Gas..................            5,788        186,068

                                               NUMBER OF       MARKET
                                                 SHARES        VALUE
                                                              (U.S. $)
      COMMON STOCK (CONTINUED)
      ENERGY (CONTINUED)
      Petroleo Brasiliero (Brazil)......           13,878   $    274,229
    + Range Resources...................           13,050         81,824
    + Reliant Resources.................           14,500         88,885
      Royal Dutch Petroleum
       (Netherlands)....................            7,494        349,370
      Sempra Energy.....................              625         17,831
      Shell Transport & Trading (United
       Kingdom).........................          116,849        772,238
    + Southwestern Energy...............           15,240        228,752
    + Stone Energy......................            4,180        175,226
      Suncor Energy (Canada)............            6,736        125,623
      Sunoco............................              790         29,815
    + Tesoro Petroleum..................           15,900        109,392
      Total Fina Elf (France)...........            4,743        359,519
      Total Fina Elf (France)...........           11,412      1,724,614
      Unocal............................           10,690        306,696
      Vintage Petroleum.................            4,000         45,120
      Watsco............................            3,900         64,584
    + Westport Resources................            3,950         89,863
      Yukos ADR (Russia)................            2,350        130,778
                                                            ------------
                                                              11,115,282
                                                            ------------
      ENVIRONMENTAL SERVICES-0.35%
    + Republic Services Class A.........           16,003        362,788
    + Stericycle........................            3,800        146,224
    + Tetra Tech........................           11,050        189,287
      Waste Management..................            7,204        173,544
                                                            ------------
                                                                 871,843
                                                            ------------
      FOOD, BEVERAGE & TOBACCO-2.85%
      Altadis (Spain)...................           10,361        265,565
      Altria Group......................           25,009      1,136,408
      Anheuser-Busch....................            1,414         72,185
      Archer-Daniels-Midland............            2,975         38,288
    + Aurora Foods......................              708            248
      Ball..............................              415         18,887
      British American Tobacco (United
       Kingdom).........................           32,617        368,956
    + Checkers Drive-In Restaurant......           11,600        132,704
      Coca-Cola.........................            3,975        184,480
      Coca-Cola Enterprises.............           18,372        333,452
      Companhia De Bebidas ADR
       (Brazil).........................            8,114        165,120
      Conagra Foods.....................              400          9,440
    + Constellation Brands..............            1,600         50,240
      Darden Restaurants................            3,100         58,838
    + Dean Foods........................            1,851         58,307
      Diageo (United Kingdom)...........           58,526        625,817
      Fomento Economico Mexicano
       (Mexico).........................            3,300        135,960
      Fortune Brands....................            4,709        245,810
      General Mills.....................            1,200         56,892
      Heinz (H.J.)......................            6,351        209,456
      Hershey Foods.....................              450         31,347
    + International Multifoods..........               20            458
      Kraft Foods Class A...............            4,215        137,198

                        Global Asset Allocation Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                               NUMBER OF       MARKET
                                                 SHARES        VALUE
                                                              (U.S. $)
      COMMON STOCK (CONTINUED)
      FOOD, BEVERAGE & TOBACCO (CONTINUED)
      Nash Finch........................              750   $     12,488
      Nestle (Switzerland)..............            4,325        892,426
      Pepsi Bottling Group..............            6,509        130,310
      PepsiCo...........................           17,085        760,282
    + Performance Food Group............            3,700        136,900
      Ruddick...........................            1,530         24,052
      Sara Lee..........................           12,750        239,828
      South African Breweries (United
       Kingdom).........................           26,490        177,910
      Supervalu.........................            1,550         33,046
      Sysco.............................            6,000        180,240
      Tesco (United Kingdom)............           13,700         49,622
      Tyson Food Class A................            1,074         11,406
    + Yum Brands........................            2,756         81,467
                                                            ------------
                                                               7,066,033
                                                            ------------
      HEALTHCARE & PHARMACEUTICALS-8.71%
      Abbott Laboratories...............           21,780        953,093
    + Advancepcs........................            6,700        256,141
      AerisourceBergen Class A..........            5,300        367,555
    + Alaris Medical....................            6,900         89,355
    + Albany Molecular Research.........            1,300         19,630
      Allergan..........................              680         52,428
      Alpharma Class A..................           14,500        313,200
    + American Pharmaceutical Part......            4,100        138,990
    + Amgen.............................           12,670        848,637
    + Antigenics........................            4,000         46,080
    + Applied Molecular Evolution.......            6,000         25,680
    + Apria Healthcare Group............            8,710        216,705
      AstraZeneca (United Kingdom)......           26,422      1,062,974
    + Avigen............................            1,400          4,844
      Bard (C.R.).......................              200         14,262
    + Barr Laboratories.................              500         32,750
      Becton Dickinson..................              400         15,540
    + Bio-Rad Laboratories Class A......            3,700        204,795
    + Biogen............................            1,300         49,400
    + Bioreliance.......................              800         16,960
    + Biosite...........................            2,200        105,820
    + Boston Scientific.................            3,873        236,640
    + Bradley Pharmaceuticals...........            1,600         26,400
      Bristol-Myers Squibb..............            1,050         28,508
      Cardinal Health...................            8,310        534,333
    + Centene...........................            3,800        147,820
    + Charles River Laboratories........              310          9,976
    + Chiran Bio-Tech...................              365         15,958
    + Cobalt............................            2,130         43,772
    + Coventry Health Care..............            5,450        251,572
    + Davita............................            5,600        149,968
    + DJ Orthopedics....................           12,800        140,288
    + Endo Pharmaceuticals Holdings.....           15,200        257,184
    + Enzon Pharmaceuticals.............            5,900         73,868
    + Esperion Therapeutics.............            3,900         76,401
    + Express Scripts Class A...........            1,900        129,599

                                               NUMBER OF       MARKET
                                                 SHARES        VALUE
                                                              (U.S. $)
      COMMON STOCK (CONTINUED)
      HEALTHCARE & PHARMACEUTICALS (CONTINUED)
    + Forest Laboratories...............            5,830   $    319,193
    + Gentiva Health Services...........           18,700        168,300
    + Gilead Sciences...................            2,200        122,276
      GlaxoSmithKline (United Kingdom)..           36,576        738,152
      Guidant...........................            3,560        158,028
    + Guilford Pharmaceuticals..........            4,000         18,160
      HCA...............................              805         25,792
    + Health Net........................           10,195        335,925
    + HealthTronics Surgical Service....            6,800         61,200
    + Idexx Laboratories................            2,560         86,221
      Johnson & Johnson.................           30,095      1,555,911
    + Kendle International..............           17,000        105,400
    + King Pharmaceuticals..............           19,497        287,776
    + Kos Pharmaceuticals...............            9,950        233,527
      Lilly (Eli).......................            3,620        249,671
    + Mariner Health Care...............               72            331
    + Maxygen...........................            3,900         42,783
      McKesson HBOC.....................            3,550        126,877
    + MedImmune.........................            2,140         77,832
    + Mediq.............................               74              7
      Medtronic.........................            7,195        345,144
      Mentor/Minn.......................            9,900        191,862
      Merck & Company...................           10,260        621,243
    + Mid Atlantic Medical Services.....            6,700        350,410
      Mylan Laboratories................              375         13,039
      Novartis AG (Switzerland).........           35,486      1,404,193
    + Oxford Health Plans...............            1,735         72,922
    + Pacificare Health Systems.........            1,050         51,797
    + Pain Therapeutics.................            2,300         14,858
    + Pediatrix Medical Group...........            2,000         71,300
      Perrigo Company...................            8,600        134,504
      Pfizer............................           90,753      3,099,214
    + Pharmacopeia......................            2,400         19,800
    + Pharmacyclics.....................            4,600         21,804
      PolyMedica........................            1,360         62,274
    + Prime Medical Services............            5,200         24,440
    + PSS World Medical.................            6,400         36,800
    + Quintiles Transnational...........            3,030         42,996
      Sanofi-Synthelabo (France)........            5,382        315,201
    + Select Medical....................            5,334        132,443
    + Sepracor..........................            3,600         64,908
    + Sierra Health Services............           12,550        251,000
    + St. Jude Medical..................            5,900        339,250
    + Steris............................            1,700         39,253
      Synthes-Stratec (Switzerland).....              142        102,001
      Takeda Chemical Industries
       (Japan)..........................            2,600         95,923
    + Theragenics.......................            2,990         12,857
    + Triad Hospitals...................            1,500         37,230
      United Health Group...............            6,950        349,238
    + United Therapeutics...............            1,700         37,026
    + US Oncology.......................           10,770         79,590
    + Varian Associates.................            4,260        245,248
    + Watson Pharmaceutical.............            1,940         78,318

                        Global Asset Allocation Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                               NUMBER OF       MARKET
                                                 SHARES        VALUE
                                                              (U.S. $)
      COMMON STOCK (CONTINUED)
      HEALTHCARE & PHARMACEUTICALS (CONTINUED)
    + Wellpoint Health Networks.........            4,485   $    378,086
      Wyeth.............................           13,105        596,933
      Yamanouchi Pharmaceutical
       (Japan)..........................            7,600        198,110
                                                            ------------
                                                              21,601,703
                                                            ------------
      INDUSTRIAL MACHINERY-0.70%
      Applied Industrial Technologies...            7,330        154,663
    + Applied Materials.................            7,200        114,192
      Brambles Industries Limited
       (Australia)......................           18,739         57,433
      Brambles Industries PLC (United
       Kingdom).........................           25,898         70,086
      Briggs & Stratton.................            2,200        111,100
      Cascade...........................            3,662         63,719
    + Celestica (Canada)................           16,600        261,616
      Dover.............................            7,258        217,450
      Ingersoll-Rand Class A............            7,667        362,803
      Intermet..........................            7,190         24,230
      Nacco Industries Class A..........              700         41,258
      Parker Hannifin...................            1,860         78,101
      Pentair...........................              195          7,617
    + Semitool..........................            5,200         25,636
      Timken............................              400          7,004
      W.W. Grainger.....................            1,315         61,489
    + Zebra Technologies Class A........              900         67,671
                                                            ------------
                                                               1,726,068
                                                            ------------
      LEISURE, LODGING & ENTERTAINMENT-1.08%
      Accor (France)....................            7,357        266,125
      Applica...........................            6,610         56,185
    + Boyd Gaming.......................            3,170         54,714
      CBRL Group........................            6,580        255,699
    + Choice Hotels International.......            2,270         61,994
    + GTECH Holdings....................           17,035        641,367
    + Harrah's Entertainment............            2,560        103,014
      Hilton Group (United Kingdom).....           40,177        121,823
    + International Game Technology.....              447         45,742
    + Jakks Pacific.....................            5,600         74,424
      Lone Star Steakhouse & Saloon.....            1,960         42,669
      Marriott International Class A....            4,589        176,309
    + Marvel Enterprises................            7,800        148,980
    + Memberworks.......................            7,630        150,693
    + Movie Gallery.....................            2,480         45,756
      Nintendo (Japan)..................            2,500        181,761
      Outback Steakhouse................            1,300         50,700
      Royal Caribbean Cruises...........            7,866        182,177
      Viad..............................              360          8,060
                                                            ------------
                                                               2,668,192
                                                            ------------
      MEDIA-0.19%
      Disney (Walt).....................           19,907        393,163
   ++ McGraw-Hill Companies.............            1,225         75,950
                                                            ------------
                                                                 469,113
                                                            ------------

                                               NUMBER OF       MARKET
                                                 SHARES        VALUE
                                                              (U.S. $)
      COMMON STOCK (CONTINUED)
      METALS & MINING-0.69%
      Alcoa.............................              500   $     12,750
      BHP Billiton Limited
       (Australia)......................           16,533         95,799
      BHP Billiton PLC (United
       Kingdom).........................           56,570        297,317
      Cia Vale DO Rio Doce ADR
       (Brazil).........................            4,600        136,436
      Cia Vale DO Rio Doce ADR
       (Brazil).........................            2,900         80,475
    + Cleveland Cliffs Iron.............            2,100         37,485
      Freeport-McMoRan Copper & Gold
       Class B..........................            8,130        199,185
      Pohang Iron & Steel (South
       Korea)...........................              550         57,095
      POSCO ADR (South Korea)...........            3,610         94,546
      Rio Tinto (United Kingdom)........           11,043        208,284
      Rio Tinto Limited (Australia).....            6,857        134,326
      Ryerson Tull......................           11,960        105,009
      Schnitzer Steel Class A...........            1,800         79,416
      United States Steel...............            1,200         19,644
      USEC..............................           16,700        117,234
      Worthington Industries............            2,730         36,582
                                                            ------------
                                                               1,711,583
                                                            ------------
      PACKAGING & CONTAINERS-0.23%
    + Sealed Air........................            3,350        159,661
    + Smurfit-Stone Container...........           15,002        195,476
      Sonoco Products...................            9,072        217,910
                                                            ------------
                                                                 573,047
                                                            ------------
      PAPER & FOREST PRODUCTS-0.09%
      Abitibi-Consolidated..............            5,400         34,614
      Boise Cascade.....................            3,583         85,634
      Weyerhaeuser......................            2,001        108,054
                                                            ------------
                                                                 228,302
                                                            ------------
      REAL ESTATE-0.89%
      Alexandria R.E. Equities..........              880         39,600
      Annaly Mortgage Management........            6,460        128,619
      Anworth Mortgage Asset............            4,120         63,530
      Boston Properties.................              750         32,850
      Brandywine Realty Trust...........            1,000         24,620
      Capital Automotive................            1,711         47,891
      CBL & Associates Properties.......            1,440         61,920
      Centerpoint Properties............              600         36,750
      Cheung Kong (Hong Kong)...........           28,500        171,406
    + Corrections Corporate of
       America..........................            2,510         63,578
      Developers Diversified Realty.....            1,400         39,816
      Equity Office Properties Trust....           11,460        309,534
      Essex Property Trust..............              750         42,938
      Felcor Lodging Trust..............            7,900         62,015
      Friedman Billings Ramsey Class
       A................................            4,300         57,620
      Glimcher Realty Trust.............            2,790         62,496
      Health Care Reit..................            1,430         43,615
      Impac Mortgage Holdings...........           13,893        231,874
      LNR Property......................            1,670         62,458
      Mack-Cali Realty..................              470         17,099
      MeriStar Hospitality..............           12,700         65,278
      Mid Atlantic Realty Trust.........            1,800         37,692

                        Global Asset Allocation Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                               NUMBER OF       MARKET
                                                 SHARES        VALUE
                                                              (U.S. $)
      COMMON STOCK (CONTINUED)
      REAL ESTATE (CONTINUED)
      Mills.............................            1,100   $     36,905
      Mission West Properties...........            1,555         17,680
      Nationwide Health Properties......            1,740         27,718
      Pan Pacific Retail Properties.....              800         31,480
      Post Properties...................            1,270         33,655
      Prentiss Properties Trust.........              830         24,892
      Ryland Group......................              475         32,965
      SL Green Realty...................              710         24,772
      St. Joe Company...................              380         11,856
      Sun Communities...................              760         29,868
      Thornburg Mortgage Asset..........            3,400         83,980
      Town & Country Trust..............            2,830         65,798
      Weingarten Realty Investment......            1,700         71,230
                                                            ------------
                                                               2,195,998
                                                            ------------
      RETAIL-3.22%
    + 7-Eleven..........................            8,700         91,785
    + Abercrombie & Fitch Class A.......            2,190         62,218
      Aeon (Japan)......................            1,600         36,644
      Alberto Culver Class B............              900         45,990
    + Amazon.com........................            1,100         40,139
    + Bed Bath & Beyond.................            2,100         81,501
    + Best Buy..........................            3,300        144,936
      Blair.............................            3,353         74,437
      Blockbuster Class A...............            1,139         19,192
    + Bombay Company....................           21,300        226,419
      Brown Shoe Company................            6,600        196,680
      Burlington Coat Factory...........            2,180         39,022
      Cash America International........           13,400        177,148
    + Compucom Systems..................           22,500        101,700
      CVS...............................            3,200         89,696
    + eBay..............................              690         71,884
      Family Dollar Stores..............              290         11,064
      Federated Department Stores.......            3,085        113,682
    + Finlay Enterprises................            5,764         95,394
    + Gamestop..........................              775         10,013
      Gap...............................            7,400        138,824
    + Goody's Family Clothing...........           20,490        177,239
      Great Universal Stores............           15,953        178,351
    + Gymboree..........................           11,600        194,648
      Home Depot........................           15,380        509,385
      Ikon Office Solutions.............           10,630         94,607
    + Jo-Ann Stores Class A.............           10,220        258,566
    + Kenneth Cole Productions..........            2,200         42,878
    + Kroger............................           12,765        212,920
      Limited...........................           11,445        177,398
      Liz Claiborne.....................            1,760         62,040
      Lowe's Companies..................           10,150        435,942
    + Michaels Stores...................            1,400         53,284
    + Office Depot......................           21,264        308,541
    + Officemax.........................           12,920         84,626
   ++ Penney (J.C.).....................           14,629        246,499
      Pier 1 Imports....................              915         18,666

                                               NUMBER OF       MARKET
                                                 SHARES        VALUE
                                                              (U.S. $)
      COMMON STOCK (CONTINUED)
      RETAIL (CONTINUED)
    + Rent A Center.....................            6,210   $    470,779
    + Rite Aid..........................           14,700         65,415
      Ross Stores.......................            2,930        125,228
    + Sharper Image.....................            6,280        171,256
    + ShopKo Stores.....................            7,700        100,100
    + Staples...........................            8,435        154,782
    + Starbucks.........................            1,300         31,876
      Target............................            3,900        147,576
      The Swatch Group AG
       (Switzerland)....................            3,183         57,924
      The Swatch Group AG Class B
       (Switzerland)....................            1,559        141,277
      TJX...............................           10,693        201,456
      VF................................            1,335         45,457
      Wal-Mart Stores...................           22,910      1,229,579
      Weis Markets......................              880         27,298
    + Whole Foods Market................            1,660         78,900
                                                            ------------
                                                               7,972,861
                                                            ------------
      TELECOMMUNICATIONS-3.81%
    + Adtran............................            1,900         96,938
    + Advanced Fibre Communications.....            1,125         18,304
    + Andrew............................              690          6,348
    + Arris Group.......................           69,500        344,720
    + Aspect Communications.............           43,800        169,506
      AT&T..............................            1,895         36,479
    + AT&T Wireless Services............           24,464        200,849
      BellSouth.........................           15,028        400,196
    + Boston Communications Group.......            2,600         44,538
      CenturyTel........................              550         19,168
      China Telecom (China).............          324,000         74,371
    + Commonwealth Telephone............            2,300        101,131
    + Concord Communications............            1,500         20,595
    + Ericsson LM B Shares (Sweden).....          189,267        203,336
      Harris Corp Delaware..............              930         27,947
    + Inet Technologies.................           10,800        107,676
    + Interdigital Communications.......            2,500         58,425
    + Itron.............................            6,900        148,764
      KT (South Korea)..................           22,535        444,165
    + Nextel Communications.............            2,850         51,528
      Nokia Oyj (Finland)...............           50,328        828,768
      NTT DoCoMo (Japan)................              465      1,006,871
    + PanAmSat..........................              625         11,519
      Portugal Telecom (Portugal).......            2,509         17,979
      QUALCOMM..........................            9,820        351,065
      SBC Communications................           30,080        768,544
      Scientific-Atlanta................            1,525         36,356
      SK Telecom (South Korea)..........            7,600        143,336
      SK Telecom (South Korea)..........              870        148,581
      Sprint............................            2,415         34,776
      Telecom Corporation of New Zealand
       (New Zealand)....................           15,823         48,541
      Telecom Italia Mobile Spa
       (Italy)..........................           42,890        211,294
      Telecom Italia Spa (Italy)........           15,336         84,005

                        Global Asset Allocation Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                               NUMBER OF       MARKET
                                                 SHARES        VALUE
                                                              (U.S. $)
      COMMON STOCK (CONTINUED)
      TELECOMMUNICATIONS (CONTINUED)
      Telecom Italia Spa (Italy)........           12,050   $    109,040
      Telefonos De Mexico ADR
       (Mexico).........................           10,667        335,157
    + Tellabs...........................              870          5,716
    + Time Warner Telecom Class A.......           11,600         73,892
      UTStarcom.........................              460         10,847
      Verizon Communications............           27,952      1,102,706
      Vodafone Group (United Kingdom)...          688,140      1,345,623
    + Western Wireless Class A..........           16,800        193,704
                                                            ------------
                                                               9,443,304
                                                            ------------
      TEXTILES, APPAREL & FURNITURE-0.30%
      Albany International..............            1,762         48,279
      American Woodmark.................            2,200        102,432
      HON Industries....................            1,500         45,750
      Johnson Controls..................              905         77,468
      Kellwood..........................            6,350        200,850
    + Mohawk Industries.................              170          9,440
    + Mothers Work......................              670         17,936
      Phillips -- Van Heusen............            7,600        103,588
      Polo Ralph Lauren.................              590         15,216
    + Quiksilver........................            3,600         59,364
    + Reebok International..............            1,585         53,304
                                                            ------------
                                                                 733,627
                                                            ------------
      TRANSPORTATION & SHIPPING-0.78%
      Burlington Northern Santa Fe......            1,410         40,100
      C.H. Robinson Worldwide...........            2,400         85,344
      Canadian National Railway
       (Canada).........................            2,452        118,334
      Canadian National Railway
       (Canada).........................            5,928        283,933
      CSX...............................              325          9,779
      Deutsche Post (Germany)...........           15,963        232,805
      East Japan Railway (Japan)........                5         22,236
    + EGL...............................            4,730         71,896
    + ExpressJet Holdings...............           17,500        264,250
    + General Maritime..................            7,100         72,065
      Southwest Airlines................            8,541        146,905
      TNT Post Group (Netherlands)......              970         16,842
      Union Pacific.....................            9,837        570,744
                                                            ------------
                                                               1,935,233
                                                            ------------
      UTILITIES-1.58%
      AGL Resources.....................            1,690         42,994
    + Allegheny Energy..................           22,500        190,125
      Black Hills.......................            1,740         53,418
      Centerpoint Energy................           35,047        285,633
    + Citizens Communications...........            6,600         85,074
      Dominion Resources................            3,825        245,833
      DPL...............................            9,700        154,618
    + Edison International..............           13,094        215,134
      Entergy...........................            4,773        251,919
      Exelon............................            2,825        168,963
      FirstEnergy.......................            3,077        118,311
      FPL Group.........................              150         10,028
      Hong Kong Electric (Hong Kong)....           43,100        169,125

                                               NUMBER OF       MARKET
                                                 SHARES        VALUE
                                                              (U.S. $)
      COMMON STOCK (CONTINUED)
      UTILITIES (CONTINUED)
      Iberdrola (Spain).................           13,833   $    239,548
      Korea Electric Power (South
       Korea)...........................           18,820        297,779
      Northeast Utilities...............            6,446        107,906
      NUI...............................            3,800         58,976
      Oneok.............................            3,900         76,557
    + PG&E..............................           14,413        304,834
      PNM Resources.....................            1,800         48,150
      Progress Energy...................            5,103        224,022
      Scottish Power (United Kingdom)...           19,182        115,059
      Tokyo Gas (Japan).................           77,000        221,237
      UGI...............................            3,800        120,460
      Unisource Energy..................            3,990         75,012
      Westar Energy.....................            2,500         40,575
                                                            ------------
                                                               3,921,290
                                                            ------------
      TOTAL COMMON STOCK
       (COST $123,056,765)..............                     150,644,434
                                                            ------------
      PREFERRED STOCK-0.27%
      Anthem 6.00%......................            1,683        157,495
      Centerpoint Energy 2.00%..........            1,200         38,424
      CSC Holding 11.75%................                5            515
      Ford Motor Capital Trust II
       6.50%............................            2,347        101,977
      Hartford Financial Service
       6.00%............................            2,343        123,338
      Hartford Financial Service
       7.00%............................              850         46,219
      Xerox Convertible 6.25%...........            1,946        204,038
                                                            ------------
      TOTAL PREFERRED STOCK
       (COST $584,455)..................                         672,006
                                                            ------------
      WARRANTS-0.01%
    + Pliant 144A.......................               30             15
    + Singapore Press...................            1,700         17,670
                                                            ------------
      TOTAL WARRANTS
       (COST $21,665)...................                          17,685
                                                            ------------
      RIGHTS-0.00%
    + Lafarge (France)..................            2,767          7,467
                                                            ------------
      TOTAL RIGHTS
       (COST $0)........................                           7,467
                                                            ------------
                                               PRINCIPAL
                                                 AMOUNT
      AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-0.51%
      Fannie Mae Grantor Trust
       Series 1999-T2 A1 7.50%
       1/19/39..........................       $    9,081         10,134
       Series 2002-T4 A3 7.50%
       12/25/41.........................           70,005         78,121
       Series 2002-T6 A2 7.50%
       10/25/41.........................           27,483         30,670
       Series 2001-T8 A1 7.50%
       7/25/31..........................          491,053        547,985
       Series 2002-T16 A2 7.00%
       7/25/42..........................          231,361        252,256
       Series 2002-T16 A3 7.50%
       7/25/42..........................          156,129        174,230
       Series 2002-T18 A3 7.00%
       5/25/42..........................           24,236         26,425
       Series 2002-T18 A4 7.50%
       5/25/42..........................           12,142         13,549
      Fannie Mae
       Series 2002-36 SJ 16.825%
       8/25/31..........................           27,151         30,357

                        Global Asset Allocation Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
      Fannie Mae Whole Loan
       Series 2002-W3 A5 7.50%
       1/25/28..........................       $    4,443   $      4,958
       Series 2003-W8 2A 7.00%
       10/25/42.........................           11,909         13,082
      Freddie Mac
       Series 2412 GS 17.524% 2/15/32...           73,700         91,524
                                                            ------------
      TOTAL AGENCY COLLATERALIZED
       MORTGAGE OBLIGATIONS
       (COST $1,200,769)................                       1,273,291
                                                            ------------
      ASSET-BACKED SECURITIES-0.60%
      Ace Securities Corporation
       Series 2001-HE1 M2 2.729%
       11/20/31.........................           45,000         44,775
   ++ ARC Net Interst Margin Trust
       Series 2002-8 A 144A 7.75%
       11/27/32.........................           32,524         32,256
      Asset Backed Securities
       Corporation Home Equity
       Series 03-HE3 A2 1.69% 6/15/33...           85,000         85,062
      Bank One Issuance Trust
       Series 2002-C1 C1 2.801%
       4/16/07..........................           66,000         65,928
   ++ Capital One Master Trust
       Series 2001-5 C 144A 2.46%
       6/15/09..........................           25,000         23,883
      Capital One Multi-Asset Trust
       Series 2003-A1 A1 1.69%
       1/15/09..........................           50,000         50,001
       Series 2003-C2 C2 4.32%
       4/15/09..........................           45,000         45,180
   ++ CDO Repackaging Trust
       Series 2003-2 A 144A 5.18%
       6/17/08..........................          100,000        100,000
      Chase Credit Card Master Trust
       Series 2000-1 C 2.04% 6/15/07....           25,000         25,035
      Conseco Finance Securitizations
       Corporation
       Series 2000-4 A6 8.31% 5/1/32....          155,000        135,725
       Series 2001-1 A5 6.99% 7/1/32....           75,000         65,097
       Series 2001-3 A3 5.79% 5/1/33....           48,000         49,077
       Series 2001-4 A4 7.36% 9/1/33....           75,000         73,021
       Series 2002-1 A 6.681% 12/1/33...           93,730         96,541
      Encore Credit Corporation
       Series 2003-1 B2 5.314%
       7/25/33..........................           25,000         22,114
      Freddie Mac Structured Pass
       Through Securities
       Series T-42 A5 7.50% 2/25/42.....           27,235         30,376
++@@@ Goldentree Loan Opportunities II,
       Limited
       Series 2A 4 144A 4.37% 7/10/15...           15,000         14,925
      Green Tree Financial Corporation
       Series 1999-5 A5 7.86% 4/1/31....          121,000        115,587
      Greenpoint Manufactured Housing
       Series 1999-5 A4 7.59%
       11/15/28.........................           90,000         93,154
      Home Equity Asset Trust
   ++  Series 2002-5N A 144A 8.00%
       6/27/33..........................           30,743         30,129
       Series 2003-4 B3 5.52%
       10/25/33.........................           25,000         22,141

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      ASSET-BACKED SECURITIES (CONTINUED)
   ++ Marriott Vacation Club Owner Trust
       Series 2002-1A A1 2.029%
       12/20/24.........................       $   42,478   $     42,812
      Mid-State Trust Series 11 B1
       8.221% 7/15/38...................           20,000         20,000
      Morgan Stanley Dean Witter Capital
       Series 2002-AM2 B1 4.21%
       5/25/32..........................           25,000         22,662
       Series 2002-HE1 B1 3.12%
       9/25/13..........................           50,000         46,430
      New Century Home Equity Loan Trust
       Series 2003-3 M6 2.32% 7/25/33...           27,000         21,897
   ++ Novastar Capital Trust
       Series 2002-C1 A 144A 7.15%
       10/25/31.........................           19,125         19,125
      Novastar Nim Trust
       Series 2003-N1 7.385% 3/28/05....           27,000         27,000
   ++ Sail Net Interest Margin Notes
       Series 2003-3 A 144A 7.75%
       4/27/33..........................           30,308         30,156
   ++ Xerox Equipment Lease
       Series 2001-1A 144A 5.829%
       2/15/08..........................           25,673         25,693
                                                            ------------
      TOTAL ASSET-BACKED SECURITIES
       (COST $1,512,855)................                       1,475,782
                                                            ------------
      COMMERCIAL MORTGAGE-BACKED SECURITIES-1.34%
      Asset Securitization
       Series 1995-MD4 A1 7.10%
       8/13/29..........................           52,319         56,985
       Series 1996-D2 A1 6.92%
       2/14/29..........................           47,392         51,308
       Series 1996-MD6 A1B 6.88%
       11/13/29.........................          275,000        279,620
       Series 1996-MD6 A1C 7.04%
       11/13/29.........................          125,000        140,741
       Series 1997-MD7 A1B 7.41%
       1/13/30..........................          106,200        116,389
      Chase Commercial Mortgage
       Securities
       Series 2000-1 A1 7.656%
       4/15/32..........................           25,699         28,926
      Chase Manhattan Bank-First Union
       National Series 1999-1 A1
       7.134% 7/15/07...................          141,761        157,570
      Commercial Mortgage Acceptance
       Series 1997-ML1 A2 6.57%
       12/15/30.........................          145,000        157,539
       Series 1997-ML1 A3 6.57%
       12/15/30.........................           60,000         67,416
      CS First Boston Mortgage
       Securities
       Series 1997-C2 A2 6.52%
       1/17/35..........................           85,000         91,055
       Series 2001-CK3 A1 5.26%
       6/15/34..........................           12,125         12,698
      DLJ Commercial Mortgage
       Series 2000-CKP1 A1A 6.93%
       8/10/09..........................          165,301        185,126
   ++ FFCA Secured Lending
       Series 2000-1 Class A2 144A 7.77%
       2/18/19..........................          235,000        276,590
      First Union Commercial Mortgage
       Securities
       Series 1997-C1 A2 7.30%
       4/18/29..........................           71,790         73,933

                        Global Asset Allocation Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
   ++ GGP Mall Properties Trust
       Series 2001-C1 D3 144A 3.56%
       3/15/14..........................       $   68,184   $     69,489
      GS Mortgage Securities
       Series 1998 GlII A1 6.312%
       4/13/31..........................           98,958        107,332
      J.P. Morgan Commercial Mortgage
       Finance Corporation
       Series 2000-C9 A1
       7.59% 10/15/32...................          129,186        142,331
      LB Commercial Conduit Mortgage
       Trust Series 1996-C2 A
       7.507% 10/25/26..................          113,703        120,447
      LB-UBS Commercial Mortgage Trust
       Series 2000-C3 A1 7.95%
       7/15/09..........................          248,516        282,664
       Series 2000-C4 A1 7.18%
       9/15/19..........................          187,352        212,175
       Series 2001-C7 A3 5.642%
       12/15/25.........................           90,918         99,423
      Lehman Large Loan
       Series 1997-LLI A1 6.79%
       6/12/04..........................           21,080         21,900
      Merrill Lynch Mortgage Investors
       Series 1995-C3 A3 7.838%
       12/26/25.........................           28,304         29,360
       Series 1997-C1 A2 7.03%
       6/18/29..........................           24,571         24,898
       Series 1999-C1 A1 7.37%
       11/15/31.........................           60,402         66,115
      Morgan Stanley Dean Witter Capital
       Series 1998-CF1 A1 6.33%
       7/15/32..........................           71,188         75,681
       Series 1999-CAM1 A2 6.76%
       3/15/32..........................           34,323         37,856
       ++Series 2001-XLF D 144A
       2.858% 10/7/13...................           42,204         42,220
       ++Series 2002-HQ X1 144A
       0.606% 4/15/34...................        1,229,433         31,745
      Mortgage Capital Funding
       Series 1997-MC1 A3 7.288%
       2/20/27..........................           80,000         90,778
      Nomura Asset Securities
       Series 1995-MD3 A1B 8.15%
       4/4/27...........................           23,794         25,944
       Series 1996-MD5 A1B 7.12%
       4/13/39..........................           25,000         28,013
      Prudential Securities Secured
       Financing
       Series 1999-C2 A1 6.955%
       6/16/31..........................           99,199        109,625
      Salomon Brothers Mortgage
       Securities VII Series 2000-C2 A1
       7.298% 7/18/33...................           17,198         17,818
                                                            ------------
      TOTAL COMMERCIAL MORTGAGE-BACKED
       SECURITIES (COST $3,252,422).....                       3,331,710
                                                            ------------
      CORPORATE BONDS-13.15%
      AEROSPACE & DEFENSE-0.23%
      Boeing Company
       6.125% 2/15/33...................           25,000         26,196
      L-3 Communications
       7.625% 6/15/12...................          120,000        132,600
      Litton Industries
       8.00% 10/15/09...................           40,000         49,329

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      CORPORATE BONDS (CONTINUED)
      AEROSPACE & DEFENSE (CONTINUED)
      Lockheed Martin
       8.50% 12/1/29....................       $  100,000   $    136,344
      Raytheon
       5.375% 4/1/13....................           20,000         21,197
       6.75% 8/15/07....................           40,000         45,319
       8.20% 3/1/06.....................           75,000         86,585
      Sequa
       8.875% 4/1/08....................           77,000         80,850
                                                            ------------
                                                                 578,420
                                                            ------------
      AUTOMOBILES & AUTOMOTIVE PARTS-0.37%
      American Axle & Manufacturing
       9.75% 3/1/09.....................           40,000         43,200
      Autonation
       9.00% 8/1/08.....................           83,000         92,545
      Autozone
       5.875% 10/15/12..................           30,000         33,136
      Daimlerchrysler
       3.40% 12/15/04...................           30,000         30,293
       4.05% 6/4/08.....................           35,000         34,699
       7.20% 9/1/09.....................           90,000        102,431
       8.50% 1/18/31....................           55,000         64,973
      Dana
       9.00% 8/15/11....................           95,000        103,313
      Ford Motor
       7.45% 7/16/31....................           60,000         55,116
      Good Year Tire
       7.857% 8/15/11...................           90,000         66,150
      Lear
       7.96% 5/15/05....................          130,000        139,099
       8.11% 5/15/09....................           24,000         27,600
       8.125% 4/1/08....................           25,000         31,293
      Navistar International
       9.375% 6/1/06....................           55,000         60,088
      Visteon
       8.25% 8/1/10.....................           30,000         32,642
                                                            ------------
                                                                 916,578
                                                            ------------
      BANKING, FINANCE & INSURANCE-4.06%
      Aegon NV (Netherlands)
       4.75% 6/1/13.....................           55,000         55,753
      Allfirst Financial
       7.20% 7/1/07.....................           35,000         39,599
      Allstate
       5.35% 6/1/33.....................           45,000         44,125
   ++ Allstate Financial Global
       144A 2.50% 6/20/08...............            5,000          4,900
      American General Finance
       5.875% 7/14/06...................          160,000        176,671
      Ameritech Capital Funding
       6.25% 5/18/09....................           40,000         45,758
   ++ ASIF Global Financing 144A
       3.85% 11/26/07...................           25,000         25,859

                        Global Asset Allocation Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      CORPORATE BONDS (CONTINUED)
      BANKING, FINANCE & INSURANCE (CONTINUED)
      Associates Corporate
       7.375% 6/11/07...................       $   30,000   $     35,284
      AXA Financial
       7.75% 8/1/10.....................           85,000        103,689
      Banc One
       7.60% 5/1/07.....................           10,000         11,673
      Bank of America
       7.40% 1/15/11....................          235,000        289,155
      Bank of New York
       3.40% 3/15/13....................           30,000         30,331
      Bank United
       8.875% 5/1/07....................          165,000        197,159
   ++ Barclays Bank 144A
       6.86% 6/15/32....................          105,000        121,877
      Bear Stearns
       3.00% 3/30/06....................           35,000         35,928
       7.25% 10/15/06...................           40,000         46,137
      Boeing Capital
       7.375% 9/27/10...................           30,000         35,600
   ++ Bunge Financial 144A
       5.875% 5/15/13...................           10,000         10,336
      Capital One Bank
       4.875% 5/15/08...................           25,000         25,540
       6.50% 6/13/13....................            5,000          4,962
       6.70% 5/15/08....................           50,000         54,197
      Capital One Financial
       7.25% 5/1/06.....................           75,000         79,622
      Cendant
       7.375% 1/15/13...................           35,000         41,300
      Cit Group
       4.125% 2/21/06...................           75,000         77,675
       6.875% 11/1/09...................           70,000         79,507
      Citigroup
       6.50% 1/18/11....................          190,000        222,633
       6.625% 1/15/28...................          175,000        203,294
       6.75% 12/1/05....................           65,000         72,513
      Conoco Funding (Canada)
       6.35% 10/15/11...................          200,000        234,000
      Countrywide Home Loan
       5.625% 5/15/07...................          110,000        121,257
       6.85% 6/15/04....................          100,000        105,206
      Credit Suisse FirstBoston USA
       5.875% 8/1/06....................           80,000         88,555
      Deluxe
       5.00% 12/15/12...................           10,000         10,185
      Duke Capital
       6.25% 7/15/05....................           10,000         10,612
      Executive Risk Capital Trust
       Series B
       8.675% 2/1/27....................           10,000         12,069
      Fairfax Financial Holdings
       (Canada)
       6.875% 4/15/08...................          150,000        142,125
      First Chicago/Bank One
       6.375% 1/30/09...................          205,000        235,542

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      CORPORATE BONDS (CONTINUED)
      BANKING, FINANCE & INSURANCE (CONTINUED)
      First Union National Bank
       7.80% 8/18/10....................       $  140,000   $    173,953
      FleetBoston Financial
       7.25% 9/15/05....................           75,000         83,742
      Ford Motor Credit
       6.50% 1/25/07....................          120,000        126,355
       7.375% 10/28/09..................          135,000        141,736
       7.875% 6/15/10...................           65,000         69,748
      Fund American
       5.875% 5/15/13...................           35,000         36,666
      General Electric Capital
       3.667% 12/4/06...................           35,000         35,335
       4.625% 9/15/09...................           75,000         80,366
       6.00% 6/15/12....................          110,000        124,383
       6.75% 3/15/32....................           15,000         17,604
       7.875% 12/1/06...................          200,000        234,390
      General Motors Acceptance
       6.125% 9/15/06...................          155,000        163,303
       6.875% 9/15/11...................           70,000         70,343
       8.00% 11/1/31....................           50,000         49,194
      Goldman Sachs
       4.125% 1/15/08...................           15,000         15,779
       5.50% 11/15/14...................          125,000        136,003
       6.125% 2/15/33...................           35,000         37,666
       6.65% 5/15/09....................           75,000         88,231
      Hartford Financial Services
       2.375% 6/1/06....................           65,000         64,988
      Heller Financial
       7.375% 11/1/09...................          205,000        249,279
       8.00% 6/15/05....................           10,000         11,217
      Household Finance
       6.125% 10/15/11..................           95,000        108,198
       6.375% 11/27/12..................            5,000          5,706
       7.00% 5/15/12....................          230,000        272,702
   ++ HSBC Capital Funding 144A
  @@@  9.547% 12/29/49..................           45,000         59,512
       4.61% 12/29/49...................           10,000          9,844
      HSBC Holding
       5.25% 12/12/12...................           55,000         58,768
      Independence Communications Bank
       3.50% 6/20/13....................           60,000         58,982
      ING Capital Funding III
       8.439% 12/31/49..................           50,000         62,516
      International Lease Finance
       2.95% 5/23/06....................           50,000         50,286
      Istar Financial
       8.75% 8/15/08....................           54,000         59,130
      J.P. Morgan Chase
       5.35% 3/1/07.....................          170,000        186,305
       5.75% 1/2/13.....................           50,000         54,765

                        Global Asset Allocation Fund- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      CORPORATE BONDS (CONTINUED)
      BANKING, FINANCE & INSURANCE (CONTINUED)
      John Deere Capital
       3.125% 12/15/05..................       $   30,000   $     30,885
      John Hancock
       5.625% 12/1/08...................           20,000         22,249
   ++ JP Morgan HYDI-BB 6/08 144A
       6.40% 6/20/08....................        1,565,000      1,594,343
      Lehman Brothers
       6.625% 2/5/06....................          145,000        161,809
       7.50% 9/1/06.....................           25,000         28,845
       7.75% 1/15/05....................           40,000         43,928
   ++ Liberty Mutual Insurance 144A
       7.697% 10/15/97..................           10,000          7,374
   ++ Massachusetts Mutual Life 144A
       5.625% 5/15/33...................            5,000          5,117
      Mercantile Bancorp
       7.30% 6/15/07....................           85,000         99,460
      Merrill Lynch
       4.75% 11/20/09...................           30,000         31,746
       7.08% 10/3/05....................           85,000         94,051
      Metlife
       3.911% 5/15/05...................           35,000         36,471
      Midland Funding
       11.75% 7/23/05...................            4,000          4,340
       13.25% 7/23/06...................           50,000         56,750
      Morgan Stanley
       4.25% 5/15/10....................           15,000         15,462
       5.30% 3/1/13.....................           65,000         69,216
       5.80% 4/1/07.....................           80,000         88,425
      National City Bank
       6.25% 3/15/11....................          105,000        120,276
      National Rural Utilities
       3.00% 2/15/06....................           90,000         92,539
       6.00% 5/15/06....................           50,000         55,570
      National Westminster Bank (United
       Kingdom)
       7.375% 10/1/09...................           45,000         55,253
      NationsBank
       6.50% 3/15/06....................           55,000         61,340
      Nationwide Financial Services
       5.625% 2/13/15...................           10,000         10,889
   ++ Nationwide Mutual Insurance 144A
       8.25% 12/1/31....................            5,000          6,200
      Nisource Finance
       7.625% 11/15/05..................          150,000        164,092
      PP&L Capital Funding
       8.375% 6/15/07...................           35,000         41,348
   ++ Principal Life Global 144A
       5.25% 1/15/13....................           15,000         15,954
      Protective Life
       4.30% 6/1/13.....................           25,000         24,782
      Prudential Financial
       4.50% 7/15/13....................           25,000         24,958
       5.75% 7/15/33....................           60,000         59,549

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      CORPORATE BONDS (CONTINUED)
      BANKING, FINANCE & INSURANCE (CONTINUED)
      Sovereign Bancorp
       10.50% 11/15/06..................       $  158,000   $    189,995
      Sovereign Bank
       5.125% 3/15/13...................            5,000          5,175
      Sprint Capital
       6.875% 11/15/28..................           70,000         70,479
      St Paul
       5.75% 3/15/07....................           75,000         82,119
      State Street Capital Trust II
       1.79% 2/15/08....................           35,000         35,035
   ++ Suncorp-Metway 144A
       4.625% 6/15/13...................           50,000         49,138
      Textron Financial
       2.75% 6/1/06.....................            5,000          4,996
   ++ Travelers Property 144A
       3.75% 3/15/08....................           10,000         10,271
      UBS Jersey
       4.279% 3/20/08...................           50,000         50,000
      US Bank NA
       4.80% 4/15/15....................           10,000         10,337
      Ventas Realty
       9.00% 5/1/12.....................            5,000          5,475
      Wells Fargo
       5.90% 5/21/06....................          150,000        165,914
       6.125% 2/15/06...................           15,000         16,528
      Western Financial
       9.625% 5/15/12...................           70,000         75,950
   ++ WMC Finance USA 144A
       5.125% 5/15/13...................           25,000         25,870
       6.25% 5/15/33....................           25,000         26,267
                                                            ------------
                                                              10,074,393
                                                            ------------
      BUILDING & MATERIALS-0.22%
      American Standard
       7.625% 2/15/10...................           65,000         74,100
      DR Horton
       5.875% 7/1/13....................           75,000         73,875
      GBP Home
       9.50% 2/15/11....................           80,000         90,899
      K Hovnanian Enterprise
       9.125% 5/1/09....................           50,000         54,563
      Lennar Corporate
       5.95% 3/1/13.....................           15,000         16,454
      Masco
       6.75% 3/15/06....................           15,000         16,694
      NVR
       5.00% 6/15/10....................           45,000         45,338
      Pulte Homes
       6.375% 5/15/33...................           25,000         25,300
       7.875% 8/1/11....................           15,000         18,242
      Toll
       8.125% 2/1/09....................           65,000         69,469

                        Global Asset Allocation Fund- 13

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      CORPORATE BONDS (CONTINUED)
      BUILDING & MATERIALS (CONTINUED)
      WCI Communities
       10.625% 2/15/11..................       $   55,000   $     61,050
                                                            ------------
                                                                 545,984
                                                            ------------
      BUSINESS SERVICES-0.06%
      Cendant
       6.25% 1/15/08....................           10,000         11,079
       6.25% 3/15/10....................           45,000         50,127
      Science Applications
       5.50% 7/1/33.....................           80,000         75,467
                                                            ------------
                                                                 136,673
                                                            ------------
      CABLE, MEDIA & PUBLISHING-0.66%
      AOL Time Warner
       5.625% 5/1/05....................           95,000        100,907
       6.75% 4/15/11....................            5,000          5,703
       7.625% 4/15/31...................          160,000        185,351
      British Sky Broadcasting (United
       Kingdom)
       6.875% 2/23/09...................          165,000        186,715
      Chancellor Media
       8.00% 11/1/08....................          170,000        198,475
      Clear Channel Communications
       4.25% 5/15/09....................           10,000         10,141
      Comcast
       5.30% 1/15/14....................           45,000         46,392
       5.85% 1/15/10....................           15,000         16,532
   ++ Cox Enterprises 144A
       8.00% 2/15/07....................           25,000         29,300
      CSC Holdings
       8.125% 8/15/09...................          200,000        207,999
    * Diva Systems
       12.625% 3/1/08...................          280,000         17,150
      Echostar DBS
       9.125% 1/15/09...................          160,000        179,600
       10.375% 10/1/07..................          150,000        166,875
      News America
       7.375% 10/17/08..................           75,000         88,693
   ++ News America 144A
       6.55% 3/15/33....................            5,000          5,336
   ++ Rogers Cable 144A (Canada)
       6.25% 6/15/13....................          150,000        150,375
      Time Warner
       8.18% 8/15/07....................           25,000         29,338
       9.15% 2/1/23.....................           15,000         19,019
      Von Hoffman
       13.50% 5/15/09...................            1,166          1,084
                                                            ------------
                                                               1,644,985
                                                            ------------
      CHEMICALS-0.43%
   ++ Bayer 144A
       6.20% 2/15/08....................            5,000          5,566
      Chevron Phillips Chemical
       5.375% 6/15/07...................           95,000        102,564

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      CORPORATE BONDS (CONTINUED)
      CHEMICALS (CONTINUED)
      Dow Chemical
       5.75% 11/15/09...................       $   60,000   $     65,707
       8.55% 10/15/09...................           40,000         48,173
      Eastman Chemical
       3.25% 6/15/08....................           25,000         24,724
      Equistar Chemical/Funding
       10.125% 9/1/08...................          157,000        162,495
      Hercules
       11.125% 11/15/07.................          100,000        117,000
      IMC Global
       10.875% 6/1/08...................           70,000         73,150
      ISP Chemco
       10.25% 7/1/11....................           12,000         13,620
      Lyondell Chemical
       9.625% 5/1/07....................          214,000        210,789
      Millennium America
       7.00% 11/15/06...................          120,000        121,800
      Nexen (Canada)
       7.875% 3/15/32...................           45,000         55,847
      Praxair
       6.375% 4/1/12....................           40,000         46,667
      Solutia
       11.25% 7/15/09...................           20,000         17,400
      Texas Petrochemical Series B
       11.125% 7/1/06...................           20,000          4,900
                                                            ------------
                                                               1,070,402
                                                            ------------
      COMPUTERS & TECHNOLOGY-0.11%
   ++ Electric Data Systems 144A
       6.00% 8/1/13.....................           30,000         29,312
      Hewlett-Packard
       5.50% 7/1/07.....................           10,000         11,063
   ++ International Business Machines
       Canada Credit 144A
       3.75% 11/30/07...................           85,000         86,961
      Seagate Technology (Cayman
       Islands)
       8.00% 5/15/09....................           80,000         87,001
      Unisys
       8.125% 6/1/06....................           43,000         46,225
                                                            ------------
                                                                 260,562
                                                            ------------
      CONSUMER PRODUCTS-0.17%
      Avery Dennison
       4.875% 1/15/13...................           10,000         10,498
   ++ Johnson & Son 144A
       5.75% 2/15/33....................           15,000         15,466
      Maytag
       5.00% 5/15/15....................           35,000         35,294
      Newell Rubbermaid
       4.00% 5/1/10.....................           15,000         15,307

                        Global Asset Allocation Fund- 14

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      CORPORATE BONDS (CONTINUED)
      CONSUMER PRODUCTS (CONTINUED)
      Tyco International Group
       6.375% 6/15/05...................       $   40,000   $     41,900
       6.375% 10/15/11..................          208,000        220,479
       6.75% 2/15/11....................           65,000         69,225
      Tyco International Group ZAR
       6.375% 2/15/06...................           15,000         15,713
                                                            ------------
                                                                 423,882
                                                            ------------
      CONSUMER SERVICES-0.12%
      Service Corporation
       6.00% 12/15/05...................          115,000        116,438
       6.75% 6/22/08....................          176,000        180,620
                                                            ------------
                                                                 297,058
                                                            ------------
      ELECTRONICS & ELECTRICAL EQUIPMENT-0.22%
      Avista
       9.75% 6/1/08.....................           49,000         57,085
      BRL Universal Equipments
       8.875% 2/15/08...................           59,000         64,310
      Dominion Resources
       5.125% 12/15/09..................           30,000         32,388
       5.70% 9/17/12....................          110,000        120,983
      Eastman Kodak
       3.625% 5/15/08...................           25,000         25,199
      Emerson Electric
       4.625% 10/15/12..................           30,000         31,405
      Flextronics International
       (Singapore)
       9.875% 7/1/10....................           60,000         66,000
      Legrand ZAR (France)
       8.50% 2/15/25....................           60,000         62,100
      Motorola
       6.75% 2/1/06.....................           35,000         38,325
      Motorola
       7.625% 11/15/10..................           30,000         35,400
      Parker Hannifin
       4.875% 2/15/13...................            5,000          5,193
                                                            ------------
                                                                 538,388
                                                            ------------
      ENERGY-1.00%
   ++ Allegheny Energy 144A
       8.25% 4/15/12....................           90,000         77,400
      Amerada Hess
       5.90% 8/15/06....................           70,000         77,055
       7.125% 3/15/33...................           20,000         22,839
      Amerigas Partners
       8.875% 5/20/11...................           23,000         25,185
      Arkla
       8.90% 12/15/06...................           25,000         28,211
      Baltimore Gas & Electric
       5.20% 6/15/33....................           25,000         23,994
      Cincinnati Gas & Electric Series B
       5.375% 6/15/33...................           40,000         38,449
      CMS Panhandle
       6.125% 3/15/04...................           65,000         66,706
       6.50% 7/15/09....................           30,000         33,300

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      CORPORATE BONDS (CONTINUED)
      ENERGY (CONTINUED)
      Conectiv
       5.30% 6/1/05.....................       $  140,000   $    145,900
      Devon Energy
       6.875% 9/30/11...................           60,000         70,496
       7.875% 9/30/31...................           20,000         25,479
      DPL
       6.875% 9/1/11....................           25,000         27,485
       8.25% 3/1/07.....................           25,000         28,373
      Duke Energy Field Services
       7.875% 8/16/10...................           80,000         96,448
       8.125% 8/16/30...................            5,000          6,408
      First Energy
       5.50% 11/15/06...................          100,000        107,298
      Florida Power & Light
       5.625% 4/1/34....................           35,000         36,482
      Forest Oil
       7.75% 5/1/14.....................           60,000         62,700
       8.00% 6/15/08....................           15,000         16,125
       8.00% 12/15/11...................           10,000         10,800
      Georgia Power Electric Series G
       6.20% 2/1/06.....................           35,000         38,837
      Kerr-McGee
       5.375% 4/15/05...................           50,000         52,624
      Leviathan Gas
       10.375% 6/1/09...................           85,000         91,163
      Midamer Energy Holdings
       4.625% 10/1/07...................          100,000        105,222
   ++ Motiva 144A
       5.20% 9/15/12....................           20,000         21,196
      National Fuel Gas
       5.25% 3/1/13.....................           15,000         15,602
      Newfield Exploration
       7.625% 3/1/11....................           39,000         44,119
      Noble Affiliates
       8.00% 4/1/27.....................           15,000         18,128
      Occidental Petroleum
       10.125% 9/15/09..................           35,000         46,837
   ++ Pepco Holdings 144A
       5.50% 8/15/07....................           45,000         48,526
      Petro-Canada (Canada)
       4.00% 7/15/13....................           20,000         19,499
      Pioneer National
       9.625% 4/1/10....................          141,000        175,092
      Pogo Producing
       8.25% 4/15/11....................           50,000         55,625
      Potomac Edison
       8.00% 6/1/24.....................           10,000         10,363
      Pride Petroleum Services
       9.375% 5/1/07....................           95,000         98,563

                        Global Asset Allocation Fund- 15

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      CORPORATE BONDS (CONTINUED)
      ENERGY (CONTINUED)
      Reliant Energy
       7.75% 2/15/11....................       $   25,000   $     28,532
   ++ Southern California Edison 144A
       8.00% 2/15/07....................          120,000        132,150
      Tampa Electric
       6.875% 6/15/12...................           50,000         57,968
      Texas East Transmission
       7.00% 7/15/32....................           20,000         22,901
      Trans-Canada Place (Canada)
       4.00% 6/15/13....................           25,000         24,437
      Union Oil Company of California
       5.05% 10/1/12....................           90,000         94,276
      Vintage Petroleum
       8.25% 5/1/12.....................           80,000         88,400
      Western Oil Sands (Canada)
       8.375% 5/1/12....................           33,000         36,960
      XTO Energy
       7.50% 4/15/12....................          102,000        116,280
                                                            ------------
                                                               2,470,433
                                                            ------------
      ENVIRONMENTAL SERVICES-0.08%
      Allied Waste Industries
       7.40% 9/15/35....................           52,000         48,100
      Allied Waste NA
       7.625% 1/1/06....................           85,000         88,506
      Waste Management
       7.375% 8/1/10....................           60,000         72,098
                                                            ------------
                                                                 208,704
                                                            ------------
      FOOD, BEVERAGE & TOBACCO-0.65%
      7-Eleven
       5.00% 12/15/03...................           50,000         50,000
      Campbell Soup
       6.75% 2/15/11....................           95,000        112,366
      Conagra Foods
       6.00% 9/15/06....................           40,000         44,351
       7.875% 9/15/10...................           35,000         44,236
      Constellation Brands
       8.00% 2/15/08....................           60,000         66,150
       8.125% 1/15/12...................           10,000         10,850
      Coors Brewing
       6.375% 5/15/12...................           25,000         28,740
      Dean Foods
       8.15% 8/1/07.....................           85,000         94,775
      Delhaize America
       8.125% 4/15/11...................          180,000        197,999
      Diageo (United Kingdom)
       8.00% 9/15/22....................          100,000        131,329
      Dole Foods
       7.25% 5/1/09.....................           29,000         30,813
       7.875% 7/15/13...................           36,000         38,790
      Hormel Foods
       6.625% 6/1/11....................           40,000         47,035
      Kellogg
       6.60% 4/1/11.....................           45,000         52,855

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      CORPORATE BONDS (CONTINUED)
      FOOD, BEVERAGE & TOBACCO (CONTINUED)
      Kellogg Series B
       6.00% 4/1/06.....................       $   45,000   $     49,641
      Kraft Foods
       4.625% 11/1/06...................          120,000        127,548
      PepsiAmericas
       3.875% 9/12/07...................           20,000         20,687
      Phillip Morris
       7.65% 7/1/08.....................           65,000         72,719
      Premium Standard Farms
       9.25% 6/15/11....................           20,000         19,000
      RJ Reynolds Tobacco
       6.50% 6/1/07.....................           25,000         25,065
      Tricon Global Restaurant
       7.65% 5/15/08....................           93,000        105,555
       8.875% 4/15/11...................           45,000         53,550
      Tyson Foods
       6.625% 10/4/04...................           35,000         36,290
       7.25% 10/1/06....................           25,000         27,939
       8.25% 10/1/11....................           40,000         47,434
      Unilever Capital
       7.125% 11/1/10...................           65,000         78,891
                                                            ------------
                                                               1,614,608
                                                            ------------
      HEALTHCARE & PHARMACEUTICALS-0.32%
      American Home Products
       6.70% 3/15/11....................           65,000         76,376
       7.90% 2/15/05....................           10,000         10,979
      AmerisourceBergen
       8.125% 9/1/08....................           75,000         82,875
   ++ AmerisourceBergen 144A
       7.25% 11/15/12...................           40,000         43,600
      Biovail (Canada)
       7.875% 4/1/10....................           66,000         70,290
   ++ CVS 144A
       6.117% 1/10/13...................           14,833         16,359
      HCA
       6.25% 2/15/13....................            5,000          5,106
       7.875% 2/1/11....................          150,000        168,230
    * Integrated Health Services
       9.25% 1/15/08....................           20,000            575
      Manor Care
       8.00% 3/1/08.....................           49,000         55,370
      Mediq
       13.00% 6/1/09....................           40,000              4
      Medpartners
       7.375% 10/1/06...................           60,000         64,350
      Omnicare
       8.125% 3/15/11...................           60,000         65,400
      Rite Aid
       4.75% 12/1/06....................           94,000         97,878

                        Global Asset Allocation Fund- 16

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      CORPORATE BONDS (CONTINUED)
      HEALTHCARE & PHARMACEUTICALS (CONTINUED)
      Tenet Healthcare
       7.375% 2/1/13....................       $   25,000   $     24,250
                                                            ------------
                                                                 781,642
                                                            ------------
      INDUSTRIAL MACHINERY-0.42%
      Agco
       9.50% 5/1/08.....................           47,000         50,995
      Beazer Homes USA
       8.625% 5/15/11...................           54,000         60,075
      Briggs & Stratton
       8.875% 3/15/11...................           70,000         81,200
      Case
       7.25% 1/15/16....................           90,000         79,313
   ++ Chesapeake Energy 144A
       8.125% 4/1/11....................          125,000        135,312
      Freeport-McMoran Copper & Gold
       8.25% 1/31/06....................           27,000         48,094
   ++ Freeport-McMoran Copper & Gold
       144A
       8.25% 1/31/06....................           40,000         71,250
      Monsanto
       7.375% 8/15/12...................           35,000         41,803
      Northrop Grumman
       7.125% 2/15/11...................           45,000         53,988
      Tembec Industries (Canada)
       8.50% 2/1/11.....................          110,000        109,450
      Textron Finance Corporate
       6.00% 11/20/09...................           55,000         60,328
      Transocean Sedco Forex
       6.625% 4/15/11...................           55,000         63,813
      United Rentals Series B
       8.80% 8/15/08....................            8,000          7,800
       10.75% 4/15/08...................           60,000         65,850
      Viacom
       7.70% 7/30/10....................           95,000        117,767
                                                            ------------
                                                               1,047,038
                                                            ------------
      LEISURE, LODGING & ENTERTAINMENT-0.45%
      Disney (Walt)
       5.375% 6/1/07....................           40,000         43,637
      Harrahs Operating
       7.50% 1/15/09....................           85,000        100,827
      Hilton Hotels
       7.625% 12/1/12...................           95,000        104,500
       8.25% 2/15/11....................           20,000         22,500
      International Game Technology
       8.375% 5/15/09...................           10,000         12,288
      MGM Mirage
       8.375% 2/1/11....................          191,000        218,217
      Mohegan Tribal Gaming
       8.125% 1/1/06....................           30,000         32,700
       8.375% 7/1/11....................           90,000         97,875
      Park Place Entertainment
       7.875% 12/15/05..................           85,000         90,844
       9.375% 2/15/07...................           40,000         44,400

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      CORPORATE BONDS (CONTINUED)
      LEISURE, LODGING & ENTERTAINMENT (CONTINUED)
      Royal Caribbean
       8.75% 2/2/11.....................       $   65,000   $     69,225
      Starwood Hotels & Resorts
       6.75% 11/15/05...................          115,000        120,607
   ++ Starwood Hotels & Resorts 144A
       7.375% 5/1/07....................           30,000         31,725
       7.875% 5/1/12....................           50,000         55,000
      Station Casinos
       8.375% 2/15/08...................           75,000         81,375
                                                            ------------
                                                               1,125,720
                                                            ------------
      METALS & MINING-0.08%
      AK Steel
       7.875% 2/15/09...................           80,000         68,400
      Alcoa
       6.50% 6/1/11.....................           45,000         52,470
      Falconbridge (Canada)
       5.375% 6/1/15....................           45,000         43,182
      Noranda (Canada)
       8.375% 2/15/11...................           15,000         16,907
      Timken
       5.75% 2/15/10....................            5,000          5,271
                                                            ------------
                                                                 186,230
                                                            ------------
      PACKAGING & CONTAINERS-0.11%
      Ball
       8.25% 8/1/08.....................           30,000         31,650
      Kansas City Southern RY
       7.50% 6/15/09....................            5,000          5,206
      Owens-Brockway Glass
       8.875% 2/15/09...................          135,000        147,150
   ++ Owens-Brockway Glass 144A
       8.75% 11/15/12...................           50,000         54,500
   ++ Sealed Air 144A
       5.625% 7/15/13...................           25,000         25,267
                                                            ------------
                                                                 263,773
                                                            ------------
      PAPER & FOREST PRODUCTS-0.31%
      Abitibi-Consolidated
       8.55% 8/1/10.....................           85,000         95,367
      Abitibi-Consolidated Financial
       7.875% 8/1/09....................            3,000          3,345
      Abitibi-Consolidated of Canada
       (Canada)
       6.95% 12/15/06...................           30,000         31,746
      Bowater Canada (Canada)
       7.95% 11/15/11...................           65,000         69,063
      Domtar (Canada)
       7.875% 1/15/11...................           60,000         73,379
      Georgia-Pacific
       7.75% 11/15/29...................           56,000         50,960
       8.125% 5/15/11...................           65,000         67,113

                        Global Asset Allocation Fund- 17

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      CORPORATE BONDS (CONTINUED)
      PAPERS & FOREST PRODUCTS (CONTINUED)
      International Paper
       6.75% 9/1/11.....................       $   85,000   $     98,471
      Louisiana Pacific
       8.875% 8/15/10...................           27,000         31,050
       10.875% 11/15/08.................           53,000         60,685
      Norske Skog Canada (Canada)
       8.625% 6/15/11...................           50,000         52,500
      Potlatch Corporate
       12.50% 12/1/09...................           30,000         35,550
      Smurfit Capital (Ireland)
       6.75% 11/20/05...................           25,000         25,875
      Weyerhaeuser Company
       6.75% 3/15/12....................           65,000         73,912
                                                            ------------
                                                                 769,016
                                                            ------------
      REAL ESTATE-0.50%
      Archstone-Smith Trust
       5.00% 8/15/07....................          110,000        117,068
   ++ Boston Properties 144A
       6.25% 1/15/13....................           35,000         38,397
      Crescent Real Estate
       9.25% 4/15/09....................           80,000         86,664
      Eop Operating LP
       7.00% 7/15/11....................          120,000        139,487
      Felcor Lodging
       9.50% 9/15/08....................          135,000        140,063
      GE Capital Franchise Financial
       8.75% 10/15/10...................           55,000         71,320
      HMH Properties
       7.875% 8/1/08....................          305,000        311,099
      Hospitality Properties
       6.75% 2/15/13....................           35,000         37,184
      HRPT Properties Trust
       6.50% 1/15/13....................           15,000         16,433
      Istar Financial
       7.00% 3/15/08....................           30,000         31,434
      LNR Property Corporation Series B
       9.375% 3/15/08...................           37,000         39,081
      Mack-Cali Realty
       7.75% 2/15/11....................           45,000         54,038
      Ryland Group
       9.75% 9/1/10.....................           66,000         76,230
      Schuler Homes
       9.375% 7/15/09...................           55,000         62,425
      Ventas Realty
       8.75% 5/1/09.....................           10,000         10,850
                                                            ------------
                                                               1,231,773
                                                            ------------
      RETAIL-0.34%
      Archer Daniels
       5.875% 10/1/32...................           80,000         85,695
      Dillards
       6.43% 8/1/04.....................           20,000         20,200
      Federated Department Stores
       8.50% 6/1/10.....................           25,000         31,295

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      CORPORATE BONDS (CONTINUED)
      RETAIL (CONTINUED)
      Fred Meyer
       7.45% 3/1/08.....................       $   25,000   $     29,159
      Gap
       6.90% 9/15/07....................           85,000         92,013
      General Mills
       5.125% 2/15/07...................           25,000         27,256
      Hasbro
       6.15% 7/15/08....................          140,000        145,599
      Kroger
       6.75% 4/15/12....................           30,000         34,300
       6.80% 4/1/11.....................           25,000         28,565
      Limited
       6.125% 12/1/12...................           25,000         27,673
      Penney (J.C.)
       7.95% 4/1/17.....................           10,000          9,950
       8.00% 3/1/10.....................           65,000         68,413
      Safeway Stores
       7.50% 9/15/09....................           40,000         47,329
      SAKS
       7.50% 12/1/10....................          100,000        103,750
       8.25% 11/15/08...................           16,000         17,000
      Sears Roebuck Acceptance
       3.18% 2/25/04....................           30,000         30,090
       3.28% 5/11/04....................           25,000         25,116
       7.50% 10/15/27...................           30,000         32,023
                                                            ------------
                                                                 855,426
                                                            ------------
      TELECOMMUNICATIONS-1.25%
      AT&T
       6.00% 3/15/09....................           21,000         22,503
       7.30% 11/15/11...................           40,000         45,811
       8.00% 11/15/31...................           50,000         56,892
      AT&T Broadband
       8.375% 3/15/13...................           98,000        122,994
       9.455% 11/15/22..................           75,000        102,538
      AT&T Wireless
       7.35% 3/1/06.....................           25,000         28,074
       7.875% 3/1/11....................           50,000         59,156
       8.75% 3/1/31.....................           15,000         18,607
      Bellsouth Capital Funding
       7.75% 2/15/10....................           30,000         37,270
      British Telecom (United Kingdom)
      *8.125% 12/15/10..................           10,000         12,669
       8.875% 12/15/30..................          100,000        136,965
      Cingular Wireless
       5.625% 12/15/06..................          100,000        109,699
      Citizens Communications
       6.375% 8/15/04...................           15,000         15,680
       7.625% 8/15/08...................           45,000         53,520
       9.25% 5/15/11....................           40,000         51,850

                        Global Asset Allocation Fund- 18

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      CORPORATE BONDS (CONTINUED)
      TELECOMMUNICATIONS (CONTINUED)
      Cox Communication
       7.75% 11/1/10....................       $   25,000   $     30,624
      Deutsche Telekom (Netherlands)
       7.75% 6/15/05....................           75,000         83,681
       8.25% 6/15/30....................           95,000        121,473
      Dobson Communications
       10.875% 7/1/10...................            5,000          5,425
      France Telecom (France)
       9.25% 3/1/11.....................           80,000        100,860
      *10.00% 3/1/31....................           55,000         76,375
      Koninklijker KPN (Netherlands)
       8.00% 10/1/10....................           10,000         12,401
       8.375% 10/1/30...................           25,000         32,559
      Liberty Media
       8.25% 2/1/30.....................           20,000         23,166
      New England Telephone & Telegraph
       Company
       7.875% 11/15/29..................          140,000        181,440
      Panamsat
       8.50% 2/1/12.....................          160,000        174,000
   ++ Qwest 144A
       8.875% 3/15/12...................          190,000        213,274
      Rogers Cantel (Canada)
       9.375% 6/1/08....................          150,000        157,125
      Sprint Capital
       7.625% 1/30/11...................          135,000        154,366
       7.90% 3/15/05....................           10,000         10,851
       8.75% 3/15/32....................           60,000         72,076
   #* TeleCorp PCS
       11.675% 4/15/09..................           35,000         36,400
      Telefonica Europe (Netherlands)
       7.75% 9/15/10....................           35,000         43,261
      Telus (Canada)
       7.50% 6/1/07.....................          175,000        195,999
       8.00% 6/1/11.....................          160,000        185,600
      Verizon Global
       7.25% 12/1/10....................           45,000         54,138
       7.60% 3/15/07....................           65,000         76,013
       7.75% 12/1/30....................           60,000         76,284
      Vodafone Group (United Kingdom)
       6.25% 11/30/32...................           10,000         10,875
       7.625% 2/15/05...................           25,000         27,387
       7.75% 2/15/10....................           35,000         43,134
   #* Voicestream Wireless
       11.875% 11/15/09.................           15,000         15,413
                                                            ------------
                                                               3,088,428
                                                            ------------
      TEXTILES, APPAREL & FURNITURE-0.01%
      Russell
       9.25% 5/1/10.....................           20,000         21,900
                                                            ------------
                                                                  21,900
                                                            ------------
      TRANSPORTATION & SHIPPING-0.25%
   ++ Air 2 US 144A
       8.027% 10/1/19...................           16,647         11,164

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      CORPORATE BONDS (CONTINUED)
      TRANSPORTATION & SHIPPING (CONTINUED)
      Continental Airlines
       Series 974A 6.90% 1/2/18.........       $   37,921   $     37,162
       Series 981A 6.648% 9/15/17.......           34,859         33,624
      CSX
       6.25% 10/15/08...................           70,000         80,024
      Kansas City Southern
       9.50% 10/1/08....................           55,000         61,394
      Norfolk Southern
       6.75% 2/15/11....................           50,000         58,488
       7.25% 2/15/31....................           25,000         29,954
       7.35% 5/15/07....................           55,000         64,143
      Northwest Airlines
       7.575% 3/1/19....................           40,402         41,046
      Teekay Shipping (Marshall Islands)
       8.32% 2/1/08.....................           60,000         64,350
      Union Pacific
       3.625% 6/1/10....................           60,000         59,466
       5.375% 6/1/33....................           35,000         33,887
       7.375% 9/15/09...................           30,000         36,210
    * United Airlines
       9.125% 1/15/12...................          100,000          8,000
      U.S. Airways Series 93A3
       10.375% 3/1/13...................           20,000          8,000
                                                            ------------
                                                                 626,912
                                                            ------------
      UTILITIES-0.73%
   ++ AEP Texas Central 144A
       5.50% 2/15/13....................           15,000         16,033
      Alabama Power
       5.875% 12/1/22...................           15,000         16,141
      American Electric Power
       6.125% 5/15/06...................           10,000         10,970
   ++ Arch Western Finance 144A
       6.75% 7/1/13.....................           55,000         56,650
      Arrrow Electronics
       6.875% 7/1/13....................           50,000         49,607
   ++ Centerpoint Energy 144A
       7.875% 4/1/13....................          145,000        167,077
      Cleveland Electric
       9.50% 5/15/05....................           30,000         30,194
      Consolidated Edison Series B
       7.15% 12/1/09....................           10,000         12,011
      Constellation Energy Group
       6.125% 9/1/09....................           60,000         67,565
       7.00% 4/1/12.....................           10,000         11,668
   ++ Consumers Energy 144A
       4.25% 4/15/08....................           70,000         72,464
      DTE Energy
       6.375% 4/15/33...................           45,000         47,086
       7.05% 6/1/11.....................           10,000         11,717

                        Global Asset Allocation Fund- 19

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      CORPORATE BONDS (CONTINUED)
      UTILITIES (CONTINUED)
   ++ Duke Energy 144A
       3.75% 3/5/08.....................       $   30,000   $     30,913
   ++ Entergy Arkansas 144A
       5.40% 5/1/18.....................           55,000         55,905
      Exelon
       6.75% 5/1/11.....................           40,000         46,366
      Florida Power
       5.90% 3/1/33.....................           45,000         48,316
      Keyspan
       7.625% 11/15/10..................           10,000         12,293
      Midwest Generating
       8.56% 1/2/16.....................           75,000         73,673
      Mirant Americas
       8.30% 5/1/11.....................          170,000        106,250
      Monongahela Power
       5.00% 10/1/06....................           40,000         39,950
      New York State Electric & Gas
       5.75% 5/1/23.....................           45,000         45,835
      Northeast Utilities
       8.58% 12/1/06....................              363            420
      Northern State Power
       8.00% 8/28/12....................           55,000         69,755
      Oncor Electric
       6.375% 5/1/12....................           45,000         51,458
      Progress Energy
       6.05% 4/15/07....................           60,000         66,281
       6.75% 3/1/06.....................           15,000         16,683
      PSE&G
       6.375% 5/1/08....................           70,000         80,050
      Pseg Power
       6.95% 6/1/12.....................           15,000         17,256
      Public Service Colorado Series A
       6.875% 7/15/09...................           10,000         11,595
      Sempra Energy
       7.95% 3/1/10.....................           40,000         48,292
      South Carolina Electric & Gas
       5.80% 1/15/33....................           50,000         53,488
      Southern California Gas
       4.80% 10/1/12....................           40,000         42,118
      Teco Energy
       7.00% 5/1/12.....................           20,000         19,600
       7.50% 6/15/10....................           10,000         10,250
   ++ TXU Energy 144A
       7.00% 3/15/13....................           45,000         49,910
      Western Resources
       9.75% 5/1/07.....................          100,000        112,500
      Westport Resources
       8.25% 11/1/11....................           77,000         84,700
      Wisconsin Electric Power
       4.50% 5/15/13....................           50,000         51,387
                                                            ------------
                                                               1,814,427
                                                            ------------
      TOTAL CORPORATE BONDS (COST
       $30,982,014).....................                      32,593,355
                                                            ------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      INTEREST ONLY AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-0.31%
      Fannie Mae Grantor Trust
       Series 2001-T12 0.575% 8/25/41...       $  775,921   $     12,936
       Series 2002-T1 0.424% 11/25/31...          738,813          9,672
       Series 2002-T4 0.445% 1/25/42....        4,035,672         54,801
      Fannie Mae Interest Strip
       Series 329 5.50% 12/1/32.........        1,146,529        198,552
       Series 332 6.00% 2/1/33..........          676,720         99,898
      Fannie Mae
       Series 2001-50 BI 0.491%
       10/25/41.........................        1,302,292         22,695
       Series 2001-79 BI 0.344%
       3/25/45..........................        1,800,859         18,743
       Series 2002-36 QH 6.73%
       8/25/31..........................           58,823          3,767
       Series 2002-36 QL 6.83%
       12/25/29.........................          247,044          8,386
       Series 2003-22 6.00% 4/25/33.....          449,330         56,214
       Series 2003-W2 0.47% 7/25/42.....          273,374          4,186
       Series 2003-W2 2.065% 7/25/42....          844,045         30,597
       Series 2003-W6 0.352% 9/25/42....          181,406          1,981
       Series 2003-W6 0.365% 9/25/42....          185,355          2,101
       Series 2003-W6 0.667% 9/25/42....          120,634          2,431
       Series 2003-W6 2.063% 9/25/42....          188,853          4,103
       Series 2003-W6 2.402% 10/25/42...          211,834          6,261
       Series 2003-W8 1.157% 12/25/42...          691,702         12,201
       Series 2003-W8 1.649% 12/25/42...          837,226         45,320
       Series 2003-W10 2.113% 6/25/43...          354,000         23,287
       Series 2003-W10 2.148% 6/25/43...          178,000         11,264
      Federal Home Loan Mortgage
       Corporation Structured Pass
       Through Securities
       Series T-56 2.184% 5/25/43.......          370,199         13,478
       Series T-56-2 0.055% 5/25/43.....          350,415            821
       Series T-56-3 0.379% 5/25/43.....          315,295          3,892
       Series T-56-1 0.289% 5/25/43.....          332,174          3,062
      Freddie Mac
       Series 2579 DI 5.50% 3/15/23.....          211,933         32,229
       Series 2595 WU 5.50% 8/15/26.....          217,100         36,484
      Freddie Mac Strip
       Series 216 6.00% 1/1/32..........          395,687         46,135
                                                            ------------
      TOTAL INTEREST ONLY AGENCY
       COLLATERALIZED MORTGAGE
       OBLIGATIONS (COST $1,152,822)....                         765,497
                                                            ------------
      INTEREST ONLY ASSET-BACKED SECURITIES-0.27%
      Ameriquest Mortgage Securities
       Series 2003-6 S 5.00% 11/25/05...          154,000         10,034
      Amortizing Residential Collateral
       Trust
       Series 2001-BC6 A 6.00%
       10/25/04.........................          313,091         10,440
       Series 2002-BC1 A 7.10%
       2/25/05..........................          419,364         19,526
       Series 2002-BC3 A 6.00%
       5/25/05..........................          299,091         18,276
       Series 2002-BC5 6.00% 7/25/04....          513,818         20,482
      Asset Backed Funding Certificates
       Series 2002-OPT1 A 6.00%
       3/25/05..........................          633,000         36,397

                        Global Asset Allocation Fund- 20

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      INTEREST ONLY ASSET-BACKED SECURITIES (CONTINUED)
      Asset Backed Securities
       Corporation Home Equity
       Series 2001-HE3 6.50% 10/15/31...       $1,069,129   $     25,111
       Series 2002-HE1 A 6.50%
       2/15/32..........................          512,000         19,182
       Series 2003-HE3 3.50% 4/15/33....          372,000         21,484
      CDC Mortgage Capital Trust
       Series 2002-HE2 5.25% 8/25/32....          190,961         12,642
      Centex Home Equity
       Series 2003-A 4.437% 2/25/06.....          191,000         11,905
       Series 2003-B 4.576% 6/25/06.....          128,000          6,656
      Conseco Finance Securitizations
       Series 2001-1 2.50% 1/1/07.......          534,600         34,238
       Series 2001-3 2.50% 5/1/33.......        1,103,988         76,492
       Series 2001-4 A 2.50% 9/1/33.....          538,421         30,829
       Series 2002-2 A 8.50% 3/25/33....           94,741         30,316
      Conseco Finance
       Series 2002-A HEA 7.25%
       7/15/04..........................          265,640         16,817
      Conseco Recreational Enthusiast
       Consumer Trust
       Series 2001-A AP 5.00% 8/15/25...          315,571         15,622
      Credit-Based Asset Servicing
       Series 2003-CB3 3.00% 5/25/34....          809,000         22,091
      First Franklin Mortgage Loan Asset
       Backed Certificates
       Series 2003-FFB 6.00% 5/25/05....          205,000         16,713
       Series 2003-FFC S 6.00%
       12/25/05.........................          302,000         26,519
      Freddie Mac Structured Pass
       Through Securities
       Series T-40 S 6.00% 9/25/04......          400,000         14,046
       Series T-49 S 5.50% 4/25/05......          261,000         11,667
      Irwin Home Equity
       Series 2003-B 10.00% 9/25/05.....           29,000          6,018
      Long Beach Mortgage Loan Trust
       Series 2003-1 S2 4.25% 3/25/33...          300,000         13,260
      Oakwood Mortgage Investors
       Series 2001-E A 6.00% 11/15/09...          132,230         27,270
      Residential Asset Mortgage Product
       Series 2003-RS1 A 1.00%
       8/25/05..........................        2,061,800         19,117
      Residential Asset Securities
       Corporation
       Series 2001-KS3 5.00% 3/25/04....          639,262         13,984
       Series 2002-KS4 A 5.00%
       12/25/04.........................          355,208         14,914
       Series 2002-KS6 A 4.50%
       4/25/05..........................          362,903         14,111
      Structured Asset Investment Loan
       Trust
       Series 2003-BC2 A 6.00%
       3/25/05..........................          109,000          7,263
       Series 2003-BC3 6.00% 10/25/04...          388,000         22,727
       Series 2003-BC5 A 6.00%
       11/25/04.........................          100,000          6,341
      Structured Asset Securities
       Corporation
       Series 2003-BC2 A 10.00%
       8/25/05..........................          124,000          9,773
                                                            ------------
      TOTAL INTEREST ONLY ASSET-BACKED
       SECURITIES (COST $1,314,618).....                         662,263
                                                            ------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      INTEREST ONLY COLLATERALIZED MORTGAGE OBLIGATIONS-0.04%
      Bear Stearns Asset Basked
       Securities
       Series Series 2003-2 5.00%
       12/25/05.........................       $  191,000   $     22,148
      Commercial Mortgage Acceptance
       Series 1997-ML1 0.931%
       12/15/30.........................        1,718,351         63,542
      Structured Asset Securities
       Series 2002-HF1 A 6.00%
       2/25/32..........................          358,818         18,918
                                                            ------------
      TOTAL INTEREST ONLY COLLATERALIZED
       MORTGAGE OBLIGATIONS (COST
       $132,683)........................                         104,608
                                                            ------------
      INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES-0.11%
      Bear Stearns Asset Basked
       Securities
       Series 2003-AC3 5.00% 12/25/05...          261,000         26,426
      CS First Boston Mortgage
       Securities
       Series 2001-CK1 ACP 1.026%
       12/16/35.........................           25,000          1,109
   ++ DLJ Commercial Mortgage
       Series 2000-CKP1 S 144A 1.328%
       10/10/10.........................          746,699         44,128
   ++ GE Capital Commercial Mortgage
       Series 2001-3 X-1 144A 0.689%
       6/10/38..........................          983,500         44,057
      GMAC Commercial Mortgage
       Securities
       Series 1998-C2 X 0.80% 5/15/35...          982,850         29,523
       Series 1999-C1 X 0.845%
       5/15/33..........................          934,034         29,397
   ++ Prudential Commercial Mortgage
       Trust
       Series 2003-PWR1 X2 144A 1.732%
       2/11/36..........................          642,000         54,550
   ++ Salomon Brothers Mortgage
       Securieties
       Series 2000-C2 X 144A 1.098%
       7/18/33..........................          659,316         31,940
                                                            ------------
      TOTAL INTEREST ONLY COMMERCIAL
       MORTGAGE-BACKED SECURITIES (COST
       $264,925)........................                         261,130
                                                            ------------
      MORTGAGE-BACKED SECURITIES-6.97%
      Fannie Mae
       4.50% 5/1/18.....................            5,086          5,202
       4.50% 5/1/18.....................            1,994          2,040
       4.50% 8/1/18 TBA.................          931,000        946,554
       5.00% 7/1/33 TBA.................        1,434,000      1,456,856
       5.50% 12/1/17....................          282,985        294,039
       5.50% 1/1/30.....................           78,733         81,808
       6.00% 3/1/17.....................           23,050         24,066
       6.00% 7/25/29 TBA................        2,546,000      2,646,249
       6.50% 6/1/28.....................          435,841        455,318
       6.50% 2/1/29.....................          419,042        437,637
       6.50% 7/1/29.....................          357,827        373,705

                        Global Asset Allocation Fund- 21

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      MORTGAGE-BACKED SECURITIES (CONTINUED)
       6.50% 5/1/31.....................       $  140,545   $    146,606
       6.50% 6/1/31.....................          564,258        588,592
       6.50% 5/1/32.....................          717,904        748,864
       6.50% 5/1/32.....................          141,551        147,655
       6.50% 6/1/32.....................          482,000        502,786
       6.606% 9/1/31....................          225,701        236,079
       7.00% 8/1/29.....................           29,332         30,918
       7.00% 10/1/31....................          134,799        142,002
       7.00% 6/1/32.....................          403,711        425,284
       7.00% 7/1/32.....................           25,668         27,039
       7.00% 8/1/32.....................           52,720         55,537
       7.00% 10/1/32....................           74,124         78,108
       7.00% 12/1/32....................           87,867         92,563
       7.50% 7/1/07.....................           63,050         66,538
       7.50% 10/1/22....................            1,782          1,908
      Freddie Mac
       4.50% 7/1/18 TBA.................        1,549,666      1,582,106
      Freddie Mac Gold
       4.50% 5/1/18.....................            3,645          3,729
       6.00% 1/1/32.....................           99,683        103,390
      GNMA
       5.00% 7/1/33 TBA.................        4,151,000      4,252,180
       5.50% 7/1/33 TBA.................        1,110,000      1,155,788
       6.50% 6/15/31....................           62,868         66,031
       6.50% 5/15/32....................           89,148         93,633
       7.50% 1/15/30....................            9,117          9,695
       7.50% 10/20/30...................           11,180         11,815
                                                            ------------
      TOTAL MORTGAGE-BACKED SECURITIES
       (COST $17,330,621)...............                      17,292,320
                                                            ------------
      MUNICIPAL BONDS-0.19%
      Illinois State Taxable Pension
       5.10% 6/12/33....................          140,000        138,439
      New Jersey State Turnpike
       Authority Series B 4.252%
       1/1/16...........................           35,000         34,859
      Tennessee Valley Authority
       Series E
       6.75% 11/1/25....................          230,000        285,653
                                                            ------------
      TOTAL MUNICIPAL BONDS (COST
       $446,630)........................                         458,951
                                                            ------------
      NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-0.17%
      Comm Series 00-C1 A1
       7.206% 9/15/08...................           80,254         89,353
      Countrywide Mortgage Backed
       Securities Series 1993-C A8
       6.50% 1/25/24....................           24,634         24,671
      Granite Mortgage Series 2003-2 1C
       2.84% 7/20/43....................           35,000         34,717
      Holmes Financing Series 6 4C
       2.839% 7/15/40...................           15,000         14,982
   ++ Merit Securities Series 11PA 3A1
       144A
       1.94% 4/28/27....................           79,238         76,613

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
                                                              (U.S. $)
      NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
      Residential Assets Mortgage
       Products Series 2002-SL1 A13
       7.00% 6/25/32....................       $   74,000   $     81,555
   ++ TIAA Commercial Real Estate
       Securitization Series 1999-1 A
       144A
       7.17% 1/15/32....................           89,426         98,969
                                                            ------------
      TOTAL NON-AGENCY COLLATERALIZED
       MORTGAGE OBLIGATIONS
       (COST $416,113)..................                         420,860
                                                            ------------
      PRINCIPAL ONLY COLLATERALIZED MORTGAGE OBLIGATIONS-0.01%
      Fannie Mae Grantor Trust Series
       2001-T8 0.00% 7/25/41............            1,562          1,312
      Fannie Mae Series 2003-34 P1
       0.00% 4/25/43....................           47,838         35,542
      Federal Home Loan Mortgage
       Corporation Structured Pass
       Through Securities Series T-42
       0.00% 2/25/42....................              120            108
                                                            ------------
      TOTAL PRINCIPAL ONLY
       COLLATERALIZED MORTGAGE
       OBLIGATIONS
       (COST $37,506)...................                          36,962
                                                            ------------
      U.S. TREASURY OBLIGATIONS-1.55%
    @ U.S. Treasury Bill
       1.13% 11/6/03....................        3,860,000      3,847,567
                                                            ------------
      TOTAL U.S. TREASURY OBLIGATIONS
       (COST $3,844,937)................                       3,847,567
                                                            ------------
      REPURCHASE AGREEMENTS-11.10%
      With Bank of America Securities
       1.15% 7/2/03 (dated 6/30/03,
       collateralized by $28,305,000
       Fannie Mae 0.00% due 5/20/04,
       market value $28,593,711)........       27,506,000     27,506,000
                                                            ------------
      TOTAL REPURCHASE AGREEMENTS (COST
       $27,506,000).....................                      27,506,000
                                                            ------------
      COMMERCIAL PAPER-7.26%
      Amstel Funding
       1.24% 7/7/03.....................        5,000,000      4,998,967
      Old Line Funding
       1.25% 7/2/03.....................        8,000,000      7,999,722
      Yorktown Capitol
       1.05% 8/6/03.....................        5,000,000      4,994,750
                                                            ------------
      TOTAL COMMERCIAL PAPER (COST
       $17,993,439).....................                      17,993,439
                                                            ------------

                        Global Asset Allocation Fund- 22

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-104.63% (COST
 $231,051,239)..............................................  $259,365,327
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(4.63%).....   (11,470,209)
                                                              ------------
NET ASSETS APPLICABLE TO 21,253,135 SHARES
 OUTSTANDING-100.00%........................................  $247,895,118
                                                              ============
NET ASSET VALUE-GLOBAL ASSET ALLOCATION FUND STANDARD CLASS
 ($247,841,792 / 21,248,562 SHARES).........................       $11.664
                                                                     -----
                                                                     -----
NET ASSET VALUE-GLOBAL ASSET ALLOCATION FUND SERVICE CLASS
 ($53,326 / 4,573 SHARES)...................................       $11.661
                                                                     -----
                                                                     -----
COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $257,597,948
Undistributed net investment income@@.......................     2,962,714
Accumulated net realized loss on investments................   (42,657,202)
Net unrealized appreciation of investments and foreign
 currencies.................................................    29,991,658
                                                              ------------
Total net assets............................................  $247,895,118
                                                              ============

------------------

  + Non-income producing security for the period ended June 30,
    2003.
 ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note #8 in "Notes to Financial
    Statements."
+++ Securities have been classified by type of business.
    Classification by country of origin has been presented in Note #9 in "Notes to the Financial Statements."
  * Security is currently in default.
  # Step coupon bond.
  @ Fully or partially pledged as collateral for open futures contracts.
 @@ Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains
    (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue
    Code.
@@@ Zero coupon bond. The interest rate shown is the yield at the time of purchase.

   ADR-American Depositary Receipts
   FHLMC-Federal Home Loan Mortgage Corporation
   GDR-Global Depositary Receipts
   GNMA-Government National Mortgage Association
   PIK-Pay in kind security
   TBA-To Be Announced

                              See accompanying notes

                        Global Asset Allocation Fund- 23

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)

ASSETS:
Investments at market (cost $231,051,239)............  $259,365,327
Receivable for securities sold.......................    22,192,963
Foreign currencies...................................       942,256
Dividends, interest and paydown receivable...........       635,163
Other assets.........................................       274,412
Subscriptions receivable.............................        73,079
                                                       ------------
Total assets.........................................   283,483,200
                                                       ------------

LIABILITIES:
Payable for securities purchased.....................    23,802,882
Other liabilities....................................    11,465,899
Accrued expenses.....................................       301,229
Liquidations payable.................................        18,072
                                                       ------------
Total liabilities....................................    35,588,082
                                                       ------------
Total net assets.....................................  $247,895,118
                                                       ============

          See accompanying notes

                        Global Asset Allocation Fund- 24

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest.................................................  $ 1,942,943
Dividends................................................    1,542,141
Foreign tax withheld.....................................      (84,862)
                                                           -----------
                                                             3,400,222
                                                           -----------
EXPENSES:
Management fees..........................................      871,590
Custodian fees...........................................      104,532
Accounting and administration expenses...................      104,379
Reports and statements to shareholders...................       79,272
Professional fees........................................       55,943
Trustees' fees...........................................        2,586
Distribution expense-Service Class.......................            5
Other....................................................          922
                                                           -----------
                                                             1,219,229
Less expense paid indirectly.............................       (1,365)
                                                           -----------
Total expenses...........................................    1,217,864
                                                           -----------
NET INVESTMENT INCOME....................................    2,182,358
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments..............................................   (3,793,032)
Futures contracts........................................   (1,558,094)
Options written..........................................      (36,360)
Foreign currencies.......................................      (82,466)
Swap agreements..........................................    4,493,399
                                                           -----------
Net realized loss........................................     (976,553)
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies......................   20,187,952
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES......................................   19,211,399
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $21,393,757
                                                           ===========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS
                                               ENDED
                                              6/30/03       YEAR ENDED
                                            (UNAUDITED)      12/31/02
                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income.....................  $  2,182,358   $  5,294,768
Net realized loss on investments and
 foreign currencies.......................      (976,553)   (26,329,428)
Net change in unrealized appreciation/
 depreciation of investments and foreign
 currencies...............................    20,187,952    (15,327,890)
                                            ------------   ------------
Net increase (decrease) in net assets
 resulting from operations................    21,393,757    (36,362,550)
                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........................    (5,103,194)    (4,336,593)
 Service Class............................          (210)             -
                                            ------------   ------------
                                              (5,103,404)    (4,336,593)
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................     2,096,671      6,118,862
 Service Class............................        53,235              -
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class...........................     5,103,194      4,336,593
 Service Class............................           210              -
                                            ------------   ------------
                                               7,253,310     10,455,455
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (17,749,591)   (49,965,257)
                                            ------------   ------------
                                             (17,749,591)   (49,965,257)
                                            ------------   ------------
Decrease in net assets derived from
 capital share transactions...............   (10,496,281)   (39,509,802)
                                            ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS.....     5,794,072    (80,208,945)
NET ASSETS:
Beginning of period.......................   242,101,046    322,309,991
                                            ------------   ------------
End of period.............................  $247,895,118   $242,101,046
                                            ============   ============

                             See accompanying notes

                        Global Asset Allocation Fund- 25

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                            GLOBAL ASSET ALLOCATION FUND STANDARD CLASS
                                   SIX MONTHS
                                      ENDED
                                   6/30/03(1)                                         YEAR ENDED
                                   (UNAUDITED)        12/31/02        12/31/01(2)        12/31/00        12/31/99        12/31/98
                                   ----------------------------------------------------------------------------------------------
Net asset value, beginning of
 period..........................   $ 10.890          $ 12.563         $ 14.782          $ 16.793        $ 15.759        $ 15.628

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3).........      0.102             0.221            0.316             0.393           0.323           0.357
Net realized and unrealized gain
 (loss) on investments and
 foreign currencies..............      0.915            (1.708)          (1.410)           (1.259)          1.409           1.585
                                    --------          --------         --------          --------        --------        --------
Total from investment
 operations......................      1.017            (1.487)          (1.094)           (0.866)          1.732           1.942
                                    --------          --------         --------          --------        --------        --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income............     (0.243)           (0.186)          (0.050)                -          (0.266)         (0.589)
Net realized gain on
 investments.....................          -                 -           (1.075)           (1.145)         (0.432)         (1.222)
                                    --------          --------         --------          --------        --------        --------
Total dividends and
 distributions...................     (0.243)           (0.186)          (1.125)           (1.145)         (0.698)         (1.811)
                                    --------          --------         --------          --------        --------        --------

Net asset value, end of period...   $ 11.664          $ 10.890         $ 12.563          $ 14.782        $ 16.793        $ 15.759
                                    ========          ========         ========          ========        ========        ========

Total return(4)..................      9.44%           (11.89%)          (7.88%)           (5.44%)         11.33%          13.50%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)........................   $247,842          $242,101         $322,310          $389,004        $490,804        $490,154
Ratio of expenses to average net
 assets..........................      1.04%             1.00%            0.96%             0.94%           0.91%           0.91%
Ratio of net investment income to
 average net assets..............      1.86%             1.88%            2.38%             2.51%           2.05%           2.36%
Portfolio turnover...............       158%              133%             186%              154%            134%            134%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.

(3)The average shares outstanding method has been applied for per share information.

(4)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                        Global Asset Allocation Fund- 26

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                    GLOBAL ASSET ALLOCATION FUND SERVICE CLASS

                                                             5/16/03(1)
                                                                 TO
                                                               6/30/03
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................   $ 11.578

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)...................................      0.026
Net realized and unrealized gain on investments and foreign
 currencies................................................      0.291
                                                              --------
Total from investment operations...........................      0.317
                                                              --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income......................................     (0.234)
                                                              --------
Total dividends and distributions..........................     (0.234)
                                                              --------

Net asset value, end of period.............................   $ 11.661
                                                              ========

Total return(3)............................................      2.91%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................   $     53
Ratio of expenses to average net assets....................      1.13%
Ratio of net investment income to average net assets.......      1.76%
Portfolio turnover(4)......................................       158%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

(4)The portfolio turnover is representative for the entire Fund for the six months ended June 30, 2003.

                             See accompanying notes

                        Global Asset Allocation Fund- 27

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware business trust that was formed on February 1, 2003 and offers 11 funds:
Aggressive Growth Fund (formerly Lincoln National Aggressive Growth Fund, Inc.), Bond Fund (formerly Lincoln National Bond Fund, Inc.), Capital Appreciation Fund (formerly Lincoln National Capital Appreciation Fund, Inc.), Equity-Income Fund (formerly Lincoln National Equity-Income Fund, Inc.), Global Asset Allocation Fund (formerly Lincoln National Global Asset Allocation Fund, Inc.), Growth and Income Fund (formerly Lincoln National Growth and Income Fund, Inc.), International Fund (formerly Lincoln National International Fund, Inc.), Managed Fund (formerly Lincoln National Managed Fund, Inc.), Money Market Fund (formerly Lincoln National Money Market Fund, Inc.), Social Awareness Fund (formerly Lincoln National Social Awareness Fund, Inc.), and Special Opportunities Fund (formerly Lincoln National Special Opportunities Fund, Inc.). Each fund is the successor to a predecessor fund, the assets and liabilities of which were acquired and assumed respectively, on April 30, 2003. These financial statements and the related notes pertain to Global Asset Allocation Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Service Class shares commenced operations on May 16, 2003. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and asked prices. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued at the forward exchange rates prevailing on the day of valuation. Short term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The aggregate daily balance of the cash account may be invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

                        Global Asset Allocation Fund- 28

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2003, were approximately $1,365. The expense paid under the above arrangement is included under custodial fees on the Statement of Operations with the expense offset shown as "expense paid indirectly".

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund, 0.70% of the next $200 million, and 0.68% of the average daily net assets of the Fund in excess of $400 million.

Putnam Investment Management, LLC (the "Sub-Adviser") is responsible for the day-to-day management of the Fund's investment portfolio. For its services, the Sub-Adviser is paid directly by DMC, not the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to the Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services.

Pursuant to the distribution plan, the Fund is authorized to pay Insurance Companies or others, out of the assets of the Service Class shares, an annual fee not to exceed .35%, as compensation, or reimbursement, for services rendered and/or expenses borne. The Lincoln Variable Insurance Products Trust entered into a distribution agreement with the Companies that the Fund pays an annual fee equal to .25% of net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2003, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC.......................  $152,408
Accounting and Administration Fees Payable to DSC....    34,644
Administration Fees Payable to Lincoln Life..........     1,250
Distribution Fees Payable to Companies...............         5

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2003, the Fund made purchases of $191,853,477 and sales of $207,508,789 of investment securities other than U.S. government securities and short-term investments. At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments was $234,717,270. At June 30, 2003, net unrealized appreciation was $24,648,057, of which $33,510,671 related to unrealized appreciation of investments and $8,862,614 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                  SIX
                                                 MONTHS             YEAR
                                                 ENDED             ENDED
                                                6/30/03*          12/31/02
                                               ----------        ----------
Ordinary income..............................  $5,103,404        $4,336,593

------------------
*Tax information for the six months ended June 30, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

                        Global Asset Allocation Fund- 29

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest................  $257,597,948
Undistributed ordinary income................     3,942,769
Net realized capital losses on investments...    (7,363,824)
Capital loss carryforwards...................   (30,965,988)
Unrealized appreciation of investments and
 foreign currencies..........................    24,684,213
                                               ------------
Net assets...................................  $247,895,118
                                               ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $4,181,378 expires in 2009 and $26,784,610 expires in 2010.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                  SIX
                                                 MONTHS             YEAR
                                                 ENDED             ENDED
                                                6/30/03           12/31/02
                                               ----------        ----------
Shares sold:
 Standard Class..............................     187,567           535,647
 Service Class...............................       4,554                 -
Shares issued upon reinvestment of dividends
 and distributions:
 Standard Class..............................     456,417           380,596
 Service Class...............................          19                 -
                                               ----------        ----------
                                                  648,557           916,243
                                               ----------        ----------
Shares repurchased:
 Standard Class..............................  (1,627,353)       (4,338,832)
                                               ----------        ----------
                                               (1,627,353)       (4,338,832)
                                               ----------        ----------
Net decrease.................................    (978,796)       (3,422,589)
                                               ==========        ==========

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION
Foreign Exchange Contracts--The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

                        Global Asset Allocation Fund- 30

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION (CONTINUED)
The following forward foreign currency exchange contracts were outstanding at June 30, 2003:

 CONTRACTS
 TO RECEIVE                                                                UNREALIZED
 (DELIVER)                             IN EXCHANGE FOR   SETTLEMENT DATE   GAIN (LOSS)
 ----------                            ---------------   ---------------   -----------
    (927,600)  Australian Dollars       $    615,834     September 2003     $  (1,422)
  10,524,840   Australian Dollars         (6,895,335)    September 2003       108,241
  (2,626,725)  British Pounds              4,282,065     September 2003       (28,720)
       8,146   British Pounds                (13,552)    July 2003               (110)
      35,353   British Pounds                (58,277)    July 2003                 60
   1,873,400   British Pounds             (3,044,650)    September 2003        29,834
  (1,321,000)  Canadian Dollar               949,110     September 2003       (18,545)
     224,600   Canadian Dollar              (161,370)    September 2003         3,153
  (9,863,570)  European Monetary Unit     11,520,190     September 2003       219,675
     (31,260)  European Monetary Unit         35,698     July 2003               (200)
     (10,951)  European Monetary Unit         12,515     July 2003                (61)
   2,139,600   European Monetary Unit     (2,475,675)    September 2003       (24,374)
  (1,240,000)  Hong Kong Dollars             158,957     September 2003           (48)
(643,520,500)  Japanese Yen                5,434,242     September 2003        60,726
    (477,430)  Japanese Yen                    3,986     July 2003                 10
   1,108,020   Japanese Yen                   (9,283)    July 2003                (55)
     240,400   Norwegian Kroner              (34,690)    September 2003        (1,575)
    (840,000)  Swedish Krona                 108,377     September 2003         3,873
  37,478,800   Swedish Krona              (4,835,537)    September 2003      (172,813)
  (5,995,900)  Swiss Francs                4,545,116     September 2003       110,435
   2,444,400   Swiss Francs               (1,862,687)    September 2003       (54,763)
                                                                            ---------
                                                                            $ 233,321
                                                                            =========

Financial Futures Contracts--The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker or added to the segregated account each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

                        Global Asset Allocation Fund- 31

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION (CONTINUED)
Financial futures contracts open at June 30, 2003, were as follows:

CONTRACTS TO                                NOTIONAL                        UNREALIZED
 BUY (SELL)                              COST (PROCEEDS)   EXPIRATION DATE  GAIN (LOSS)
------------                             ---------------   ---------------  -----------
           (7)  90 Day Euro Dollar        $ (1,733,958)    September 2003    $   2,770
          (13)  DJ Euro Stoxx 50 Future    (11,538,333)    September 2003      668,856
          (42)  FTSE 100 Index Future       (2,955,716)    September 2003      173,761
           (5)  Hang Seng Index Future        (308,309)    September 2003        1,057
          100   Nasd 100 Future                123,819     September 2003       (3,369)
          (66)  Russell 2000 Future        (15,060,275)    September 2003      263,074
          139   S&P 500 Index Future        34,379,034     September 2003     (556,859)
          (14)  S&P/TSE 60 Index Future       (829,060)    September 2003       13,428
          (17)  SPI 200 Index Future          (873,765)    September 2003       13,556
          (42)  Tokyo Price Index           (3,112,851)                        (47,424)
                Future                                     September 2003
           54   Tokyo Price Index            3,993,800                          69,411
                Future                                     September 2003
          (74)  U.S. 10 Yr Note             (8,727,817)    September 2003       37,442
           35   U.S. 10 Yr Note              4,140,887     September 2003      (30,574)
           (4)  U.S. 10 Yr Swap Future        (481,546)    September 2003       15,046
           (1)  U.S. 20 Yr Long Bond          (117,902)    September 2003          558
            7   U.S. 5 Yr Note                 808,881     September 2003       (3,006)
           (8)  U.S. 5 Yr Note                (925,654)    September 2003        4,654
                                                                             ---------
                                                                             $ 622,381
                                                                             =========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

Options Written--During the six months ended June 30, 2003, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended June 30, 2003 were as follows:

                                               NUMBER OF
                                               CONTRACTS         PREMIUMS
                                               ----------        ---------
Options outstanding at December 31, 2002.....  1,000,000         $ 129,899
Options written..............................  6,042,506           302,605
Options terminated in closing purchase
 transactions................................  (3,725,056)        (297,023)
                                               ----------        ---------
Options outstanding at June 30, 2003.........  3,317,450         $ 135,481
                                               ==========        =========

At June 30, 2003, the Fund had the following options written outstanding:

                                                                                UNREALIZED
                            NUMBER OF    NOTIONAL     EXERCISE   EXPIRATION    APPRECIATION
       DESCRIPTION          CONTRACTS     AMOUNT       PRICE        DATE      (DEPRECIATION)
       -----------          ---------   -----------   --------   ----------   --------------
Flextro International Call     5,836    $    67,697    $11.60     7/15/03        $ 2,334
            Celestica Call     4,125         67,320     16.32     7/15/03            743
        USA Intactive Call     2,489         97,195     39.05     7/15/03            996
               Tracers Put  3,300,000    33,000,000       100     9/15/08          9,521
         Liberty Media Put     5,000            500       100     7/15/09            (26)
                                                                                 -------
                                                                                 $13,568
                                                                                 =======

Writing options contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

                        Global Asset Allocation Fund- 32

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION (CONTINUED)
Swap Agreements--The Fund enters into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. Total return swaps are marked-to-market daily based upon the fair valuation methodology established by the Fund's Board of Trustees. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily and settled on a monthly basis. A realized gain or loss is recorded on the maturity or termination of the swap agreement.

At June 30, 2003, the fund had the following total return swap agreements outstanding:

 NOTIONAL          EXPIRATION                                                                           UNREALIZED
  AMOUNT              DATE                                    DESCRIPTION                                  GAIN
-----------      ---------------                              -----------                               ----------
$34,000,465      July 2, 2003         Agreement with J.P. Morgan Securities Inc. to receive the          $656,663
                                      notional amount multiplied by the return on the Lehman
                                      Brothers Government Bonds Index and to pay the notional
                                      amount multiplied by the 1 Month BBA LIBOR.
 37,500,415      January 3, 2004      Agreement with J.P. Morgan Securities Inc. to receive the            90,071
                                      notional amount multiplied by the return on the Lehman
                                      Brothers Government Bonds Index and to pay the notional
                                      amount multiplied by the 1 Month BBA LIBOR.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements, include the potential inability of the counterparts to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also rise from the potential losses from adverse market movements and such losses could exceed the related amounts shown above.

7. CREDIT AND MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. At June 30, 2003, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest up to 10% of its net assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at fair a price when it is necessary to liquidate such securities.

The Fund invests in high-yield fixed-income securities, which carry ratings of BBB or lower by S&P and Baa or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

                        Global Asset Allocation Fund- 33

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. GEOGRAPHIC DISCLOSURE
As of June 30, 2003, the Fund's geographic diversification was as follows:

Australia                          0.37%
Barbados                           0.02%
Belgium                            0.06%
Bermuda                            0.83%
Brazil                             0.28%
Britain                            3.72%
Canada                             1.29%
Cayman Islands                     0.06%
China                              0.03%
Denmark                            0.14%
Finland                            0.34%
France                             2.05%
Germany                            0.55%
Hong Kong                          0.13%
Ireland                            0.25%
Italy                              0.38%
Japan                              2.15%
Jersey                             0.05%
Liberia                            0.03%
Luxembourg                         0.13%
Marshall Island                    0.02%
Mexico                             0.18%
Netherlands                        0.43%
New Zealand                        0.02%
Portugal                           0.01%
Puerto Rico                        0.29%
Russia                             0.05%
Singapore                          0.31%
South Korea                        0.88%
Spain                              0.19%
Sweden                             0.31%
Switzerland                        1.67%
United States                     82.78%
                                 -------
                                 100.00%
                                 =======

Like any investment in securities, the value of the portfolio may be subject to risk or loss from market, currency, economic, and political factors which occur in the countries where the Fund is invested.

9. LINE OF CREDIT
The Fund, along with certain other funds in the Lincoln Variable Insurance Products Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2003, or at any time during the period.

                        Global Asset Allocation Fund- 34

                             GROWTH AND INCOME FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Growth and Income Fund
                               Semiannual Report
                               June 30, 2003

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- GROWTH AND INCOME FUND

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
STATEMENT OF NET ASSETS
June 30, 2003 (Unaudited)

                                              NUMBER OF        MARKET
                                                SHARES         VALUE
    COMMON STOCK-99.83%
    AEROSPACE & DEFENSE-1.14%
    General Dynamics...................          122,500   $    8,881,250
    Northrop Grumman...................           89,800        7,748,842
    Raytheon...........................          194,300        6,380,812
                                                           --------------
                                                               23,010,904
                                                           --------------
    AUTOMOBILES & AUTOMOTIVE PARTS-0.75%
    General Motors.....................          269,400        9,698,400
  + Gentex.............................          177,300        5,427,153
                                                           --------------
                                                               15,125,553
                                                           --------------
    BANKING & FINANCE-15.37%
    American Express...................          239,300       10,005,133
    Bank of America....................          441,300       34,875,939
    BANK ONE...........................           52,500        1,951,950
    Bear Stearns.......................          166,800       12,079,656
    Block (H&R)........................          258,100       11,162,825
    Citigroup..........................        1,434,480       61,395,744
    Comerica...........................          257,050       11,952,825
    Countrywide Credit Industries......          166,800       11,604,276
    Fannie Mae.........................           72,900        4,916,376
    FleetBoston Financial..............          234,600        6,969,966
    Freddie Mac........................          603,900       30,660,003
    Goldman Sachs Group................           24,900        2,085,375
  + Investment Technology Group........          125,600        2,336,160
    J.P. Morgan Chase..................          333,800       11,409,284
    MBNA...............................          266,600        5,555,944
    Mellon Financial...................          336,700        9,343,425
    Merrill Lynch & Company............          133,600        6,236,448
    Morgan Stanley.....................          225,800        9,652,950
    SEI Investments....................          104,400        3,340,800
    U.S. Bancorp.......................          318,919        7,813,516
    Wachovia...........................          179,700        7,180,812
    Washington Mutual..................          414,200       17,106,460
    Wells Fargo........................          594,300       29,952,720
                                                           --------------
                                                              309,588,587
                                                           --------------
    BASIC INDUSTRY/CAPITAL GOODS-6.73%
    3M.................................          156,800       20,224,064
    Deere..............................           86,300        3,943,910
    Emerson Electric...................          178,100        9,100,910
    General Electric...................        2,281,000       65,419,080
    Johnson Controls...................          145,900       12,489,040
    Pentair............................          154,900        6,050,394
    Sigma-Aldrich......................          101,000        5,472,180
    United Technologies................          183,500       12,997,305
                                                           --------------
                                                              135,696,883
                                                           --------------
    BUILDINGS & MATERIALS-0.30%
    KB Home............................           98,700        6,117,426
                                                           --------------
                                                                6,117,426
                                                           --------------

                                              NUMBER OF        MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    BUSINESS SERVICES-1.73%
  + Cendant............................          695,600   $   12,743,392
    Deluxe.............................          154,300        6,912,640
    Eastman Kodak......................          556,300       15,214,805
                                                           --------------
                                                               34,870,837
                                                           --------------
    CABLE, MEDIA & PUBLISHING-6.27%
  + AOL Time Warner....................        2,198,650       35,376,279
  + Clear Channel Communications.......          354,800       15,039,972
  + Comcast Class A....................          122,080        3,684,374
  + Comcast Special Class A............          800,800       23,087,064
    General Motors Class H.............          757,600        9,704,856
  + InterActiveCorp....................          261,300       10,339,641
    Viacom.............................          667,867       29,159,073
                                                           --------------
                                                              126,391,259
                                                           --------------
    CHEMICALS-1.26%
    duPont (E.I.) deNemours............          121,200        5,046,768
    IMC Global.........................          866,900        5,816,899
    Lubrizol...........................          161,100        4,992,489
    Praxair............................           87,900        5,282,790
    RPM International..................          312,900        4,302,375
                                                           --------------
                                                               25,441,321
                                                           --------------
    COMPUTERS & TECHNOLOGY-11.38%
    Adobe Systems......................          521,500       16,724,505
  + Analog Devices.....................          221,100        7,698,702
  + Applied Materials..................          227,100        3,601,806
    Automatic Data Processing..........          204,700        6,931,142
  + Cisco Systems......................        1,743,100       28,918,029
  + Dell Computer......................          752,300       24,043,508
    Electronic Data Systems............          269,100        5,772,195
    First Data.........................          273,200       11,321,408
    Hewlett-Packard....................          472,100       10,055,730
    International Business Machines....          182,500       15,056,250
  + Intuit.............................          283,600       12,628,708
    Microsoft..........................        2,802,400       71,769,464
  + Oracle.............................          741,300        8,910,426
  + PeopleSoft.........................          233,400        4,105,506
  + Siebel Systems.....................          183,900        1,754,406
                                                           --------------
                                                              229,291,785
                                                           --------------
    CONSUMER PRODUCTS-2.82%
    Colgate-Palmolive..................          139,100        8,060,845
    Fortune Brands.....................          113,200        5,909,040
    Newell Rubbermaid..................          262,500        7,350,000
    Procter & Gamble...................          398,800       35,564,984
                                                           --------------
                                                               56,884,869
                                                           --------------

                           Growth and Income Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                              NUMBER OF        MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    ELECTRONICS & ELECTRICAL EQUIPMENT-4.39%
  + Altera.............................          664,400   $   10,896,160
    Intel..............................        2,178,500       45,277,944
    Linear Technology..................          153,400        4,941,014
    Microchip Technology...............          434,900       10,655,050
    Philips Electronics................          255,400        4,880,694
    Texas Instruments..................          665,900       11,719,840
                                                           --------------
                                                               88,370,702
                                                           --------------
    ENERGY-5.80%
    Amerada Hess.......................          201,700        9,919,606
    Anadarko Petroleum.................          222,200        9,881,234
    ChevronTexaco......................          133,400        9,631,480
    ConocoPhillips.....................          171,768        9,412,886
    Devon Energy.......................          150,500        8,036,700
    Exxon Mobil........................        1,146,100       41,156,451
    GlobalSantaFe......................          210,200        4,906,068
    Marathon Oil.......................          360,900        9,509,715
    Occidental Petroleum...............          429,600       14,413,080
                                                           --------------
                                                              116,867,220
                                                           --------------
    ENVIRONMENTAL SERVICES-0.70%
    Waste Management...................          587,900       14,162,511
                                                           --------------
                                                               14,162,511
                                                           --------------
    FOOD, BEVERAGE & TOBACCO-4.88%
    Altria Group.......................          223,800       10,169,472
    Archer-Daniels-Midland.............          555,700        7,151,859
    Coca-Cola..........................          573,700       26,625,417
    Kraft Foods Class A................          425,800       13,859,790
    Pepsi Bottling Group...............          323,800        6,482,476
    PepsiCo............................          395,300       17,590,850
    Sara Lee...........................          267,500        5,031,675
  + Yum Brands.........................          385,300       11,389,468
                                                           --------------
                                                               98,301,007
                                                           --------------
    HEALTHCARE & PHARMACEUTICALS-16.24%
    Abbott Laboratories................          293,600       12,847,936
  + Amgen..............................          333,300       22,324,434
  + Anthem.............................           25,900        1,998,185
    Baxter International...............          584,800       15,204,800
    Bristol-Myers Squibb...............          200,700        5,449,005
    Cardinal Health....................           91,500        5,883,450
  + Cytyc..............................          469,500        4,939,140
  + Forest Laboratories................          112,800        6,175,800
  + Genentech..........................           59,500        4,291,140
    Guidant............................          194,800        8,647,172
    HCA................................          483,400       15,488,136
    Hillenbrand Industries.............           98,000        4,944,100
  + IDEC Pharmaceuticals...............          264,700        8,999,800
    Johnson & Johnson..................          860,800       44,503,360
    Lilly (Eli)........................           63,200        4,358,904
    McKesson...........................           91,300        3,263,062
    Merck & Company....................          660,700       40,005,385
    Pfizer.............................        2,155,950       73,625,692

                                              NUMBER OF        MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    HEALTHCARE & PHARMACEUTICALS (CONTINUED)
    Schering-Plough....................          740,500   $   13,773,300
  + STERIS.............................          281,600        6,502,144
  + Tenet Healthcare...................          576,000        6,710,400
    UnitedHealth Group.................          339,600       17,064,900
                                                           --------------
                                                              327,000,245
                                                           --------------
    INSURANCE-4.71%
    AFLAC..............................          197,700        6,079,275
    Allstate...........................          334,458       11,923,428
    American International Group.......          497,018       27,425,453
    John Hancock Financial Services....          203,600        6,256,628
    Marsh & McLennan...................          135,400        6,914,878
    MetLife............................          398,900       11,296,848
    Nationwide Financial Services......          184,200        5,986,500
    Old Republic International.........          143,200        4,907,464
    Principal Financial Group..........          143,900        4,640,775
    Prudential Financial...............          279,700        9,411,905
                                                           --------------
                                                               94,843,154
                                                           --------------
    LEISURE, LODGING & ENTERTAINMENT-0.82%
    Harley-Davidson....................          363,000       14,469,180
  + Harrah's Entertainment.............           49,300        1,983,832
                                                           --------------
                                                               16,453,012
                                                           --------------
    PACKAGING & CONTAINERS-0.43%
  + Pactiv.............................          232,000        4,572,720
    Sonoco Products....................          167,100        4,013,742
                                                           --------------
                                                                8,586,462
                                                           --------------
    PAPER & FOREST PRODUCTS-0.89%
    International Paper................          179,800        6,424,254
    Kimberly-Clark.....................          222,200       11,585,508
                                                           --------------
                                                               18,009,762
                                                           --------------
    RETAIL-5.77%
  + Bed Bath & Beyond..................          202,900        7,874,549
  + Best Buy...........................          238,450       10,472,724
    CVS................................          271,700        7,615,751
    Home Depot.........................          792,250       26,239,320
  + Kohl's.............................          317,000       16,287,460
  + Office Depot.......................          479,400        6,956,094
    Penney (J.C.)......................          721,500       12,157,275
    Ross Stores........................          167,800        7,171,772
  + Saks...............................          413,800        4,013,860
    Wal-Mart Stores....................          325,400       17,464,218
                                                           --------------
                                                              116,253,023
                                                           --------------
    TELECOMMUNICATIONS-4.88%
    Applied Micro Circuits.............          579,800        3,507,790
  + AT&T Wireless Services.............          954,142        7,833,506
    BellSouth..........................          412,200       10,976,886
  + Ciena..............................          845,800        4,389,702
  + Emulex.............................          273,000        6,216,210

                           Growth and Income Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                              NUMBER OF        MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    TELECOMMUNICATIONS (CONTINUED)
    L-3 Communications.................          197,200   $    8,576,228
    QUALCOMM...........................          578,700       20,688,525
    SBC Communications.................        1,062,100       27,136,655
    Verizon Communications.............          227,316        8,967,616
                                                           --------------
                                                               98,293,118
                                                           --------------
    TEXTILES, APPAREL & FURNITURE-0.87%
  + Coach..............................          134,500        6,690,030
    NIKE...............................          100,300        5,365,047
    V.F. ..............................          159,900        5,444,595
                                                           --------------
                                                               17,499,672
                                                           --------------
    TRANSPORTATION & SHIPPING-0.46%
    CSX................................          310,400        9,339,936
                                                           --------------
                                                                9,339,936
                                                           --------------

                                              NUMBER OF        MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    UTILITIES-1.24%
    American Electric Power............          138,300   $    4,125,489
    Duke Energy........................          324,000        6,463,800
    FirstEnergy........................          125,500        4,825,475
    Oneok..............................          260,500        5,113,615
    TXU................................          198,700        4,460,815
                                                           --------------
                                                               24,989,194
                                                           --------------
    TOTAL COMMON STOCK
     (COST $1,713,539,343).............                     2,011,388,442
                                                           --------------

TOTAL MARKET VALUE OF SECURITIES-99.83% (COST
 $1,713,539,343)............................................   2,011,388,442
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.17%.......       3,457,530
                                                              --------------
NET ASSETS-100.00% (EQUIVALENT TO $24.099 PER SHARE BASED ON
 83,607,164 SHARES ISSUED AND OUTSTANDING)..................  $2,014,845,972
                                                              --------------
COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $2,185,754,490
Undistributed net investment income.........................      14,904,195
Accumulated net realized loss on investments................    (483,661,812)
Net unrealized appreciation of investments..................     297,849,099
                                                              --------------
Total net assets............................................  $2,014,845,972
                                                              ==============

------------------
+Non-income producing security for the period ended June 30, 2003.

                             See accompanying notes

                           Growth and Income Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH AND INCOME FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends..............................................  $  15,510,622
Interest...............................................         11,011
                                                         -------------
                                                            15,521,633
                                                         -------------
EXPENSES:
Management fees........................................      3,092,743
Accounting and administration expenses.................        328,074
Professional fees......................................         61,113
Reports and statements to shareholders.................         59,748
Custodian fees.........................................         26,257
Trustees' fees.........................................          2,586
Other..................................................         42,209
                                                         -------------
                                                             3,612,730
Less expense paid indirectly...........................            (19)
                                                         -------------
Total expenses.........................................      3,612,711
                                                         -------------
NET INVESTMENT INCOME..................................     11,908,922
                                                         -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments.......................     (5,429,983)
Net change in unrealized appreciation/depreciation of
 investments...........................................    216,082,472
                                                         -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS........    210,652,489
                                                         -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...  $ 222,561,411
                                                         =============

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH AND INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS
                                            ENDED
                                           6/30/03         YEAR ENDED
                                         (UNAUDITED)        12/31/02
                                        --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income.................  $   11,908,922   $    26,529,852
Net realized loss on investments......      (5,429,983)     (223,373,657)
Net change in unrealized appreciation/
 depreciation of investments..........     216,082,472      (408,838,879)
                                        --------------   ---------------
Net increase (decrease) in net assets
 resulting from operations............     222,561,411      (605,682,684)
                                        --------------   ---------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class.......................               -       (23,557,470)
                                        --------------   ---------------
                                                     -       (23,557,470)
                                        --------------   ---------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.......................       4,180,066         9,196,856
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class.......................               -        23,557,470
                                        --------------   ---------------
                                             4,180,066        32,754,326
                                        --------------   ---------------
Cost of shares repurchased:
 Standard Class.......................    (123,453,776)     (408,419,385)
                                        --------------   ---------------
                                          (123,453,776)     (408,419,385)
                                        --------------   ---------------
Decrease in net assets derived from
 capital share transactions...........    (119,273,710)     (375,665,059)
                                        --------------   ---------------
NET INCREASE (DECREASE) IN NET
 ASSETS...............................     103,287,701    (1,004,905,213)
NET ASSETS:
Beginning of period...................   1,911,558,271     2,916,463,484
                                        --------------   ---------------
End of period.........................  $2,014,845,972   $ 1,911,558,271
                                        ==============   ===============

                             See accompanying notes

                           Growth and Income Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                GROWTH AND INCOME FUND STANDARD CLASS
                                    SIX MONTHS
                                       ENDED
                                    6/30/03(1)                                        YEAR ENDED
                                    (UNAUDITED)      12/31/02(2)       12/31/01       12/31/00(3)       12/31/99        12/31/98
                                    ---------------------------------------------------------------------------------------------
Net asset value, beginning of
 period...........................  $   21.438       $   27.849       $   43.249      $   51.710       $   46.288      $   41.949

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(4)..........       0.139            0.275            0.309           0.482            0.509           0.607
Net realized and unrealized gain
 (loss) on investments............       2.522           (6.422)          (3.823)         (5.129)           7.356           7.371
                                    ----------       ----------       ----------      ----------       ----------      ----------
Total from investment
 operations.......................       2.661           (6.147)          (3.514)         (4.647)           7.865           7.978
                                    ----------       ----------       ----------      ----------       ----------      ----------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income.............           -           (0.264)          (0.278)         (0.492)          (0.497)         (1.164)
Net realized gain on
 investments......................           -                -          (11.608)         (3.322)          (1.946)         (2.475)
                                    ----------       ----------       ----------      ----------       ----------      ----------
Total dividends and
 distributions....................           -           (0.264)         (11.886)         (3.814)          (2.443)         (3.639)
                                    ----------       ----------       ----------      ----------       ----------      ----------

Net asset value, end of period....  $   24.099       $   21.438       $   27.849      $   43.249       $   51.710      $   46.288
                                    ==========       ==========       ==========      ==========       ==========      ==========

Total return(5)...................      12.41%          (22.07%)         (11.21%)         (9.63%)          17.54%          20.34%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted).........................  $2,014,846       $1,911,558       $2,916,463      $3,612,222       $4,709,687      $4,263,557
Ratio of expenses to average net
 assets...........................       0.38%            0.36%            0.36%           0.36%            0.36%           0.35%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly..........       0.38%            0.38%            0.36%           0.36%            0.36%           0.35%
Ratio of net investment income to
 average net assets...............       1.27%            1.13%            0.94%           1.00%            1.05%           1.44%
Ratio of net investment income to
 average net assets prior to fees
 waived and expense paid
 indirectly.......................       1.27%            1.11%            0.94%           1.00%            1.05%           1.44%
Portfolio turnover................         79%              68%              78%             65%              16%             34%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective July 1, 2002, Delaware Management Company, the Fund's investment manager, assumed responsibility for the day-to-day management of the Fund's investment portfolio.

(3)Effective July 3, 2000, Goldman Sachs Asset Management replaced Vantage Investment Advisors as the sub-advisor of the Fund.

(4)The average shares outstanding method has been applied for per share information for the six months ended June 30, 2003 and the years ended December 31, 2002, 2001, and 2000.

(5)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                           Growth and Income Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware business trust that was formed on February 1, 2003 and offers 11 funds:
Aggressive Growth Fund (formerly Lincoln National Aggressive Growth Fund, Inc.), Bond Fund (formerly Lincoln National Bond Fund, Inc.), Capital Appreciation Fund (formerly Lincoln National Capital Appreciation Fund, Inc.), Equity-Income Fund (formerly Lincoln National Equity-Income Fund, Inc.), Global Asset Allocation Fund (formerly Lincoln National Global Asset Allocation Fund, Inc.), Growth and Income Fund (formerly Lincoln National Growth and Income Fund, Inc.), International Fund (formerly Lincoln National International Fund, Inc.), Managed Fund (formerly Lincoln National Managed Fund, Inc.), Money Market Fund (formerly Lincoln National Money Market Fund, Inc.), Social Awareness Fund (formerly Lincoln National Social Awareness Fund, Inc.), and Special Opportunities Fund (formerly Lincoln National Special Opportunities Fund, Inc.). Each fund is the successor to a predecessor fund, the assets and liabilities of which were acquired and assumed respectively, on April 30, 2003. These financial statements and the related notes pertain to Growth and Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class shares. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2003, were approximately $19. The expense paid under the above arrangement is included under custodial fees on the Statement of Operations with the expense offset shown as "expense paid indirectly".

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to the Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services.

At June 30, 2003, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC...............  $549,645
Accounting and Administration Fees Payable to
 DSC.........................................   106,607
Administration Fees Payable to Lincoln
 Life........................................     1,250

                           Growth and Income Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2003, the Fund made purchases of $733,743,358 and sales of $840,612,124 of investment securities other than short-term investments. At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments was $1,728,857,643. At June 30, 2003, net unrealized appreciation was $282,530,799, of which $367,218,773 related to unrealized appreciation of investments and $84,687,974 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                               SIX MONTHS            YEAR
                                                  ENDED              ENDED
                                                 6/30/03           12/31/02
                                               -----------        -----------
Ordinary income..............................  $         -        $23,557,470

In addition, the Fund declared an ordinary income consent dividend of $3,770,899 for the year ended December 31, 2002. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest................  $2,185,754,490
Undistributed ordinary income................      14,690,216
Net realized capital losses on investments...        (412,947)
Capital loss carryforwards...................    (467,716,586)
Unrealized appreciation of investments.......     282,530,799
                                               --------------
Net assets...................................  $2,014,845,972
                                               ==============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $201,844,606 expires in 2009 and $265,871,980 expires in 2010.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                               SIX MONTHS           YEAR
                                                 ENDED              ENDED
                                                6/30/03           12/31/02
                                               ----------        -----------
Shares sold:
 Standard Class..............................    185,528             371,826
Shares issued upon reinvestment of dividends
 and distributions:
 Standard Class..............................          -           1,100,816
                                               ----------        -----------
                                                 185,528           1,472,642
                                               ----------        -----------
Shares repurchased:
 Standard Class..............................  (5,743,228)       (17,032,544)
                                               ----------        -----------
                                               (5,743,228)       (17,032,544)
                                               ----------        -----------
Net decrease.................................  (5,557,700)       (15,559,902)
                                               ==========        ===========

6. LINE OF CREDIT
The Fund, along with certain other funds in the Lincoln Variable Insurance Products Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2003, or at any time during the period.

                           Growth and Income Fund- 7

                               INTERNATIONAL FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               International Fund
                               Semiannual Report
                               June 30, 2003

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
INTERNATIONAL FUND

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
STATEMENT OF NET ASSETS
June 30, 2003 (Unaudited)

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
                                                               (U.S. $)
    COMMON STOCK*-97.38%
    AUSTRALIA-12.82%
    Amcor................................        1,386,543   $  7,550,667
    Coles Myer...........................          868,822      4,078,728
    Foster's Group.......................        2,792,862      7,885,469
    National Australia Bank..............          387,393      8,703,471
    Orica................................          430,499      3,126,774
    Telstra..............................        1,806,082      5,329,495
                                                             ------------
                                                               36,674,604
                                                             ------------
    BELGIUM-0.97%
    Electrabel...........................           10,928      2,784,661
                                                             ------------
                                                                2,784,661
                                                             ------------
    FINLAND-0.75%
    UPM-Kymmene Oyj......................          147,944      2,159,321
                                                             ------------
                                                                2,159,321
                                                             ------------
    FRANCE-7.86%
    Compagnie de Saint-Gobain............          154,935      6,097,305
    Societe Generale.....................          134,146      8,503,370
    Total Fina Elf.......................           52,104      7,874,105
                                                             ------------
                                                               22,474,780
                                                             ------------
    GERMANY-5.99%
    Bayer................................          269,901      6,229,810
  + Bayerische Hypo-und Vereinsbank......          217,082      3,564,791
    RWE..................................          243,162      7,343,883
                                                             ------------
                                                               17,138,484
                                                             ------------
    HONG KONG-2.64%
    Hong Kong Electric...................          994,500      3,902,426
    Wharf Holdings.......................        1,902,000      3,658,560
                                                             ------------
                                                                7,560,986
                                                             ------------
    ITALY-3.44%
    Banca Intesa.........................        3,076,961      9,840,597
                                                             ------------
                                                                9,840,597
                                                             ------------
    JAPAN-15.44%
    Canon................................          242,000     11,104,894
    Eisai................................          238,200      4,899,888
    Hitachi..............................          888,000      3,764,247
    Matsushita Electric Industrial.......          452,000      4,475,769
    Millea Holdings......................              276      2,110,081
    Murata Manufacturing.................          138,700      5,452,127
    Takeda Chemical Industries...........          105,600      3,895,965
    Toyota Motor.........................          206,800      5,356,219
    West Japan Railway...................              819      3,103,435
                                                             ------------
                                                               44,162,625
                                                             ------------
    MALAYSIA-0.40%
    Sime Darby Berhad....................          853,200      1,145,084
                                                             ------------
                                                                1,145,084
                                                             ------------

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
                                                               (U.S. $)
    COMMON STOCK (CONTINUED)
    NETHERLANDS-6.51%
    ING Groep............................          262,754   $  4,565,229
    Reed Elsevier........................          391,466      4,616,776
    Royal Dutch Petroleum................          203,282      9,435,599
                                                             ------------
                                                               18,617,604
                                                             ------------
    NEW ZEALAND-2.42%
    Carter Holt Harvey...................          616,809        646,388
    Telecom Corporation of New Zealand...        2,049,805      6,288,306
                                                             ------------
                                                                6,934,694
                                                             ------------
    SINGAPORE-1.64%
    Jardine Matheson Holdings............          336,000      2,066,400
    Overseas Chinese Banking.............          460,000      2,612,152
                                                             ------------
                                                                4,678,552
                                                             ------------
    SOUTH AFRICA-1.44%
    Sanlam...............................        2,156,292      2,009,859
    Sasol................................          189,922      2,112,914
                                                             ------------
                                                                4,122,773
                                                             ------------
    SOUTH KOREA-1.65%
    POSCO ADR............................          179,881      4,711,083
                                                             ------------
                                                                4,711,083
                                                             ------------
    SPAIN-7.47%
    Banco Santander Central
     Hispanoamericano....................          687,109      6,020,388
    Endesa...............................           51,237        857,858
    Iberdrola............................          285,664      4,946,877
  + Telefonica...........................          821,092      9,532,729
                                                             ------------
                                                               21,357,852
                                                             ------------
    UNITED KINGDOM-25.94%
    Aviva................................          376,465      2,613,799
    BG Group.............................        1,545,243      6,865,559
    Boots................................          844,510      9,058,193
    Brambles Industries..................        1,236,854      3,347,231
  + British Airways......................        1,318,500      3,323,417
    Cable & Wireless.....................          834,700      1,552,996
    GKN..................................          694,600      2,553,148
    GlaxoSmithKline......................          451,759      9,117,099
    GUS..................................          836,157      9,348,041
    HBOS.................................          689,173      8,915,952
  + Intercontinental Hotels Group........          672,982      4,786,347
    Lloyds TSB Group.....................          737,240      5,237,276
  + Mitchells & Butlers..................          672,982      2,604,172
    Rio Tinto............................          257,303      4,853,047
                                                             ------------
                                                               74,176,277
                                                             ------------
    TOTAL COMMON STOCK
     (COST $295,856,015).................                     278,539,977
                                                             ------------

                             International Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                         PRINCIPAL   MARKET
                                                          AMOUNT      VALUE
                                                                    (U.S. $)
           COMMERCIAL PAPER-2.12%
           UBS Finance
            1.31% 7/1/03...................             $6,050,000 $ 6,050,000
                                                                   -----------
           TOTAL COMMERCIAL PAPER
            (COST $6,050,000)..............                          6,050,000
                                                                   -----------

TOTAL MARKET VALUE OF SECURITIES-99.50% (COST
 $301,906,015)..............................................  $284,589,977
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.50%.......     1,435,643
                                                              ------------
NET ASSETS APPLICABLE TO 25,324,843 SHARES
 OUTSTANDING-100.00%........................................  $286,025,620
                                                              ============
NET ASSET VALUE-INTERNATIONAL FUND STANDARD CLASS
 ($285,321,435 / 25,262,481 SHARES).........................       $11.294
                                                              ============
NET ASSET VALUE-INTERNATIONAL FUND SERVICE CLASS
 ($704,185 / 62,362 SHARES).................................       $11.292
                                                              ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization--no
 par).......................................................  $316,222,361
Undistributed net investment income++.......................     5,131,119
Accumulated net realized loss on investments................   (18,066,196)
Net unrealized depreciation of investments and foreign
 currencies.................................................   (17,261,664)
                                                              ------------
Total net assets............................................  $286,025,620
                                                              ============

------------------
+Non-income producing security for the period ended June 30, 2003. ++Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
*Securities have been classified by country of origin. Classification by type of business has been presented in Note #7 to the Financial Statements.

ADR-American Depositary Receipts

                             See accompanying notes

                             International Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
INTERNATIONAL FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends................................................  $ 6,967,847
Interest.................................................       39,543
Foreign tax withheld.....................................     (595,377)
                                                           -----------
                                                             6,412,013
                                                           -----------
EXPENSES:
Management fees..........................................    1,110,884
Accounting and administration expenses...................       97,266
Custodian fees...........................................       52,929
Professional fees........................................       47,501
Reports and statements to shareholders...................       38,088
Trustees' fees...........................................        2,586
Distribution expense-Service Class.......................           99
Other....................................................        3,906
                                                           -----------
                                                             1,353,259
Less expense paid indirectly.............................         (213)
                                                           -----------
Total expenses...........................................    1,353,046
                                                           -----------
NET INVESTMENT INCOME....................................    5,058,967
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments..............................................   (5,744,844)
Foreign currencies.......................................       72,152
                                                           -----------
Net realized loss........................................   (5,672,692)
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies......................   38,703,409
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES......................................   33,030,717
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $38,089,684
                                                           ===========

                             See accompanying notes
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
INTERNATIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                            SIX MONTHS
                                               ENDED
                                              6/30/03       YEAR ENDED
                                            (UNAUDITED)      12/31/02
                                           -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income....................  $   5,058,967   $   5,531,773
Net realized loss on investments and
 foreign currencies......................     (5,672,692)     (3,919,321)
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies..................     38,703,409     (29,989,142)
                                           -------------   -------------
Net increase (decrease) in net assets
 resulting from operations...............     38,089,684     (28,376,690)
                                           -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class..........................              -      (4,000,000)
                                           -------------   -------------
                                                       -      (4,000,000)
                                           -------------   -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..........................    114,160,243     569,165,633
 Service Class...........................        695,238               -
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class..........................              -       4,000,000
                                           -------------   -------------
                                             114,855,481     573,165,633
                                           -------------   -------------
Cost of shares repurchased:
 Standard Class..........................   (122,434,381)   (605,953,732)
 Service Class...........................           (747)              -
                                           -------------   -------------
                                            (122,435,128)   (605,953,732)
                                           -------------   -------------
Decrease in net assets derived from
 capital share transactions..............     (7,579,647)    (32,788,099)
                                           -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS....     30,510,037     (65,164,789)
NET ASSETS:
Beginning of period......................    255,515,583     320,680,372
                                           -------------   -------------
End of period............................  $ 286,025,620   $ 255,515,583
                                           =============   =============

                             See accompanying notes

                             International Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   INTERNATIONAL FUND STANDARD CLASS
                                      SIX MONTHS
                                         ENDED
                                      6/30/03(1)                                        YEAR ENDED
                                      (UNAUDITED)        12/31/02        12/31/01        12/31/00        12/31/99        12/31/98
                                      -------------------------------------------------------------------------------------------
Net asset value, beginning of
 period.............................   $  9.797          $ 11.155        $ 13.769        $ 14.374        $ 15.982        $ 14.673

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(2)............      0.196             0.199           0.212           0.287           0.294           0.253
Net realized and unrealized gain
 (loss) on investments and foreign
 currencies.........................      1.301            (1.403)         (1.469)         (0.284)          2.182           1.838
                                       --------          --------        --------        --------        --------        --------
Total from investment operations....      1.497            (1.204)         (1.257)          0.003           2.476           2.091
                                       --------          --------        --------        --------        --------        --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income...............          -            (0.154)         (0.259)         (0.272)         (0.529)         (0.189)
Net realized gain on investments....          -                 -          (1.098)         (0.336)         (3.555)         (0.593)
                                       --------          --------        --------        --------        --------        --------
Total dividends and distributions...          -            (0.154)         (1.357)         (0.608)         (4.084)         (0.782)
                                       --------          --------        --------        --------        --------        --------

Net asset value, end of period......   $ 11.294          $  9.797        $ 11.155        $ 13.769        $ 14.374        $ 15.982
                                       ========          ========        ========        ========        ========        ========

Total return(3).....................     15.28%           (10.78%)         (9.96%)          0.11%          17.20%          14.66%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)...........................   $285,321          $255,516        $320,680        $403,589        $526,317        $501,654
Ratio of expenses to average net
 assets.............................      1.05%             1.02%           0.99%           0.96%           0.92%           0.93%
Ratio of net investment income to
 average net assets.................      3.93%             1.84%           1.74%           2.13%           2.05%           1.63%
Portfolio turnover..................        11%                9%             13%              7%             12%            123%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                             International Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                        INTERNATIONAL FUND SERVICE CLASS

                                                             5/16/03(1)
                                                                 TO
                                                               6/30/03
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................    $10.573

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)...................................      0.057
Net realized and unrealized gain on investments and foreign
 currencies................................................      0.662
                                                               -------
Total from investment operations...........................      0.719
                                                               -------

Net asset value, end of period.............................    $11.292
                                                               =======
Total return(3)............................................      6.80%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $   704
Ratio of expenses to average net assets....................      1.19%
Ratio of net investment income to average net assets.......      4.05%
Portfolio turnover(4)......................................        11%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

(4)The portfolio turnover is representative for the entire Fund for the six months ended June 30, 2003.

                             See accompanying notes

                             International Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware business trust that was formed on February 1, 2003 and offers 11 funds:
Aggressive Growth Fund (formerly Lincoln National Aggressive Growth Fund, Inc.), Bond Fund (formerly Lincoln National Bond Fund, Inc.), Capital Appreciation Fund (formerly Lincoln National Capital Appreciation Fund, Inc.), Equity-Income Fund (formerly Lincoln National Equity-Income Fund, Inc.), Global Asset Allocation Fund (formerly Lincoln National Global Asset Allocation Fund, Inc.), Growth and Income Fund (formerly Lincoln National Growth and Income Fund, Inc.), International Fund (formerly Lincoln National International Fund, Inc.), Managed Fund (formerly Lincoln National Managed Fund, Inc.), Money Market Fund (formerly Lincoln National Money Market Fund, Inc.), Social Awareness Fund (formerly Lincoln National Social Awareness Fund, Inc.), and Special Opportunities Fund (formerly Lincoln National Special Opportunities Fund, Inc.). Each fund is the successor to a predecessor fund, the assets and liabilities of which were acquired and assumed respectively, on April 30, 2003. These financial statements and the related notes pertain to International Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Service Class shares commenced operations on May 16, 2003. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2003, were approximately $213. The expense paid under the above arrangement is included under custodial fees on the Statement of Operations with the expense offset shown as "expense paid indirectly".

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC).

                             International Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
For its services, DMC receives a management fee at an annual rate of 0.90% of the first $200 million of the average daily net assets of the Fund, 0.75% of the next $200 million, and 0.60% of the average daily net assets of the Fund in excess of $400 million.

Delaware International Advisers Ltd. (the "Sub-Adviser"), an affiliate of DMC, is responsible for the day-to-day management of the Fund's investment portfolio. For its services, the Sub-Adviser is paid directly by DMC, not the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to the Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services.

Pursuant to the distribution plan, the Fund is authorized to pay Insurance Companies or others, out of the assets of the Service Class shares, an annual fee not to exceed .35%, as compensation, or reimbursement, for services rendered and/or expenses borne. The Lincoln Variable Insurance Products Trust entered into a distribution agreement with the Companies that the Fund pays an annual fee equal to .25% of net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2003, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC...............  $202,423
Accounting and Administration Fees Payable to
 DSC.........................................    33,883
Administration Fees Payable to Lincoln
 Life........................................     1,250
Distribution Fees Payable to Companies.......        99

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2003, the Fund made purchases of $13,853,794 and sales of $20,581,041 of investment securities other than short-term investments. At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments was $302,238,519. At June 30, 2003, net unrealized depreciation was $17,648,542, of which $45,986,503 related to unrealized appreciation of investments and $63,635,045 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                               SIX MONTHS           YEAR
                                                 ENDED             ENDED
                                                6/30/03           12/31/02
                                               ----------        ----------
Ordinary income..............................    $   -           $4,000,000

In addition, the Fund declared an ordinary income consent dividend of $1,655,161 for the year ended December 31, 2002. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest................  $316,222,361
Undistributed ordinary income................     5,131,119
Net realized capital losses on investments...    (5,866,892)
Capital loss carryforwards...................   (11,866,800)
Unrealized depreciation of investments and
 foreign currencies..........................   (17,594,168)
                                               ------------
Net assets...................................  $286,025,620
                                               ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $8,278,643 expires in 2009 and $3,588,157 expires in 2010.

                             International Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                               SIX MONTHS            YEAR
                                                  ENDED              ENDED
                                                 6/30/03           12/31/02
                                               -----------        -----------
Shares sold:
 Standard Class..............................   11,444,046         54,474,081
 Service Class...............................       62,428                  -
Shares issued upon reinvestment of dividends
 and distributions:
 Standard Class..............................            -            415,455
                                               -----------        -----------
                                                11,506,474         54,889,536
                                               -----------        -----------
Shares repurchased:
 Standard Class..............................  (12,263,305)       (57,555,103)
 Service Class...............................          (66)                 -
                                               -----------        -----------
                                               (12,263,371)       (57,555,103)
                                               -----------        -----------
Net decrease.................................     (756,897)        (2,665,567)
                                               ===========        ===========

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION
Foreign Exchange Contracts--The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The following forward foreign currency exchange contracts were outstanding at June 30, 2003:

                                                            IN
                                 CONTRACTS TO            EXCHANGE      SETTLEMENT      UNREALIZED
                              RECEIVE (DELIVER)            FOR            DATE        DEPRECIATION
                         ----------------------------  ------------   ------------   --------------
                         (400,306) Australian Dollars   $ 266,964        7/2/03         $(1,501)
                         30,135,575 Japanese Yen         (252,096)       7/1/03          (1,123)
                         21,164,242 Japanese Yen         (176,619)       7/2/03            (360)
                                                                                        -------
                                                                                        $(2,984)
                                                                                        =======

7. MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of

                             International Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. MARKET RISKS (CONTINUED)
equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. As of June 30, 2003, the Fund's investment securities classified by type of business were as follows:

Banking, Finance & Insurance.................  24.61%
Buildings & Materials........................  10.24%
Energy.......................................   9.19%
Telecommunications...........................   7.93%
Food, Beverage & Tobacco.....................   7.36%
Computers & Technology.......................   7.11%
Utilities....................................   6.93%
Healthcare & Pharmaceuticals.................   6.26%
Others (individually less than 4%)...........  17.75%
                                               ------
                                               97.38%
                                               ======

8. LINE OF CREDIT
The Fund, along with certain other funds in the Lincoln Variable Insurance Products Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2003, or at any time during the period.

                             International Fund- 9

                                  MANAGED FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Managed Fund
                               Semiannual Report
                               June 30, 2003

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MANAGED FUND

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS
June 30, 2003 (Unaudited)

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK-66.38%
    AEROSPACE & DEFENSE-1.40%
  + Armor Holdings.......................           18,200   $    243,880
  + Ducommun.............................           12,700        179,070
    General Dynamics.....................           18,000      1,305,000
  + Herley Industries....................           12,600        213,948
    Kaman Class A........................           15,600        182,364
  + L-3 Communications...................           29,100      1,265,559
  + MTC Technologies.....................            1,300         30,498
    Northrop Grumman.....................           13,100      1,130,399
    Raytheon.............................           28,700        942,508
  + Sequa Class A........................            4,000        137,200
  + Teledyne Technologies................           10,600        138,860
    United Technologies..................           27,200      1,926,576
                                                             ------------
                                                                7,695,862
                                                             ------------
    AUTOMOBILES & AUTOMOTIVE PARTS-1.27%
    Clarcor..............................            5,400        208,170
    Federal Signal.......................           15,800        277,606
    General Motors.......................           40,100      1,443,600
    Harley-Davidson......................           53,900      2,148,454
    Johnson Controls.....................           21,300      1,823,280
    Oshkosh Truck........................            4,000        237,280
    Pep Boys.............................           19,000        256,690
    Smith (A.O.).........................            7,800        219,570
    Standard Motor Products..............           21,000        233,100
  + Strattec Security....................            2,200        117,040
                                                             ------------
                                                                6,964,790
                                                             ------------
    BANKING & FINANCE-9.56%
  + Affiliated Managers Group............            2,600        158,470
    Alabama National Bancorp.............            2,200        106,656
    American Express.....................           35,600      1,488,436
    American Home Mortgage Holding.......           10,900        213,422
    Arrow Financial......................            8,305        277,138
    Bancfirst............................            5,400        280,044
    Bank of America......................           65,700      5,192,271
    Bank One.............................            7,800        290,004
    BankAtlantic Bancorp Class A.........           18,000        214,020
    Bear Stearns.........................           24,500      1,774,290
    BSB Bancorp..........................           10,800        268,056
    Citigroup............................          213,600      9,142,080
    Comerica.............................           31,200      1,450,800
    Commercial Federal...................            9,100        192,920
    Community First Bankshares...........           10,700        292,110
    Corus Bankshares.....................            4,000        193,720
    Countrywide Financial................           23,600      1,641,852
    Dime Community Bancshares............           11,600        295,220
    Fannie Mae...........................           10,800        728,352
    First Bancorp Puerto Rico............            7,900        216,855
    First Charter........................           10,000        174,000
    First Place Financial Ohio...........           11,800        204,376
    Flagstar Bancorp.....................           14,000        342,300
    FleetBoston Financial................           34,800      1,033,908
    Freddie Mac..........................           89,500      4,543,915
    Frontier Financial...................            5,800        164,778

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    BANKING & FINANCE (CONTINUED)
    Gold Banc Corp.......................           21,400   $    224,914
    Goldman Sachs Group..................            3,600        301,500
    International Bancshares.............            5,300        188,468
  + Investment Technology................           18,700        347,820
    Irwin Financial......................            9,000        233,100
    J.P. Morgan Chase....................           62,400      2,132,832
    John Hancock Financial Services......           28,500        875,805
  + Local Financial......................            9,800        141,512
    MAF Bancorp..........................            4,900        181,643
    MainSource Financial Group...........            8,500        207,145
    MBNA.................................           39,900        831,516
    Mellon Financial.....................           44,900      1,245,975
    Merchants Bancshares.................            6,200        161,200
    Merrill Lynch & Company..............           19,900        928,932
    Morgan Stanley.......................           34,200      1,462,050
    PFF Bancorp..........................            5,400        208,710
    Provident Bankshares.................            8,431        214,232
    Provident Financial Group............           10,400        266,552
    Republic Bancorp.....................           19,400        260,348
    Seacoast Financial Services..........           10,100        199,980
    Second Bancorp.......................            7,100        183,180
    South Financial Group................           12,700        296,291
    Staten Island Bancorp................           13,000        253,240
    Sterling Bancshares Texas............           19,700        257,676
    Superior Financial...................            8,700        208,800
    U.S. Bancorp.........................           66,500      1,629,250
    Wachovia.............................           26,700      1,066,932
    Washington Mutual....................           59,100      2,440,830
    Wells Fargo..........................           86,800      4,374,720
    West Coast Bancorp Oregon............           15,400        280,280
                                                             ------------
                                                               52,485,426
                                                             ------------
    BUILDINGS & MATERIALS-0.47%
  + Beazer Homes USA.....................            3,200        267,200
  + Genlyte Group........................            4,800        167,856
    KB HOME..............................           17,300      1,072,254
  + Louisiana-Pacific....................           24,000        260,160
    M.D.C. Holdings......................                1             43
  + Meritage.............................            4,300        211,818
    Standard Pacific.....................            8,900        295,124
    Winnebago Industries.................            6,300        238,770
    York International...................            3,100         72,540
                                                             ------------
                                                                2,585,765
                                                             ------------
    BUSINESS SERVICES-0.85%
  + Cendant..............................          103,200      1,890,624
  + Charles River Associates.............            8,100        228,987
    Deluxe...............................           22,300        999,040
    Ennis Business Forms.................           20,600        299,730
    Harland (John H.) Company............            8,200        214,512
    Kelly Services.......................           10,600        248,570
  + Navigant International...............           10,600        136,740
  + NCO Group............................            7,800        139,698

                                Managed Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    BUSINESS SERVICES (CONTINUED)
    New England Business Service.........            7,100   $    213,000
  + Right Management Consultants.........           15,600        197,340
  + Watson Wyatt & Company...............            3,200         74,176
                                                             ------------
                                                                4,642,417
                                                             ------------
    CABLE, MEDIA & PUBLISHING-3.69%
  + AOL Time Warner......................          330,000      5,309,700
  + Catalina Marketing...................            3,700         65,305
  + Clear Channel Communications.........           50,400      2,136,456
  + Comcast-Special Class A..............          114,300      3,295,269
  + Comcast Class A......................           20,846        629,132
  + General Motors Corp-Hughes
     Electronics.........................          112,100      1,436,001
    Hollinger International..............           17,500        188,475
  + Interactivecorp......................           38,300      1,515,531
    Media General Class A................            4,000        228,800
  + Mediacom Communications..............           32,000        315,840
  + Playboy Enterprises..................           14,700        199,920
  + Scholistic...........................            7,700        229,306
  + Sinclair Broadcasting Group..........            8,800        102,168
  + Tivo.................................           23,600        291,460
  + Viacom Class B.......................           99,000      4,322,340
                                                             ------------
                                                               20,265,703
                                                             ------------
    CHEMICALS-1.07%
    Arch Chemicals.......................            6,500        124,150
  + Cabot Microelectronics...............            4,000        201,880
    Crompton.............................           31,700        223,485
    duPont (E.I.) deNemours..............           18,000        749,520
  + Hercules.............................            7,000         69,300
    IMC Global...........................          128,100        859,551
    Lubrizol.............................           22,600        700,374
    Millenium Chemicals..................           14,300        135,993
    Olin.................................           12,600        215,460
    PolyOne..............................           52,100        231,845
    Praxair..............................           12,100        727,210
    RPM International....................           46,500        639,375
  + Seagate Technology Tracking..........           25,300              0
    Sigma-Aldrich........................           14,900        807,282
    Stepan Company.......................            7,300        164,980
                                                             ------------
                                                                5,850,405
                                                             ------------
    COMPUTERS & TECHNOLOGY-6.58%
  + Activision...........................            5,600         72,352
    Adobe Systems........................           77,500      2,485,425
  + Advanced Digital Information.........           25,000        249,750
    Automatic Data Processing............           30,400      1,029,344
  + Barra................................            7,400        264,180
  + CACI International...................            8,500        291,550
  + Catapult Communications..............           18,600        197,532
  + Cymer................................            9,000        288,090
  + Dell Computer........................          111,200      3,553,952
  + Documentum...........................            9,300        182,931
  + Earthlink............................           33,500        264,315
    Electronic Data Systems..............           40,000        858,000

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    COMPUTERS & TECHNOLOGY (CONTINUED)
  + Electronics for Imaging..............           10,400   $    211,016
  + Embarcadero Technologies.............           25,600        179,200
  + Emulex...............................           40,500        922,185
  + Filenet..............................            4,400         79,376
    First Data...........................           41,300      1,711,472
    Hewlett-Packard......................           69,628      1,483,076
  + InFocus Corporation..................           26,200        123,664
    Inter-Tel............................           10,600        224,932
    International Business Machines......           27,100      2,235,750
  + Internet Security Systems............           15,000        217,350
  + Intuit...............................           42,200      1,879,166
  + J2 Global Communications.............            5,000        229,900
  + JDA Software Group...................            9,900        110,781
  + Keane................................            8,600        117,218
  + Kronos...............................            3,800        193,078
  + Lawson Software......................           36,900        286,713
  + Legato Systems.......................           29,100        244,149
  + Mentor Graphics......................           16,200        234,576
  + Mercury Computer Systems.............            9,600        174,336
    Microsoft............................          416,200     10,658,882
  + Mindspeed Technologies...............            7,900         21,330
  + Oracle...............................          110,700      1,330,614
  + Overture Services....................            8,100        146,853
  + PeopleSoft...........................           34,600        608,614
  + Progress Software....................            9,400        194,862
  + ProQuest.............................            8,400        216,720
  + Quantum..............................           24,800        100,440
  + Roxio................................           17,600        117,744
    SEI Investments......................           21,300        681,600
  + Siebel Systems.......................           27,300        260,442
  + Take-Two Interactive Software........           12,300        348,582
  + Ulticom..............................           22,000        209,000
  + Verint Systems.......................           10,800        274,428
  + WebEx Communications.................           16,900        235,755
  + Websense.............................            8,500        133,110
                                                             ------------
                                                               36,134,335
                                                             ------------
    CONSUMER PRODUCTS-4.43%
    3M...................................           23,300      3,005,234
    Colgate-Palmolive....................           20,600      1,193,770
    CPI..................................           12,000        211,800
    Fortune Brands.......................           15,700        819,540
    General Electric.....................          339,500      9,736,860
    Kimberly-Clark.......................           36,100      1,882,254
    Libbey...............................            3,300         74,910
    Newell Rubbermaid....................           38,200      1,069,600
    Nu Skin Enterprises-Class A..........           21,000        219,450
  + Oakley...............................           16,800        197,736
    Procter & Gamble.....................           59,300      5,288,374
  + RC2..................................            7,700        130,977
    Standard Register....................           11,600        191,168
  + United Stationers....................            8,600        311,062
                                                             ------------
                                                               24,332,735
                                                             ------------

                                Managed Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    CONSUMER SERVICES-0.47%
    ABM Industries.......................           17,800   $    274,120
 ++ Block (H&R)..........................           37,800      1,634,850
  + ITT Educational Services.............            6,500        190,125
    Lancaster Colony.....................            5,200        201,032
    Mcgrath Rentcorp.....................            5,900        157,766
  + Service International................           35,400        136,998
                                                             ------------
                                                                2,594,891
                                                             ------------
    ELECTRONICS & ELECTRICAL EQUIPMENT-1.82%
    Acuity Brands........................           17,400        316,158
  + Altera...............................           98,700      1,618,680
  + Applied Micro Circuits...............           86,200        521,510
  + Axcelis Technologies.................           17,900        109,548
  + Benchmark Electronics................            3,800        116,888
    Brinks Company/The...................            4,300         62,651
  + Conexant Systems.....................           23,700         97,170
    Emerson Electric.....................           26,400      1,349,040
  + Ess Technology.......................           10,300        100,425
  + Excel Technology.....................            8,500        194,055
  + Genesis Microchip....................           11,400        154,356
  + Gentex...............................           26,300        805,043
  + Integrated Device Technology.........            9,400        103,870
  + Integrated Electrical Services.......           22,200        160,950
  + Kemet................................            6,500         65,650
    Koninklijke Philips Electronics......           38,000        726,180
  + Kulicke & Soffa Industries...........           23,100        147,609
  + Micrel...............................           11,800        122,602
    Microchip Technology.................           64,700      1,585,150
  + Oak Technology.......................           16,400        101,844
  + OSI Systems..........................           12,400        199,144
  + Powell Industries....................           14,200        207,888
  + Rogers...............................            6,000        199,800
  + Silicon Laboratories.................            8,000        213,120
  + Skyworks Solutions...................           20,300        137,431
  + TriQuint Semiconductor...............           53,100        220,896
  + Varian Semiconductor Equipment.......            8,000        238,080
  + Vitesse Semiconductor................           23,000        113,160
                                                             ------------
                                                                9,988,898
                                                             ------------
    ENERGY-3.40%
    Amerada Hess.........................           29,700      1,460,646
    Anadarko Petroleum...................           33,000      1,467,510
    Arch Coal............................            5,000        114,900
    Berry Petroleum-Class A..............           15,100        271,045
    ChevronTexaco........................           21,100      1,523,420
    ConocoPhillips.......................           24,700      1,353,560
  + Denbury Resources....................           12,700        170,561
    Devon Energy.........................           22,400      1,196,160
    Exxon Mobil..........................          168,600      6,054,426
    GlobalSantaFe........................           30,700        716,538
  + Magnum Hunter Resources..............           25,700        205,343
    Marathon Oil.........................           50,000      1,317,500
    Massey Energy........................            8,300        109,145
    Occidental Petroleum.................           64,700      2,170,685
  + Stone Energy.........................            4,900        205,408

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    ENERGY (CONTINUED)
  + Universal Compression Holdings.......            5,500   $    114,730
    Vintage Petroleum....................           19,200        216,576
                                                             ------------
                                                               18,668,153
                                                             ------------
    ENVIRONMENTAL SERVICES-0.38%
    Waste Management.....................           86,600      2,086,194
                                                             ------------
                                                                2,086,194
                                                             ------------
    FARMING & AGRICULTURE-0.04%
    Sanderson Farms......................            7,300        205,130
                                                             ------------
                                                                  205,130
                                                             ------------
    FOOD, BEVERAGE & TOBACCO-2.62%
    Altria Group.........................           33,300      1,513,152
    Archer-Daniels-Midland...............           82,300      1,059,201
    Coca-Cola............................           85,800      3,981,978
    Corn Products........................            4,600        138,138
  + International Multifoods.............           11,800        270,338
    Interstate Bakeries..................            8,600        109,220
    Kraft Foods-Class A..................           62,700      2,040,885
  + Pathmark Stores......................           17,900        136,935
    Pepsi Bottling Group.................           48,000        960,960
    PepsiCo..............................           58,700      2,612,150
  + Ralcorp Holdings.....................           11,700        292,032
    Sara Lee.............................           39,700        746,757
    Sensient Technologies................           11,600        266,684
    Universal............................            5,900        249,570
                                                             ------------
                                                               14,378,000
                                                             ------------
    HEALTHCARE & PHARMACEUTICALS-9.93%
  + aaiPharma............................           10,600        210,728
    Abbott Laboratories..................           43,600      1,907,936
  + Abgenix..............................           16,200        169,938
  + Advanced Medical Optics..............            2,500         42,625
  + Albany Molecular Research............           13,200        199,320
  + Alkermes.............................           12,600        135,450
    Alpharma-Class A.....................           12,500        270,000
  + American Healthways..................            7,200        260,064
  + Amgen................................           49,500      3,315,510
  + Anthem...............................            3,900        300,885
  + Applera Corp-Celera Genomics.........            8,900         91,848
  + Apria Healthcare Group...............            7,800        194,064
    Baxter International.................           86,900      2,259,400
  + Biosite..............................            4,000        192,400
    Bristol-Myers Squibb.................           30,400        825,360
    Cardinal Health......................           11,700        752,310
  + Cima Labs............................            7,300        196,297
    Cooper Companies.....................           10,600        368,562
  + CV Therapeutics......................            4,300        127,538
  + Cytyc................................           82,600        868,952
  + Dade Behring Holdings................            3,400         78,846
  + Enzo Biochem.........................            9,692        208,561
  + Enzon Pharmaceuticals................            9,700        121,444
  + Forest Laboratories..................           16,700        914,325
  + Genentech............................            8,800        634,656
  + Genta................................           11,000        146,520

                                Managed Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    HEALTHCARE & PHARMACEUTICALS (CONTINUED)
    Guidant..............................           28,600   $  1,269,554
    HCA..................................           72,300      2,316,492
  + HealthTronics Surgical Service.......           17,900        161,100
    Hooper Holmes........................           13,500         86,940
    ICN Pharmaceuticals..................           15,300        256,428
  + IDEC Pharmaceuticals.................           39,300      1,336,200
  + Idexx Laboratories...................            6,400        215,552
  + Immunogen............................           24,000        102,480
  + Impath...............................            5,900         83,426
  + Inamed...............................            1,800         96,642
    Johnson & Johnson....................          126,400      6,534,880
  + LabOne...............................            8,500        183,260
  + LifePoint Hospitals..................           10,000        209,400
  + Ligand Pharmaceuticals-Class B.......           11,000        149,490
    Lilly (Eli)..........................            9,400        648,318
    McKesson.............................           13,700        489,638
  + Medarex..............................            9,100         59,969
    Mentor...............................            3,000         58,140
    Merck & Company......................           94,500      5,721,975
  + Noven Pharmaceuticals................            9,300         95,232
  + NPS Pharmaceuticals..................            4,300        104,662
  + Ocular Sciences......................           10,300        204,455
  + OSI Pharmaceuticals..................            2,600         83,746
    Pfizer...............................          320,920     10,959,418
    PolyMedica...........................            4,100        187,739
  + Priority Healthcare-Class B..........           13,800        255,990
  + Res-Care.............................           30,400        138,928
    Schering-Plough......................          108,000      2,008,800
  + Serologicals.........................           16,700        227,621
  + Sola International...................           13,100        227,940
  + Steris...............................           42,100        972,089
  + Techne...............................            4,000        121,360
  + Tenet Healthcare.....................           88,200      1,027,530
  + Trimeris.............................            1,800         82,224
    UnitedHealth Group...................           48,400      2,432,100
  + Vertex Pharmaceuticals...............            5,800         84,680
  + Viasys Healthcare....................            5,900        122,130
    Vital Signs..........................            5,200        134,992
    West Pharmaceutical Services.........           10,700        262,150
                                                             ------------
                                                               54,507,209
                                                             ------------
    INDUSTRIAL MACHINERY-0.65%
    Alamo Group..........................           14,000        171,080
    Applied Industrial Technologies......           10,300        217,330
    Crane................................           14,400        325,872
    Deere & Company .....................           11,800        539,260
  + Dionex...............................            6,100        242,475
  + Flowserve............................            3,400         66,878
    Lincoln Electric Holdings............            8,200        167,362
    Manitowoc............................            5,900        131,570
    Pentair..............................           23,000        898,380
    Roper Industries.....................            3,800        141,360
    Steward & Stevenson..................           17,500        275,625

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    INDUSTRIAL MACHINERY (CONTINUED)
    Tecumseh Products-Class A............            5,200   $    199,212
    Timken...............................           11,800        206,618
                                                             ------------
                                                                3,583,022
                                                             ------------
    INSURANCE-2.72%
    AFLAC................................           28,700        882,525
    Allstate.............................           49,000      1,746,850
    American International Group.........           73,600      4,061,248
    AmerUs Group.........................            6,400        180,416
    FBL Financial Group-Class A..........            8,400        169,260
    Kansas City Life Insurance...........            5,700        244,188
    Marsh & McLennan.....................           19,800      1,011,186
    MetLife..............................           59,500      1,685,040
    Nationwide Financial Services-Class
     A...................................           29,800        968,500
    Old Republic International...........           23,300        798,491
    Principal Financial Group............           23,300        751,425
    Prudential Financial.................           42,600      1,433,490
    RLI..................................            9,600        315,840
    Safety Insurance.....................            4,400         64,636
  + Triad Guaranty.......................            7,100        269,445
  + USI Holdings.........................           11,200        131,712
    Vesta Insurance Group................           84,700        194,810
                                                             ------------
                                                               14,909,062
                                                             ------------
    LEISURE, LODGING & ENTERTAINMENT-0.65%
  + Argosy Gaming........................            9,200        192,372
    Callaway Golf........................            4,700         62,134
    Eastman Kodak........................           82,700      2,261,845
  + Gaylord Entertainment................           12,600        246,582
  + Harrah's Entertainment...............            7,300        293,752
  + Johnson Outdoors-Class A.............           14,200        193,830
  + Multimedia Games.....................            7,200        183,600
    Nautilus Group.......................           12,700        157,480
                                                             ------------
                                                                3,591,595
                                                             ------------
    METALS & MINING-0.21%
    Allegheny Technologies...............           25,100        165,660
    Barnes Group.........................           11,300        245,888
    Century Aluminum.....................           15,800        111,074
    Commercial Metals....................           12,800        227,712
    Lawson Products......................            9,100        250,605
    NN...................................           11,600        146,856
                                                             ------------
                                                                1,147,795
                                                             ------------
    MUTUAL FUND-1.24%
    S&P 500 Depositary Receipt...........           69,500      6,792,235
                                                             ------------
                                                                6,792,235
                                                             ------------
    PACKAGING & CONTAINERS-0.28%
    Chesapeake...........................            9,100        198,835
  + Crown Holdings.......................           19,600        139,944
  + Pactiv...............................           32,300        636,633
    Sonoco Products......................           23,600        566,872
                                                             ------------
                                                                1,542,284
                                                             ------------

                                Managed Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    PAPER & FOREST PRODUCTS-0.27%
    International Paper..................           26,800   $    957,564
    Potlatch.............................            6,800        175,100
    Schweitzer-Mauduit International.....            5,400        130,356
    Wausau-Mosinee Paper.................           18,000        201,600
                                                             ------------
                                                                1,464,620
                                                             ------------
    REAL ESTATE-0.36%
    Brandywine Realty Trust..............            9,800        241,276
    Equity Inns..........................           30,900        213,210
    Glimcher Realty Trust................           11,800        264,320
    HRPT Properties Trust................           20,700        190,440
    National Health Investors............           13,300        245,252
    Nationwide Health Properties.........            8,000        127,440
    Prentiss Properties Trust............            4,300        128,957
    Senior Housing Properties Trust......           12,900        174,924
    Shurgard Storage Centers Class A.....            6,600        218,328
    SL Green Realty......................            4,700        163,983
                                                             ------------
                                                                1,968,130
                                                             ------------
    RETAIL-4.16%
  + American Eagle Outfitters............            8,600        155,832
  + AnnTaylor Stores.....................            7,800        225,810
  + Bed Bath & Beyond....................           30,100      1,168,181
  + Best Buy.............................           35,500      1,559,160
  + BJ's Wholesale Club..................            8,900        134,034
    BOB Evans Farms......................            6,200        171,306
    Claire's Stores......................            8,600        218,096
    CVS..................................           39,500      1,107,185
  + Fossil...............................            9,925        233,833
    Friedman's...........................           17,000        193,290
    Home Depot...........................          114,300      3,785,616
  + Kohl's...............................           47,000      2,414,860
    Movado Group.........................            7,700        167,475
  + Office Depot.........................           71,200      1,033,112
  + Pacific Sunwear Of California........            7,100        171,039
  + Papa John's International............            7,800        218,790
 ++ Penney (J.C.)........................          107,200      1,806,320
    Regis................................            6,600        191,730
    Ross Stores..........................           24,700      1,055,678
    Russ Berrie..........................            7,600        277,476
  + Saks.................................           60,900        590,730
  + School Specialty.....................            5,100        145,146
  + ShopKo Stores........................           13,900        180,700
    Tupperware...........................           23,100        331,716
    VF...................................           23,800        810,390
    Wal-Mart Stores......................           48,200      2,586,894
    World Fuel Services..................            9,000        221,310
  + Yum Brands...........................           56,800      1,679,008
                                                             ------------
                                                               22,834,717
                                                             ------------
    SEMICONDUCTORS-2.15%
  + Analog Devices.......................           32,900      1,145,578
  + Applied Materials....................           33,700        534,482
  + Asyst Technologies...................           30,300        202,707
    Intel................................          325,300      6,761,035
    Linear Technology....................           22,800        734,388

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    SEMICONDUCTORS (CONTINUED)
  + Monolithic System Technology.........           26,900   $    243,714
  + Semtech..............................           12,400        176,576
    Texas Instruments....................          114,600      2,016,960
                                                             ------------
                                                               11,815,440
                                                             ------------
    TELECOMMUNICATIONS-3.22%
  + AT&T Wireless Services...............          138,700      1,138,727
    BellSouth............................           59,700      1,589,811
  + Boston Communications Group..........           10,200        174,726
  + CIENA................................          125,700        652,383
  + Cincinnati Bell......................           22,300        149,410
  + Cisco Systems........................          258,000      4,280,220
  + EMS Technologies.....................           15,100        197,508
  + Extreme Networks.....................           16,500         87,450
  + Newport..............................           13,300        196,840
  + Plantronics..........................           11,900        257,873
  + Powerwave Technologies...............            9,100         57,057
    QUALCOMM.............................           86,100      3,078,075
  + RF Micro Devices.....................           35,700        214,914
    SBC Communications...................          157,600      4,026,680
  + Spectralink..........................           19,800        195,624
  + Terayon..............................           30,900         84,357
    Verizon Communications...............           33,400      1,317,630
                                                             ------------
                                                               17,699,285
                                                             ------------
    TEXTILES, APPAREL & FURNITURE-0.71%
    Angelica.............................           10,000        169,500
  + Coach................................           19,700        979,878
    Hillenbrand Industries...............           14,300        721,435
    Kellwood.............................            7,000        221,410
    La-Z-Boy.............................            6,700        149,946
    NIKE.................................           14,400        770,256
    Phillips-Van Heusen..................            9,200        125,396
  + Quiksilver...........................           13,500        222,615
  + Steven Madden........................            8,200        179,088
    Stride Rite..........................           15,600        153,816
    Unifirst.............................            7,800        170,820
  + Warnaco Group-Class A................            2,400         32,280
                                                             ------------
                                                                3,896,440
                                                             ------------
    TRANSPORTATION & SHIPPING-0.79%
    Alexander & Baldwin..................           10,000        265,300
    Arkansas Best........................            7,200        171,288
  + Continental Airlines-Class B.........           13,100        196,107
    CSX..................................           50,200      1,510,518
  + ExpressJet Holdings..................           11,800        178,180
  + Genesee & Wyoming-Class A............            6,800        139,876
    Hughes Supply........................            5,700        197,790
    Interpool............................           16,600        272,572
  + Landstar Systems.....................            3,900        245,115
  + Northwest Airlines-Class A...........            6,000         67,740
  + Offshore Logistics...................            9,700        210,975
    Overseas Shipholding Group...........            9,400        206,894
    Owens & Minor........................           11,900        265,965

                                Managed Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    TRANSPORTATION & SHIPPING (CONTINUED)
  + Pacer International..................            3,500   $     66,010
    USF..................................            6,100        164,517
    Watsco...............................           11,100        183,816
                                                             ------------
                                                                4,342,663
                                                             ------------
    UTILITIES-0.99%
  + Allegheny Energy.....................           23,600        199,420
    American Electric Power..............           20,100        599,583
    Black Hills..........................            6,300        193,410
    Cascade Natural Gas..................            7,400        141,340
    Cleco................................           11,300        195,716
    Duke Energy..........................           46,900        935,655
    FirstEnergy..........................           25,900        995,855
    Great Plains Energy..................            6,900        199,272
    Middlesex Water......................            6,750        166,320
    Oneok................................           37,600        738,088
    Otter Tail...........................            7,700        207,746
    TXU..................................           28,900        648,805
    UGI..................................            7,000        221,900
                                                             ------------
                                                                5,443,110
                                                             ------------
    TOTAL COMMON STOCK
     (COST $313,420,085).................                     364,416,311
                                                             ------------
                                                PRINCIPAL
                                                  AMOUNT
    CORPORATE BONDS-14.33%
    AUTOMOBILES & AUTOMOTIVE PARTS-0.40%
    Ford Motor 7.45% 7/16/31.............       $1,900,000      1,745,352
    General Motors 7.125% 7/15/13........          460,000        458,192
                                                             ------------
                                                                2,203,544
                                                             ------------
    BANKING & FINANCE-4.02%
 ++ Air 2 US 144A
     8.027% 10/1/19......................          249,698        167,460
    America Express
     3.00% 5/16/08.......................          175,000        176,405
    Banc One
     2.625% 6/30/08......................          470,000        462,606
    Bear Stearns Company
     4.00% 1/31/08.......................          755,000        790,582
     4.65% 7/2/18........................          690,000        673,452
    Capital One Bank
     4.875% 5/15/08......................          460,000        469,939
    Citigroup
     5.625% 8/27/12......................          590,000        651,202
     5.875% 2/22/33......................          410,000        432,632
    Countrywide Home
     1.76% 6/2/06........................        1,145,000      1,148,843
    Credit Suisse First Boston USA
     4.625% 1/15/08......................          655,000        700,175
 ++ ERAC USA Finance 144A
     7.35% 6/15/08.......................        1,570,000      1,839,296
    Ford Motor Credit
     5.80% 1/12/09.......................          335,000        333,331

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
    CORPORATE BONDS (CONTINUED)
    BANKING & FINANCE (CONTINUED)
    Franklin Reserve
     3.70% 4/15/08.......................       $  315,000   $    322,699
    General Electric Capital
     5.45% 1/15/13.......................          680,000        737,916
    General Motors Acceptance
     4.50% 7/15/06.......................          355,000        356,942
     6.75% 1/15/06.......................          345,000        366,480
     7.25% 3/2/11........................          370,000        380,213
     8.00% 11/1/31.......................          740,000        728,066
    Goldman Sachs
     5.25% 4/1/13........................          400,000        427,325
     6.125% 2/15/33......................          540,000        581,131
 ++ ING Bank 144A
     5.125% 5/1/15.......................        1,260,000      1,322,240
    International Lease Finance
     5.875% 5/1/13.......................          295,000        318,189
    Merrill Lynch
     3.70% 4/21/08.......................          365,000        377,325
    Morgan Stanley
     5.30% 3/1/13........................        1,450,000      1,544,047
    National Rural Utilities
     3.875% 2/15/08......................          710,000        740,379
 ++ Nordea Bank Sweden 144A
     5.25% 11/30/12......................        1,320,000      1,431,025
    Popular NA
     4.25% 4/1/08........................          480,000        500,060
    Regions Financial
     6.375% 5/15/12......................        1,700,000      1,969,208
    Stilwell Financial
     7.00% 11/1/06.......................          310,000        341,861
 ++ United Overseas 144A
     4.50% 7/2/13........................          680,000        677,069
    Westpac Banking
     4.625% 6/1/18.......................          700,000        696,972
 ++ Wilmington Trust 144A
     4.875% 4/15/13......................          350,000        359,231
                                                             ------------
                                                               22,024,301
                                                             ------------
    BUILDING & MATERIALS-0.09%
 ++ Lone Star Industries 144A
     8.85% 6/15/05.......................           20,000         20,900
    York International
     6.625% 8/15/06......................          440,000        475,564
                                                             ------------
                                                                  496,464
                                                             ------------
    BUSINESS SERVICES-0.21%
    Cendant
     7.375% 1/15/13......................          655,000        772,900
    Corrections Corporation of America
     7.50% 5/1/11........................          170,000        178,500
    PHH
     7.125% 3/1/13.......................          170,000        193,344
                                                             ------------
                                                                1,144,744
                                                             ------------

                                Managed Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
    CORPORATE BONDS (CONTINUED)
    CABLE, MEDIA & PUBLISHING-1.09%
    AOL Time Warner
     7.70% 5/1/32........................       $  830,000   $    972,657
    Comcast
     7.05% 3/15/33.......................          560,000        624,427
    Liberty Media
     8.25% 2/1/30........................          975,000      1,129,326
    Lodgenet Entertainment
     9.50% 6/15/13.......................          290,000        298,700
    Thomson Multimedia
     5.75% 2/1/08........................          680,000        764,863
    Time Warner
     8.18% 8/15/07.......................          375,000        440,069
    USA Interactive
     7.00% 1/15/13.......................          860,000        992,318
    USA Networks
     6.75% 11/15/05......................          565,000        616,297
    Vertis
     10.875% 6/15/09.....................           65,000         65,325
 ++ Vertis 144A
     9.75% 4/1/09........................           85,000         88,825
                                                             ------------
                                                                5,992,807
                                                             ------------
    CHEMICALS-0.19%
    Engelhard
     4.25% 5/15/13.......................          590,000        595,424
    Valspar
     6.00% 5/1/07........................          395,000        429,867
                                                             ------------
                                                                1,025,291
                                                             ------------
    COMPUTERS & TECHNOLOGY-0.16%
 ++ Amkor Technologies 144A
     7.75% 5/15/13.......................          485,000        463,175
 ++ Electric Data Systems 144A
     6.00% 8/1/13........................          425,000        415,258
                                                             ------------
                                                                  878,433
                                                             ------------
    CONSUMER PRODUCTS-0.11%
 ++ Fortune Brands 144A
     7.125% 11/1/04......................          575,000        617,720
                                                             ------------
                                                                  617,720
                                                             ------------
    ELECTRONICS & ELECTRICAL EQUIPMENT-0.00%
    Johnson Controls
     5.00% 11/15/06......................            5,000          5,410
                                                             ------------
                                                                    5,410
                                                             ------------
    ENERGY-1.80%
 ++ Alliance Pipeline US 144A
     4.591% 12/31/25.....................          535,000        533,455
    Amerada Hess
     7.30% 8/15/31.......................          480,000        556,586
    Duke Capital
     7.50% 10/1/09.......................          725,000        830,486
    Empresa Nacional de Petroleo
     6.75% 11/15/12......................          870,000        984,807
 ++ Enterprise Products 144A
     6.875% 3/1/33.......................          645,000        732,998

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
    CORPORATE BONDS (CONTINUED)
    ENERGY (CONTINUED)
 ++ Kern River Funding 144A
     4.893% 4/30/18......................       $  285,000   $    294,171
    Kinder Morgan Energy
     8.00% 3/15/05.......................          125,000        137,802
    Marathon Oil
     9.125% 1/15/13......................          325,000        429,604
     9.375% 2/15/12......................          660,000        876,549
    Nabors Industries
     5.375% 8/15/12......................          880,000        957,260
    North Border Pipeline
     6.25% 5/1/07........................          385,000        421,680
    Tennessee Gas
     8.375% 6/15/32......................        1,140,000      1,245,449
 ++ Tesoro Petroleum 144A
     8.00% 4/15/08.......................          480,000        494,400
    Transocean Sedco Forex
     6.75% 4/15/05.......................          570,000        615,866
    Valero Energy
     6.125% 4/15/07......................          205,000        225,630
 ++ Valero Logistics 144A
     6.05% 3/15/13.......................          535,000        566,849
                                                             ------------
                                                                9,903,592
                                                             ------------
    FOOD, BEVERAGE & TOBACCO-0.41%
    Diageo Capital
     3.375% 3/20/08......................          395,000        404,153
    DiGiorgio
     10.00% 6/15/07......................          225,000        224,156
    Kraft Foods
     6.25% 6/1/12........................          445,000        504,250
    UST
     6.625% 7/15/12......................          725,000        840,937
     8.80% 3/15/05.......................          240,000        263,474
                                                             ------------
                                                                2,236,970
                                                             ------------
    HEALTHCARE & PHARMACEUTICALS-0.17%
    Merck & Company
     4.375% 2/15/13......................          905,000        938,680
                                                             ------------
                                                                  938,680
                                                             ------------
    INSURANCE-0.88%
    Aegon NV
     4.75% 6/1/13........................          470,000        476,435
    AON
     7.375% 12/14/12.....................          535,000        646,499
 ++ ASIF Global Financing 144A
     4.90% 1/17/13.......................          695,000        725,110
 ++ Farmers Insurance 144A
     8.625% 5/1/24.......................          830,000        811,555
 ++ Massachusetts Mutual Life 144A
     5.625% 5/15/33......................          750,000        767,508
 ++ New York Life 144A
     5.875% 5/15/33......................          445,000        468,702

                                Managed Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
    CORPORATE BONDS (CONTINUED)
    INSURANCE (CONTINUED)
    Prudential Financial
     3.75% 5/1/08........................       $  150,000   $    154,640
 ++ Zurich Capital Trust 144A
     8.376% 6/1/37.......................          730,000        804,568
                                                             ------------
                                                                4,855,017
                                                             ------------
    METALS & MINING-0.03%
    Newmont Gold
     8.91% 1/5/09........................           87,035        100,707
    US Steel
     9.75% 5/15/10.......................           75,000         76,500
                                                             ------------
                                                                  177,207
                                                             ------------
    PACKAGING & CONTAINERS-0.15%
    Portola Packaging
     10.75% 10/1/05......................          105,000        106,050
 ++ Sealed Air Corporate 144A
     5.625% 7/15/13......................          285,000        288,038
     6.875% 7/15/33......................          445,000        455,289
                                                             ------------
                                                                  849,377
                                                             ------------
    PAPER & FOREST PRODUCTS-0.06%
 ++ Bowater 144A
     6.50% 6/15/13.......................          355,000        337,429
                                                             ------------
                                                                  337,429
                                                             ------------
    RETAIL-0.49%
    Kohls
     7.25% 6/1/29........................          380,000        476,492
    Lowes Companies
     7.50% 12/15/05......................          505,000        574,159
    Wendy's International
     6.25% 11/15/11......................          750,000        854,358
     6.35% 12/15/05......................          710,000        769,735
                                                             ------------
                                                                2,674,744
                                                             ------------
    SUPRANATIONAL BANK-0.07%
    Corporate Andina de Fomento
     5.20% 5/21/13.......................          380,000        385,849
                                                             ------------
                                                                  385,849
                                                             ------------
    TELECOMMUNICATIONS-1.23%
    AT&T
     7.00% 11/15/06......................          940,000      1,046,424
     8.00% 11/15/31......................          435,000        494,957
    Citizens Communications
     6.375% 8/15/04......................          810,000        846,746
 ++ Singapore Telecommunications 144A
     7.375% 12/1/31......................        1,335,000      1,636,812
    Sprint Capital
     6.375% 5/1/09.......................          270,000        295,750
     7.625% 1/30/11......................           80,000         91,476
     8.75% 3/15/32.......................          705,000        846,888

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
    CORPORATE BONDS (CONTINUED)
    TELECOMMUNICATIONS (CONTINUED)
    Verizon Virginia
     4.625% 3/15/13......................       $1,040,000   $  1,070,678
    Verizon Wireless
     5.375% 12/15/06.....................          385,000        423,265
                                                             ------------
                                                                6,752,996
                                                             ------------
    TEXTILES, APPAREL & FURNITURE-0.02%
*++ J Crew Intermediate LLC 144A
     16.00% 5/15/08......................          168,710         98,906
                                                             ------------
                                                                   98,906
                                                             ------------
    TRANSPORTATION & SHIPPING-0.28%
    American Airlines
     6.817% 5/23/11......................          845,000        720,193
    Continental Airlines
     7.033% 6/15/11......................          463,864        367,529
    Delta Air Lines
     7.299% 9/18/06......................          540,000        459,104
                                                             ------------
                                                                1,546,826
                                                             ------------
    UTILITIES-2.47%
    Avista
     7.75% 1/1/07........................          395,000        440,637
     9.75% 6/1/08........................          335,000        390,275
    Carolina Power & Light
     6.50% 7/15/12.......................          435,000        504,063
 ++ CenterPoint Energy 144A
     6.85% 6/1/15........................          415,000        416,464
 ++ CenterPoint Energy Resources 144A
     7.875% 4/1/13.......................          940,000      1,083,120
    Consolidated Edison Company of New
     York
     5.10% 6/15/33.......................          420,000        401,082
    Consumers Energy
     6.00% 3/15/05.......................          590,000        626,820
    Detroit Edison
     5.05% 10/1/05.......................          530,000        566,235
    FPL Group Capital
     3.25% 4/11/06.......................          855,000        878,067
    Hydro Quebec
     6.30% 5/11/11.......................          655,000        772,094
 ++ Illinois Power 144A
     11.50% 12/15/10.....................          225,000        258,188
    Nevada Power
     10.875% 10/15/09....................          145,000        163,125
    Nisource Finance
     7.50% 11/15/03......................          300,000        305,649
    Peco Energy
     3.50% 5/1/08........................          780,000        802,986
 ++ Power Contract 144A
     5.20% 2/1/06........................          555,000        558,797
     6.256% 2/1/10.......................          895,000        905,453
    PSEG Energy Holdings
     8.625% 2/15/08......................          440,000        473,543

                                Managed Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
    CORPORATE BONDS (CONTINUED)
    UTILITIES (CONTINUED)
 ++ PSEG Energy Holdings 144A
     7.75% 4/16/07.......................       $  955,000   $  1,010,905
    SCANA
     7.44% 10/19/04......................          500,000        535,643
    Sempra Energy
     6.925% 7/1/04.......................          530,000        556,025
    Southern Capital
     5.30% 2/1/07........................          610,000        659,484
    Teco Energy
     7.20% 5/1/11........................          280,000        278,950
 ++ TXU Energy 144A
     7.00% 3/15/13.......................          825,000        915,013
                                                             ------------
                                                               13,502,618
                                                             ------------
    TOTAL CORPORATE BONDS (COST
     $73,685,763)........................                      78,648,925
                                                             ------------
    COMMERCIAL PAPER-7.50%
    Citigroup Global Markets Holdings
     1.23% 8/13/03.......................        3,000,000      2,995,592
    Eiffel Funding
     1.32% 7/1/03........................       11,200,000     11,200,000
    General Electric Company State
     1.243% 7/14/03......................        7,000,000      6,996,866
    Moat Funding
     1.074% 10/8/03......................        4,000,000      3,988,780
    Three Pillars Funding Corporate
     1.071% 7/17/03......................       10,000,000      9,995,244
    Toronto Dominion Holdings
     0.92% 8/18/03.......................        6,000,000      5,992,640
                                                             ------------
    TOTAL COMMERCIAL PAPER (COST
     $41,168,572)........................                      41,169,122
                                                             ------------
    AGENCY MORTGAGE-BACKED SECURITIES-3.83%
    Fannie Mae
     4.50% 7/1/18 TBA....................        3,175,000      3,239,492
     4.50% 8/1/18 TBA....................        1,955,000      1,988,602
     4.50% 8/1/33 TBA....................          390,000        386,100
     5.00% 7/1/18 TBA....................          475,000        490,586
     5.00% 7/1/18 TBA....................        6,135,000      6,338,222
     5.00% 7/1/33 TBA....................        6,645,000      6,752,980
     5.00% 9/1/33 TBA....................          415,000        418,372
     6.00% 4/1/17........................          835,801        872,629
     6.50% 3/1/17........................          199,207        210,225
    GNMA
     7.50% 5/15/32.......................          317,367        337,302
                                                             ------------
    TOTAL AGENCY MORTGAGE-BACKED
     SECURITIES (COST $21,089,813).......                      21,034,510
                                                             ------------
    U.S. TREASURY OBLIGATIONS-3.54%
    U.S. Treasury Bond
     5.375% 2/15/31......................        6,465,000      7,281,969
    U.S. Treasury Inflation Index Notes
     3.00% 7/15/12.......................        1,589,599      1,752,285
     3.375% 4/15/32......................        1,599,832      1,937,297
     3.625% 1/15/08......................        2,474,476      2,776,827

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
    U.S. TREASURY OBLIGATIONS (CONTINUED)
    U.S. Treasury Notes
     1.25% 5/31/05.......................       $  345,000   $    344,906
     2.625% 5/15/08......................          255,000        257,411
     3.625% 5/15/13......................        3,160,000      3,185,678
  = U.S. Treasury Strip-Tiger
     3.515% 11/15/09.....................        2,345,000      1,919,127
                                                             ------------
    TOTAL U.S. TREASURY OBLIGATIONS (COST
     $18,277,411)........................                      19,455,500
                                                             ------------
    AGENCY OBLIGATIONS-3.34%
    Fannie Mae
     2.875% 5/19/08......................          900,000        903,969
     4.375% 10/15/06.....................        2,480,000      2,674,194
     4.375% 3/15/13......................          765,000        798,238
    Federal Home Loan Bank
     2.50% 3/15/06.......................        3,275,000      3,344,119
    Freddie Mac
     3.25% 11/15/04......................        6,840,000      7,029,591
     3.50% 9/15/07.......................        2,140,000      2,239,390
     6.25% 7/15/32.......................        1,135,000      1,340,323
                                                             ------------
    TOTAL AGENCY OBLIGATIONS (COST
     $18,179,281)........................                      18,329,824
                                                             ------------
    COMMERCIAL MORTGAGE-BACKED SECURITIES-1.48%
 ++ ARC Net Interest Margin Trust
     Series 144A 2002-5A Class A
     7.75% 7/27/32.......................           78,115         77,334
    Bank of America Mortgage Securities
     Series 03-D 1A1
     3.428% 5/25/33......................          438,680        443,958
    Bank of America Mortgage Securities
     Series 03-D 1A2
     3.428% 5/25/33......................          163,902        163,416
    Commercial Mortgage
     Series 00-C1 A1
     7.206% 9/15/08......................        2,415,645      2,689,517
    Countrywide Alternative Loan Trust
     Series 02-7 CB11
     6.75% 8/25/32.......................          584,940        597,428
    CS First Boston Securities
     Series 02-10 2A1
     7.50% 5/25/32.......................          552,674        580,535
    CS First Boston Securities
     Series 02-34 1A1
     7.50% 12/25/32......................          884,307        919,453
    Impac Secured Assets Community Owner
     Trust
     Series 01-4 A3
     6.38% 4/25/24.......................           27,406         27,416
 ++ Merrill Lynch Mortgage Trust 144A
     Series 2002-MW1 J
     5.695% 7/12/34......................          275,000        227,480
 ++ Prudential Series 1998-C1 144A
     7.388% 5/15/13......................          460,000        391,018

                                Managed Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
    COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
 ++ Salomon Brothers Mortgage Securities
     Series 144A 1999-C1 J
     7.00% 5/18/32.......................       $  380,000   $    296,324
    Washington Mutual
     Series 03-AR4 A7
     3.95% 5/25/33.......................          766,346        781,194
    Washington Mutual
     Series 03-S1 A1
     5.00% 4/25/33.......................          883,088        910,822
                                                             ------------
    TOTAL COMMERCIAL MORTGAGE-BACKED
     SECURITIES (COST $7,775,944)........                       8,105,895
                                                             ------------
    ASSET-BACKED SECURITIES-1.11%
    Ameriquest Mortgage Securities Series
     2002-1 M4
     3.52% 5/25/32.......................          600,000        505,080
    Capital One Multi-Asset Execution
     Trust Series 03-C2 C2
     4.32% 4/15/09.......................          265,000        266,060
    Citibank Credit Card Issuance Trust
     Series 03-A6 A6
     2.90% 5/17/10.......................          505,000        507,604
    Freddie Mac Structure Pass Through
     Securities
     Series T-50 A3
     2.182% 9/27/07......................          560,000        561,488
 ++ GSAMP Trust
     Series 144A 02-WFN
     8.25% 10/20/32......................          200,909        200,391
    MBNA Credit Card Master Note Trust
     Series 01-C3 C3
     6.55% 12/15/08......................          480,000        523,384
    Mid-State Trust Series 11 A1
     4.864% 7/15/38......................          205,000        204,994
 ++ Novastar Caps Trust 144A Series
     2002-C1 A
     7.15% 10/25/31......................          160,071        160,071
 ++ Option One Mortgage Securities 144A
     Series 2002-2A Cfts
     8.83% 6/26/32.......................          108,332        108,332
    Peoplefirst.com Auto Receivables
     Owner Trust
     Series 00-2 A4
     6.43% 9/15/07.......................        1,149,491      1,164,381
 ++ Sharp
     Series 144A 02-HE2N N
     9.50% 10/25/32......................          214,331        214,867
 ++ Sierra Receivables Funding 144A
     Series 2003-1A A
     3.09% 1/15/14.......................          458,485        458,175

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
    ASSET-BACKED SECURITIES (CONTINUED)
 ++ Sky Financial Medical 144A Series
     2001-B
     5.55% 7/15/12.......................       $1,028,790   $  1,059,332
 ++ South Street 144A Series 1999-1A
     A1
     7.16% 7/1/11........................          200,000        179,014
                                                             ------------
    TOTAL ASSET-BACKED SECURITIES (COST
     $6,134,740).........................                       6,113,173
                                                             ------------
    AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-0.73%
    Fannie Mae
     Series 02-70 QD
     5.50% 6/25/26.......................          320,000        329,165
     Series 03-W1 1A1
     6.50% 12/25/42......................          986,629      1,062,785
    Freddie Mac Series 2346 PC
     6.50% 12/15/13......................          895,774        906,979
    GNMA
     Series 02-61 BA
     4.648% 3/16/26......................          460,000        481,847
     Series 02-62 B
     4.763% 1/16/25......................          460,000        490,020
     Series 03-5 B
     4.486% 10/16/25.....................          715,000        747,843
                                                             ------------
    TOTAL AGENCY COLLATERALIZED MORTGAGE
     OBLIGATIONS (COST $3,918,291).......                       4,018,639
                                                             ------------
    MUNICIPAL BONDS-0.65%
    California State
     5.00% 2/1/33........................        1,295,000      1,280,146
    Forsyth Montana Pollution Control
     Revenue
     5.20% 5/1/33........................          340,000        348,480
    Illinois State Taxable Pension
     5.10% 6/12/33.......................        1,485,000      1,468,442
    Long Island Power Authority Series A
     5.00% 6/1/08........................          415,000        455,637
                                                             ------------
    TOTAL MUNICIPAL BONDS (COST
     $3,573,283).........................                       3,552,705
                                                             ------------
                                                NUMBER OF
                                                  SHARES
    PREFERRED STOCK-0.23%
 ++ Centaur Funding 144A 9.08%...........            1,070      1,289,350
                                                             ------------
    TOTAL PREFERRED STOCK (COST
     $1,083,256).........................                       1,289,350
                                                             ------------
    LIMITED PARTNERSHIP-0.04%
    Williams Energy Partners.............            4,100        194,176
                                                             ------------
    TOTAL LIMITED PARTNERSHIP (COST
     $141,471)...........................                         194,176
                                                             ------------
    WARRANTS-0.00%
  + Solutia..............................            1,465             15
                                                             ------------
    TOTAL WARRANTS (COST $124,625).......                              15
                                                             ------------

                                Managed Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-103.16% (COST
 $508,572,535)..............................................  $566,328,145
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(3.16%).....   (17,324,083)
                                                              ------------
NET ASSETS-100.00% (EQUIVALENT TO $13.146 PER SHARE BASED ON
 41,760,590 SHARES ISSUED AND OUTSTANDING)..................  $549,004,062
                                                              ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $571,160,172
Undistributed net investment income.........................     5,685,561
Accumulated net realized loss on investments................   (85,597,281)
Net unrealized appreciation of investments..................    57,755,610
                                                              ------------
Total net assets............................................  $549,004,062
                                                              ============

------------------
 +Non-income producing security for the period ended June 30, 2003. ++Securities exempt from registration under 144A of the Securities Act of 1933.
  See Note #6 in "Notes to Financial Statements."

 =Zero Coupon Bond. The interest rate shown is the yield at the time of purchase.

 *Step coupon bond.

GNMA-Government National Mortgage Association

TBA-To be announced

                             See accompanying notes

                                Managed Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MANAGED FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)

ASSETS:
Investments at market (cost $508,572,535)............  $566,328,145
Receivable for securities sold.......................    33,389,074
Dividends and interest receivable....................     1,932,491
Cash.................................................       144,277
                                                       ------------
Total assets.........................................   601,793,987
                                                       ------------

LIABILITIES:
Payable for securities purchased.....................    52,497,038
Accrued expenses.....................................       292,887
                                                       ------------
Total liabilities....................................    52,789,925
                                                       ------------
Total net assets.....................................  $549,004,062
                                                       ============

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest.............................................  $ 3,895,367
Dividends............................................    2,770,482
                                                       -----------
                                                         6,665,849
                                                       -----------
EXPENSES:
Management fees......................................    1,051,371
Accounting and administration expenses...............      117,354
Professional fees....................................       54,291
Reports and statements to shareholders...............       53,367
Custodian fees.......................................       20,544
Trustees' fees.......................................        2,586
Other................................................       18,484
                                                       -----------
                                                         1,317,997
Less expense paid indirectly.........................         (705)
                                                       -----------
Total expenses.......................................    1,317,292
                                                       -----------
NET INVESTMENT INCOME................................    5,348,557
                                                       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
Net realized loss on investments.....................      (74,284)
Net change in unrealized appreciation/depreciation of
 investments.........................................   49,311,039
                                                       -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS......   49,236,755
                                                       -----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..........................................  $54,585,312
                                                       ===========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MANAGED FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                            SIX MONTHS
                                              ENDED
                                             6/30/03       YEAR ENDED
                                           (UNAUDITED)      12/31/02
                                           ------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income....................  $  5,348,557   $  16,223,585
Net realized loss on investments.........       (74,284)    (48,642,662)
Net change in unrealized
 appreciation/depreciation of
 investments.............................    49,311,039     (40,794,990)
                                           ------------   -------------
Net increase (decrease) in net assets
 resulting from operations...............    54,585,312     (73,214,067)
                                           ------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class..........................    (1,693,529)    (18,182,920)
                                           ------------   -------------
                                             (1,693,529)    (18,182,920)
                                           ------------   -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..........................     2,446,411       3,466,563
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class..........................     1,693,529      18,182,920
                                           ------------   -------------
                                              4,139,940      21,649,483
                                           ------------   -------------
Cost of shares repurchased:
 Standard Class..........................   (32,854,275)    (96,107,974)
                                           ------------   -------------
                                            (32,854,275)    (96,107,974)
                                           ------------   -------------
Decrease in net assets derived from
 capital share transactions..............   (28,714,335)    (74,458,491)
                                           ------------   -------------
NET INCREASE (DECREASE) IN
 NET ASSETS..............................    24,177,448    (165,855,478)
NET ASSETS:
Beginning of period......................   524,826,614     690,682,092
                                           ------------   -------------
End of period............................  $549,004,062   $ 524,826,614
                                           ============   =============

                             See accompanying notes

                                Managed Fund- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    MANAGED FUND STANDARD CLASS
                                   SIX MONTHS
                                      ENDED
                                   6/30/03(1)                                         YEAR ENDED
                                   (UNAUDITED)        12/31/02        12/31/01(2)        12/31/00        12/31/99        12/31/98
                                   ----------------------------------------------------------------------------------------------
Net asset value, beginning of
 period..........................   $ 11.881          $ 13.825         $ 16.918          $ 18.910        $ 18.971        $ 19.304

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3).........      0.126             0.347            0.443             0.628           0.622           0.599
Net realized and unrealized gain
 (loss) on investments...........      1.179            (1.878)          (0.631)           (0.865)          0.767           1.632
                                    --------          --------         --------          --------        --------        --------
Total from investment
 operations......................      1.305            (1.531)          (0.188)           (0.237)          1.389           2.231
                                    --------          --------         --------          --------        --------        --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income............     (0.040)           (0.413)          (0.464)           (0.660)         (0.552)         (1.162)
Net realized gain on
 investments.....................          -                 -           (2.441)           (1.095)         (0.898)         (1.402)
                                    --------          --------         --------          --------        --------        --------
Total dividends and
 distributions...................     (0.040)           (0.413)          (2.905)           (1.755)         (1.450)         (2.564)
                                    --------          --------         --------          --------        --------        --------

Net asset value, end of period...   $ 13.146          $ 11.881         $ 13.825          $ 16.918        $ 18.910        $ 18.971
                                    ========          ========         ========          ========        ========        ========

Total return(4)..................     11.01%           (11.08%)          (1.58%)           (1.41%)          7.72%          12.72%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)........................   $549,004          $524,827         $690,682          $759,875        $927,572        $965,486
Ratio of expenses to average net
 assets..........................      0.51%             0.47%            0.47%             0.44%           0.42%           0.42%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly.........      0.51%             0.49%            0.47%             0.44%           0.42%           0.42%
Ratio of net investment income to
 average net assets..............      2.07%             2.69%            2.93%             3.46%           3.25%           3.31%
Ratio of net investment income to
 average net assets prior to fees
 waived and expense paid
 indirectly......................      2.07%             2.67%            2.93%             3.46%           3.25%           3.31%
Portfolio turnover...............       290%              318%             355%              110%             45%             57%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all discounts and premiums on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.024, an increase in net realized and unrealized gain (loss) per share by $0.024, and a decrease in the ratio of net investment income to average net assets of 0.17%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.

(3)The average shares outstanding method has been applied for per share information for the six months ended June 30, 2003 and the years ended December 31, 2002, 2001 and 2000.

(4)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                                Managed Fund- 13

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware business trust that was formed on February 1, 2003 and offers 11 funds:
Aggressive Growth Fund (formerly Lincoln National Aggressive Growth Fund, Inc.), Bond Fund (formerly Lincoln National Bond Fund, Inc.), Capital Appreciation Fund (formerly Lincoln National Capital Appreciation Fund, Inc.), Equity-Income Fund (formerly Lincoln National Equity-Income Fund, Inc.), Global Asset Allocation Fund (formerly Lincoln National Global Asset Allocation Fund, Inc.), Growth and Income Fund (formerly Lincoln National Growth and Income Fund, Inc.), International Fund (formerly Lincoln National International Fund, Inc.), Managed Fund (formerly Lincoln National Managed Fund, Inc.), Money Market Fund (formerly Lincoln National Money Market Fund, Inc.), Social Awareness Fund (formerly Lincoln National Social Awareness Fund, Inc.), and Special Opportunities Fund (formerly Lincoln National Special Opportunities Fund, Inc.). Each fund is the successor to a predecessor fund, the assets and liabilities of which were acquired and assumed respectively, on April 30, 2003. These financial statements and the related notes pertain to Managed Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class shares. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return (capital appreciation plus income) consistent with prudent investment strategy.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked price will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2003, were approximately $705. The expense paid under the above arrangement is included under custodial fees on the Statement of Operations with the expense offset shown as "expense paid indirectly".

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC) an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to the Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services.

At June 30, 2003, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC...............  $182,737
Accounting and Administration Fees Payable to
 DSC.........................................    39,375
Administration Fees Payable to Lincoln
 Life........................................     1,250

                                Managed Fund- 14

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2003, the Fund made purchases of $694,870,366 and sales of $708,627,322 of investment securities other than U.S. government securities and short-term investments. At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments was $521,669,682. At June 30, 2003, net unrealized appreciation was $44,658,463, of which $55,726,377 related to unrealized appreciation of investments and $11,067,914 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                  SIX
                                                 MONTHS             YEAR
                                                 ENDED              ENDED
                                                6/30/03*          12/31/02
                                               ----------        -----------
Ordinary income..............................  $1,693,529        $18,182,920

------------------
*Tax information for the six months ended June 30, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest................  $571,160,172
Undistributed ordinary income................     5,685,561
Net realized capital losses on investments...    (4,798,866)
Capital loss carryforwards...................   (67,701,268)
Unrealized appreciation of investments.......    44,658,463
                                               ------------
Net assets...................................  $549,004,062
                                               ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $16,892,044 expires in 2009 and $50,809,224 expires in 2010.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                  SIX
                                                 MONTHS             YEAR
                                                 ENDED             ENDED
                                                6/30/03           12/31/02
                                               ----------        ----------
Shares sold:
 Standard Class..............................    194,670            268,236
Shares issued upon reinvestment of dividends
 and distributions:
 Standard Class..............................    134,450          1,522,335
                                               ----------        ----------
                                                 329,120          1,790,571
                                               ----------        ----------
Shares repurchased:
 Standard Class..............................  (2,742,657)       (7,574,445)
                                               ----------        ----------
                                               (2,742,657)       (7,574,445)
                                               ----------        ----------
Net decrease.................................  (2,413,537)       (5,783,874)
                                               ==========        ==========

                                Managed Fund- 15

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. CREDIT AND MARKET RISK
The Fund may invest in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

7. LINE OF CREDIT
The Fund, along with certain other funds in the Lincoln Variable Insurance Products Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2003, or at any time during the period.

                                Managed Fund- 16

                               MONEY MARKET FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Money Market Fund
                               Semiannual Report
                               June 30, 2003

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- MONEY MARKET FUND

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
STATEMENT OF NET ASSETS
June 30, 2003 (Unaudited)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
    AGENCY OBLIGATIONS-4.47%
    Federal Home Loan Bank
     1.015% 7/20/04.....................       $15,000,000   $ 15,000,000
     1.27% 6/21/04......................         5,000,000      5,000,000
                                                             ------------
    TOTAL AGENCY OBLIGATIONS (COST
     $20,000,000).......................                       20,000,000
                                                             ------------
    DISCOUNT COMMERCIAL PAPER-77.61%
    AUTOMOBILES & AUTOMOTIVE PARTS-2.24%
    Volkswagen of America
     1.05% 7/7/03.......................        10,000,000      9,998,250
                                                             ------------
                                                                9,998,250
                                                             ------------
    BANKING, FINANCE & INSURANCE-55.34%
    Amstel Funding
     1.05% 12/15/03.....................        10,000,000      9,951,292
     1.264% 7/21/03.....................         7,000,000      6,995,100
    Bank of Scotland
     0.99% 7/15/03......................        10,400,000     10,395,996
    Barton Capital
     1.24% 7/8/03.......................         3,025,000      3,024,271
    Citigroup
     0.931% 8/13/03.....................         6,500,000      6,492,780
     1.021% 7/22/03.....................         3,700,000      3,697,799
     1.112% 8/18/03.....................         4,000,000      3,994,080
    Corporate Asset Funding
     1.02% 7/28/03......................        19,000,000     18,985,464
    Dow Jones
     1.05% 7/28/03......................         4,900,000      4,896,141
    Eiffel Funding
     1.07% 9/29/03......................        15,000,000     14,959,875
    Gramercy Capital
     1.05% 7/18/03......................        10,000,000      9,995,042
     1.25% 7/9/03.......................        11,500,000     11,496,806
    ING Funding
     1.24% 7/14/03......................        20,000,000     19,991,043
    MassMutual Funding
     1.081% 7/24/03.....................         4,800,000      4,796,688
    Moat Funding
     0.993% 10/6/03.....................        10,000,000      9,973,325
     1.074% 10/8/03.....................        10,000,000      9,970,575
    Private Export Funding
     0.88% 12/16/03.....................         5,000,000      4,979,467
    Stellar Funding
     1.274% 7/8/03......................         7,974,000      7,972,031
    Three Pillars Funding
     1.071% 7/15/03.....................         6,000,000      5,997,503
     1.011% 7/17/03.....................        10,000,000      9,995,511
    Toronto Dominion
     0.92% 8/18/03......................         5,000,000      4,993,867
     0.94% 9/22/03......................         7,000,000      6,984,829
     1.122% 8/13/03.....................        10,000,000      9,986,622

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
    DISCOUNT COMMERCIAL PAPER (CONTINUED)
    BANKING, FINANCE & INSURANCE (CONTINUED)
    Toyota Motor Credit
     1.02% 7/23/03......................       $20,900,000   $ 20,886,973
    UBS Finance
     1.31% 7/1/03.......................        18,300,000     18,299,999
    Verizon Network Funding
     0.94% 8/11/03......................         8,000,000      7,991,436
                                                             ------------
                                                              247,704,515
                                                             ------------
    CABLE, MEDIA & PUBLISHING-2.23%
    New York Times
     0.95% 8/11/03......................        10,000,000      9,989,181
                                                             ------------
                                                                9,989,181
                                                             ------------
    HEALTHCARE & PHARMACEUTICALS-4.47%
    Pfizer
     0.93% 8/12/03......................        20,000,000     19,978,300
                                                             ------------
                                                               19,978,300
                                                             ------------
    MISCELLANEOUS-8.31%
    Fountain Square
     1.264% 7/17/03.....................        17,200,000     17,190,368
    Sheffield Receivables
     1.00% 9/17/03......................         5,020,000      5,009,123
     1.05% 7/14/03......................        10,000,000      9,996,208
    University of California
     1.251% 7/7/03......................         5,000,000      4,998,958
                                                             ------------
                                                               37,194,657
                                                             ------------
    UTILITIES-5.02%
    General Electric Company
     1.043% 9/24/03.....................         2,500,000      2,493,861
     1.243% 7/15/03.....................        20,000,000     19,990,356
                                                             ------------
                                                               22,484,217
                                                             ------------
    TOTAL DISCOUNT COMMERCIAL PAPER
     (COST $347,349,120)................                      347,349,120
                                                             ------------
    FLOATING RATE NOTES-4.47%
    BANKING, FINANCE & INSURANCE-4.47%
    Equitable Life Assurance Society
     1.144% 3/22/04.....................        15,000,000     15,000,000
    Merrill Lynch-Series B
     1.272% 8/15/03.....................         5,000,000      5,001,316
                                                             ------------
    TOTAL FLOATING RATE NOTES (COST
     $20,001,316).......................                       20,001,316
                                                             ------------

                              Money Market Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
    INTEREST BEARING CERTIFICATES OF DEPOSIT-13.40%
    BANKING, FINANCE & INSURANCE-13.40%
    American Express Centurion
     0.98% 7/22/03......................       $10,000,000   $ 10,000,000
    Suntrust Banks
     1.25% 7/30/03......................        20,000,000     20,000,000
    Wells Fargo Bank
     1.03% 8/25/03......................        20,000,000     20,000,000
    Wilmington Trust
     1.25% 8/29/03......................        10,000,000     10,000,000
                                                             ------------
    TOTAL INTEREST BEARING CERTIFICATES
     OF DEPOSIT (COST $60,000,000)......                       60,000,000
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-99.95% (COST
 $447,350,436)..............................................  $447,350,436
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.05%.......       232,212
                                                              ------------
NET ASSETS APPLICABLE TO 44,758,265 SHARES
 OUTSTANDING-100.00%........................................  $447,582,648
                                                              ============
NET ASSET VALUE-MONEY MARKET FUND STANDARD CLASS
 ($447,486,956 / 44,748,696 SHARES).........................       $10.000
                                                              ============
NET ASSET VALUE-MONEY MARKET FUND SERVICE CLASS
 ($95,692 / 9,569 SHARES)...................................       $10.000
                                                              ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $447,582,648
                                                              ------------
Total net assets............................................  $447,582,648
                                                              ============

                             See accompanying notes

                              Money Market Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MONEY MARKET FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest.................................................   $3,189,203
                                                            ----------
                                                             3,189,203
                                                            ----------
EXPENSES:
Management fees..........................................    1,006,754
Accounting and administration expenses...................      114,009
Professional fees........................................       53,394
Reports and statements to shareholders...................       40,998
Custodian fees...........................................        9,678
Trustees' fees...........................................        2,586
Distribution expense-Service Class.......................            5
Other....................................................        6,835
                                                            ----------
                                                             1,234,259
Less expense paid indirectly.............................         (804)
                                                            ----------
Total expenses...........................................    1,233,455
                                                            ----------
NET INVESTMENT INCOME....................................    1,955,748
                                                            ----------
NET REALIZED GAIN ON INVESTMENTS.........................        1,849
                                                            ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....   $1,957,597
                                                            ==========

                             See accompanying notes
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS
                                             ENDED
                                            6/30/03        YEAR ENDED
                                          (UNAUDITED)       12/31/02
                                         -------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income..................  $   1,955,748   $     6,316,096
Net realized gain on investments.......          1,849            21,435
                                         -------------   ---------------
Net increase in net assets resulting
 from operations.......................      1,957,597         6,337,531
                                         -------------   ---------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class........................     (1,957,587)       (6,460,084)
 Service Class.........................            (10)                -
                                         -------------   ---------------
                                            (1,957,597)       (6,460,084)
                                         -------------   ---------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class........................    798,964,583     3,022,505,266
 Service Class.........................         95,688                 -
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class........................      1,961,706         6,456,011
 Service Class.........................              4                 -
                                         -------------   ---------------
                                           801,021,981     3,028,961,277
                                         -------------   ---------------
Cost of shares repurchased:
 Standard Class........................   (872,510,411)   (2,939,972,734)
                                         -------------   ---------------
                                          (872,510,411)   (2,939,972,734)
                                         -------------   ---------------
Increase (Decrease) in net assets
 derived from capital share
 transactions..........................    (71,488,430)       88,988,543
                                         -------------   ---------------
NET INCREASE (DECREASE) IN NET
 ASSETS................................    (71,488,430)       88,865,990
NET ASSETS:
Beginning of period....................    519,071,078       430,205,088
                                         -------------   ---------------
End of period..........................  $ 447,582,648   $   519,071,078
                                         =============   ===============

                             See accompanying notes

                              Money Market Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   MONEY MARKET FUND STANDARD CLASS
                                      SIX MONTHS
                                         ENDED
                                      6/30/03(1)                                        YEAR ENDED
                                      (UNAUDITED)        12/31/02        12/31/01        12/31/00        12/31/99        12/31/98
                                      -------------------------------------------------------------------------------------------
Net asset value, beginning of
 period.............................   $ 10.000          $ 10.003        $ 10.000        $ 10.000        $ 10.000        $ 10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............      0.040             0.136           0.397           0.590           0.468           0.497
                                       --------          --------        --------        --------        --------        --------
Total from investment operations....      0.040             0.136           0.397           0.590           0.468           0.497
                                       --------          --------        --------        --------        --------        --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income...............     (0.040)           (0.139)         (0.394)         (0.590)         (0.468)         (0.497)
                                       --------          --------        --------        --------        --------        --------
Total dividends and distributions...     (0.040)           (0.139)         (0.394)         (0.590)         (0.468)         (0.497)
                                       --------          --------        --------        --------        --------        --------

Net asset value, end of period......   $ 10.000          $ 10.000        $ 10.003        $ 10.000        $ 10.000        $ 10.000
                                       ========          ========        ========        ========        ========        ========

Total return(2).....................      0.40%             1.36%           4.06%           6.06%           4.74%           5.12%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)...........................   $447,487          $519,071        $430,205        $253,097        $234,676        $137,062
Ratio of expenses to average net
 assets.............................      0.51%             0.49%           0.54%           0.58%           0.59%           0.58%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly............      0.51%             0.51%           0.54%           0.58%           0.59%           0.58%
Ratio of net investment income to
 average net assets.................      0.81%             1.35%           3.75%           5.91%           4.68%           4.97%
Ratio of net investment income to
 average net assets prior to fees
 waived and expense paid
 indirectly.........................      0.81%             1.33%           3.75%           5.91%           4.68%           4.97%

------------------
(1)Ratios have been annualized and total return has not been annualized.

(2)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                              Money Market Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                         MONEY MARKET FUND SERVICE CLASS

                                                             5/16/03(1)
                                                                 TO
                                                               6/30/03
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................    $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income......................................      0.005
                                                               -------
Total from investment operations...........................      0.005
                                                               -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income......................................     (0.005)
                                                               -------
Total dividends and distributions..........................     (0.005)
                                                               -------

Net asset value, end of period.............................    $10.000
                                                               =======

Total return(2)............................................      0.06%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $    96
Ratio of expenses to average net assets....................      0.77%
Ratio of net investment income to average net assets.......      0.47%

------------------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                              Money Market Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware business trust that was formed on February 1, 2003 and offers 11 funds:
Aggressive Growth Fund (formerly Lincoln National Aggressive Growth Fund, Inc.), Bond Fund (formerly Lincoln National Bond Fund, Inc.), Capital Appreciation Fund (formerly Lincoln National Capital Appreciation Fund, Inc.), Equity-Income Fund (formerly Lincoln National Equity-Income Fund, Inc.), Global Asset Allocation Fund (formerly Lincoln National Global Asset Allocation Fund, Inc.), Growth and Income Fund (formerly Lincoln National Growth and Income Fund, Inc.), International Fund (formerly Lincoln National International Fund, Inc.), Managed Fund (formerly Lincoln National Managed Fund, Inc.), Money Market Fund (formerly Lincoln National Money Market Fund, Inc.), Social Awareness Fund (formerly Lincoln National Social Awareness Fund, Inc.), and Special Opportunities Fund (formerly Lincoln National Special Opportunities Fund, Inc.). Each fund is the successor to a predecessor fund, the assets and liabilities of which were acquired and assumed respectively, on April 30, 2003. These financial statements and the related notes pertain to Money Market Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Service Class shares commenced operations on May 16, 2003. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income consistent with the preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation--Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2003, were approximately $804. The expense paid under the above arrangement is included under custodial fees on the Statement of Operations with the expense offset shown as "expense paid indirectly".

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to the Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services.

Pursuant to the distribution plan, the Fund is authorized to pay Insurance Companies or others, out of the assets of the Service Class shares, an annual fee not to exceed .35%, as compensation, or reimbursement, for services rendered and/or expenses borne. The Lincoln Variable Insurance Products Trust entered into a distribution agreement with the Companies that the Fund pays an annual fee equal to .25% of net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

                              Money Market Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
At June 30, 2003, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC...............  $157,149
Accounting and Administration Fees Payable to
 DSC.........................................    38,108
Administration Fees Payable to Lincoln
 Life........................................     1,250
Distribution Fees Payable to Companies.......         5

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
The cost of investments for federal income tax purposes is the same as cost for book purposes.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                               SIX MONTHS           YEAR
                                                 ENDED             ENDED
                                                6/30/03*          12/31/02
                                               ----------        ----------
Ordinary income..............................  $1,957,597        $6,460,084

------------------
*Tax information for the six months ended June 30, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                               SIX MONTHS             YEAR
                                                  ENDED              ENDED
                                                 6/30/03            12/31/02
                                               -----------        ------------
Shares sold:
 Standard Class..............................   79,896,458         302,250,527
 Service Class...............................        9,568                   -
Shares issued upon reinvestment of dividends
 and distributions:
 Standard Class..............................      196,171             645,601
 Service Class...............................            1                   -
                                               -----------        ------------
                                                80,102,198         302,896,128
                                               -----------        ------------
Shares repurchased:
 Standard Class..............................  (87,251,041)       (293,997,274)
                                               -----------        ------------
                                               (87,251,041)       (293,997,274)
                                               -----------        ------------
Net increase (decrease)......................   (7,148,843)          8,898,854
                                               -----------        ------------

6. CREDIT RISK
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 73.23% of net assets at June 30, 2003. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

7. LINE OF CREDIT
The Fund, along with certain other funds in the Lincoln Variable Insurance Products Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2003, or at any time during the period.

                              Money Market Fund- 7

                             SOCIAL AWARENESS FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Social Awareness Fund
                               Semiannual Report
                               June 30, 2003

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- SOCIAL AWARENESS FUND

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
STATEMENT OF NET ASSETS
June 30, 2003 (Unaudited)

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK-99.72%
    BANKING & FINANCE-16.49%
    American Express.....................          165,300   $  6,911,193
    AmSouth Bancorporation...............          136,500      2,981,160
    Bank of America......................          234,200     18,508,826
    Bank One.............................           23,800        884,884
    Bear Stearns.........................           37,700      2,730,234
    Block (H&R)..........................          129,000      5,579,250
    Citigroup............................          647,200     27,700,160
    Comerica.............................          109,000      5,068,500
    Countrywide Credit Industries........           40,500      2,817,585
    Fannie Mae...........................           33,600      2,265,984
    FleetBoston Financial................          107,700      3,199,767
    Freddie Mac..........................          267,200     13,565,744
    Goldman Sachs Group..................           11,500        963,125
  + Investment Technology Group..........           57,900      1,076,940
    J.P. Morgan Chase....................          190,100      6,497,618
    MBNA.................................          120,600      2,513,304
    Mellon Financial.....................          155,400      4,312,350
    Merrill Lynch & Company..............           61,500      2,870,820
    Morgan Stanley.......................          172,500      7,374,375
    SEI Investments......................           65,700      2,102,400
    U.S. Bancorp.........................          286,760      7,025,620
    Wachovia.............................           81,500      3,256,740
    Washington Mutual....................          237,400      9,804,620
    Wells Fargo..........................          269,200     13,567,680
                                                             ------------
                                                              153,578,879
                                                             ------------
    BASIC INDUSTRY/CAPITAL GOODS-9.24%
  + American Standard....................           72,800      5,382,104
    Avery Dennison.......................           89,300      4,482,860
    Bemis................................           58,300      2,728,440
    Ecolab...............................          251,200      6,430,720
    Emerson Electric.....................          246,200     12,580,820
    Hillenbrand Industries...............          117,400      5,922,830
    Ingersoll-Rand.......................          118,000      5,583,760
  + Lear.................................           44,100      2,029,482
    Lubrizol.............................           60,900      1,887,291
  + Pactiv...............................          149,000      2,936,790
    Pentair..............................          155,100      6,058,206
    PerkinElmer..........................          306,600      4,234,146
    Praxair..............................          105,500      6,340,550
    RPM International....................          143,700      1,975,875
    Sigma-Aldrich........................          108,700      5,889,366
    Sonoco Products......................          320,800      7,705,616
    York International...................          163,500      3,825,900
                                                             ------------
                                                               85,994,756
                                                             ------------
    BUSINESS SERVICES-2.88%
    Automatic Data Processing............          134,500      4,554,170
  + Cendant..............................          315,600      5,781,792
    Deluxe...............................           89,800      4,023,040
    Electronic Data Systems..............          123,900      2,657,655
  + Republic Services....................          240,300      5,447,601
    ServiceMaster........................          405,200      4,335,640
                                                             ------------
                                                               26,799,898
                                                             ------------

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    COMPUTERS & TECHNOLOGY-18.62%
    Adobe Systems........................          239,700   $  7,687,179
  + Altera...............................          302,200      4,956,080
  + Analog Devices.......................          101,500      3,534,230
  + Applied Materials....................          103,600      1,643,096
  + CIENA................................          389,100      2,019,429
  + Cisco Systems........................        1,000,500     16,598,295
  + Dell Computer........................          496,100     15,855,356
  + Emulex...............................          124,000      2,823,480
    Hewlett-Packard......................          321,701      6,852,231
    Intel................................        1,054,500     21,916,728
  + Intuit...............................          128,200      5,708,746
    Microchip Technology.................          200,000      4,900,000
    Microsoft............................        1,518,200     38,881,102
    Nokia ADR............................          350,600      5,760,358
  + Oracle...............................          330,300      3,970,206
  + PeopleSoft...........................          107,200      1,885,648
    Philips Electronics..................          117,600      2,247,336
    Pitney Bowes.........................          126,700      4,866,547
    QUALCOMM.............................          269,600      9,638,200
  + Siebel Systems.......................           84,800        808,992
    Sony ADR.............................          158,200      4,429,600
    Texas Instruments....................          359,800      6,332,480
                                                             ------------
                                                              173,315,319
                                                             ------------
    CONSUMER DURABLES-1.70%
    ArvinMeritor.........................          115,200      2,324,736
    Delphi Automotive Systems............          189,600      1,636,248
    Federal Signal.......................          252,400      4,434,668
  + Gentex...............................           80,700      2,470,227
    KB HOME..............................           79,900      4,952,202
                                                             ------------
                                                               15,818,081
                                                             ------------
    CONSUMER NON-DURABLES-6.47%
    Clorox...............................          134,100      5,719,365
    Coca-Cola Enterprises................          226,200      4,105,530
    General Mills........................           72,600      3,441,966
    Gillette.............................          255,200      8,130,672
    Heinz (H.J.).........................          165,700      5,464,786
    Kellogg..............................          176,000      6,049,120
    McDonald's...........................          312,400      6,891,544
    Pepsi Bottling Group.................          198,500      3,973,970
  + Safeway..............................          126,800      2,594,328
    Sara Lee.............................          123,300      2,319,273
    Wrigley, (Wm.) Jr....................           96,000      5,398,080
  + Yum Brands...........................          209,000      6,178,040
                                                             ------------
                                                               60,266,674
                                                             ------------
    CONSUMER PRODUCTS-1.28%
  + Energizer Holdings...................          149,500      4,694,300
    Newell Rubbermaid....................          259,400      7,263,200
                                                             ------------
                                                               11,957,500
                                                             ------------
    ENERGY-5.44%
    Apache...............................           92,212      5,999,313
  + BJ Services..........................          134,400      5,021,184

                            Social Awareness Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    ENERGY (CONTINUED)
    Burlington Resources.................          125,800   $  6,802,006
    EOG Resources........................          131,900      5,518,696
    Equitable Resources..................          185,400      7,553,196
  + Noble................................          132,100      4,531,030
    Noble Energy.........................          151,000      5,707,800
    Questar..............................          154,000      5,154,380
  + Smith International..................          119,100      4,375,734
                                                             ------------
                                                               50,663,339
                                                             ------------
    HEALTHCARE & PHARMACEUTICALS-14.70%
    Abbott Laboratories..................          581,700     25,455,192
    Allergan.............................           47,900      3,693,090
  + Amgen................................          153,200     10,261,336
  + Anthem...............................           12,000        925,800
    Bard (C.R.)..........................           41,300      2,945,103
    Baxter International.................          270,000      7,020,000
    Becton Dickinson.....................          139,000      5,400,150
    Cardinal Health......................           96,807      6,224,690
  + Cytyc................................          215,900      2,271,268
  + Forest Laboratories..................          118,000      6,460,500
  + Genentech............................           53,200      3,836,784
    Guidant..............................          125,500      5,570,945
    HCA..................................          246,600      7,901,064
  + Idec Pharmaceuticals.................          121,800      4,141,200
    Lilly (Eli)..........................          380,900     26,270,673
    McKesson.............................           53,300      1,904,942
  + Steris...............................          127,400      2,941,666
    Teleflex.............................          118,000      5,020,900
  + Tenet Healthcare.....................          316,750      3,690,138
  + Wellpoint Health Networks............           58,900      4,965,270
                                                             ------------
                                                              136,900,711
                                                             ------------
    INSURANCE-4.49%
    AFLAC................................           68,500      2,106,375
    Allstate.............................          190,700      6,798,455
    American International Group.........          288,050     15,894,599
    John Hancock Financial Services......           80,700      2,479,911
    Marsh & McLennan.....................           62,300      3,181,661
    Nationwide Financial Services Class
     A...................................           82,200      2,671,500
    Old Republic International...........           44,900      1,538,723
    Prudential Financial.................           70,300      2,365,595
    UnitedHealth Group...................           95,800      4,813,950
                                                             ------------
                                                               41,850,769
                                                             ------------

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    MEDIA-6.91%
  + AOL Time Warner......................        1,038,950   $ 16,716,706
  + Clear Channel Communications.........          222,970      9,451,698
  + Comcast Special Class A..............          528,180     15,227,429
  + Disney (Walt)........................          473,300      9,347,675
    InterActiveCorp......................          118,100      4,673,217
  + Liberty Media Class A................          503,900      5,825,084
    The McGraw-Hill Companies............           50,000      3,100,000
                                                             ------------
                                                               64,341,809
                                                             ------------
    RETAIL-7.68%
  + Bed Bath & Beyond....................           93,400      3,624,854
  + Best Buy.............................          109,600      4,813,632
  + Coach................................           73,700      3,665,838
    CVS..................................          202,300      5,670,469
    Home Depot...........................          426,800     14,135,616
  + Kohl's...............................          196,000     10,070,480
    NIKE.................................           82,700      4,423,623
    Nordstrom............................          336,600      6,570,432
  + Office Depot.........................          220,700      3,202,357
    Penney (J.C.)........................          344,000      5,796,400
    Ross Stores..........................           76,300      3,261,062
  + Saks.................................          388,900      3,772,330
    V.F. ................................           73,700      2,509,485
                                                             ------------
                                                               71,516,578
                                                             ------------
    TELECOMMUNICATIONS-3.32%
  + AT&T Wireless Services...............          463,000      3,801,230
    BellSouth............................          340,700      9,072,841
    SBC Communications...................          704,800     18,007,640
                                                             ------------
                                                               30,881,711
                                                             ------------
    TRANSPORTATION-0.50%
    FedEx................................           74,700      4,633,641
                                                             ------------
                                                                4,633,641
                                                             ------------
    TOTAL COMMON STOCK (COST
     $822,027,639).......................                     928,519,665
                                                             ------------
                                                PRINCIPAL
                                                  AMOUNT
    DISCOUNT NOTES-0.23%
    Fannie Mae 1.19% 7/7/03..............       $2,120,000      2,119,657
                                                             ------------
    TOTAL DISCOUNT NOTES (COST
     $2,119,657).........................                       2,119,657
                                                             ------------

                            Social Awareness Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-99.95% (COST
 $824,147,296)..............................................  $  930,639,322
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.05%.......         476,136
                                                              --------------
NET ASSETS APPLICABLE TO 41,266,074 SHARES
 OUTSTANDING-100.00%........................................  $  931,115,458
                                                              ==============
NET ASSET VALUE-SOCIAL AWARENESS FUND STANDARD CLASS
 ($931,029,718 / 41,262,273 SHARES).........................         $22.564
                                                                       -----
                                                                       -----
NET ASSET VALUE-SOCIAL AWARENESS FUND SERVICE CLASS
 ($85,740 / 3,801 SHARES)...................................         $22.557
                                                                       -----
                                                                       -----
COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $1,102,099,110
Undistributed net investment income.........................       5,790,065
Accumulated net realized loss on investments................    (283,265,743)
Net unrealized appreciation of investments..................     106,492,026
                                                              --------------
Total net assets............................................  $  931,115,458
                                                              ==============

------------------
+Non-income producing security for the period ended June 30, 2003.

ADR-American Depositary Receipts

                             See accompanying notes

                            Social Awareness Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SOCIAL AWARENESS FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends..............................................  $  5,729,923
Interest...............................................        82,707
                                                         ------------
                                                            5,812,630
                                                         ------------
EXPENSES:
Management fees........................................     1,552,095
Accounting and administration expenses.................       174,621
Professional fees......................................        52,098
Reports and statements to shareholders.................        47,070
Custodian fees.........................................        13,548
Trustees' fees.........................................         2,586
Distribution expenses-Service Class....................             8
Other..................................................        36,778
                                                         ------------
                                                            1,878,804
Less expense paid indirectly...........................          (738)
                                                         ------------
Total expenses.........................................     1,878,066
                                                         ------------
NET INVESTMENT INCOME..................................     3,934,564
                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments.......................   (33,067,244)
Net change in unrealized appreciation/depreciation
 of investments........................................   139,560,418
                                                         ------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS........................................   106,493,174
                                                         ------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS.......................................  $110,427,738
                                                         ============

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SOCIAL AWARENESS FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                           SIX MONTHS
                                             ENDED
                                            6/30/03        YEAR ENDED
                                          (UNAUDITED)       12/31/02
                                          ------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income...................  $  3,934,564   $   10,816,875
Net realized loss on investments........   (33,067,244)    (200,045,578)
Net change in unrealized appreciation/
 depreciation of investments............   139,560,418      (82,552,056)
                                          ------------   --------------
Net increase (decrease) in net assets
 resulting from operations..............   110,427,738     (271,780,759)
                                          ------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class.........................             -       (9,366,013)
                                          ------------   --------------
                                                     -       (9,366,013)
                                          ------------   --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.........................    11,993,003       13,861,020
 Service Class..........................        86,193                -
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class.........................             -        9,366,013
                                          ------------   --------------
                                            12,079,196       23,227,033
                                          ------------   --------------
Cost of shares repurchased:
 Standard Class.........................   (49,037,161)    (159,237,852)
                                          ------------   --------------
                                           (49,037,161)    (159,237,852)
                                          ------------   --------------
Decrease in net assets derived from
 capital share transactions.............   (36,957,965)    (136,010,819)
                                          ------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS...    73,469,773     (417,157,591)
NET ASSETS:
Beginning of period.....................   857,645,685    1,274,803,276
                                          ------------   --------------
End of period...........................  $931,115,458   $  857,645,685
                                          ============   ==============

                             See accompanying notes

                            Social Awareness Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                             SOCIAL AWARENESS FUND STANDARD CLASS
                              SIX MONTHS
                                 ENDED
                              6/30/03(1)                                   YEAR ENDED
                              (UNAUDITED)        12/31/02         12/31/01          12/31/00          12/31/99          12/31/98
                              ---------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period..................   $ 19.875          $ 25.810        $   37.208        $   44.292        $   40.283        $   35.657

INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
Net investment income(2)....      0.094             0.233             0.227             0.267             0.319             0.367
Net realized and unrealized
 gain (loss) on
 investments................      2.595            (5.951)           (2.822)           (3.549)            5.649             6.414
                               --------          --------        ----------        ----------        ----------        ----------
Total from investment
 operations.................      2.689            (5.718)           (2.595)           (3.282)            5.968             6.781
                               --------          --------        ----------        ----------        ----------        ----------

LESS DIVIDENDS AND
 DISTRIBUTIONS FROM:
Net investment income.......          -            (0.217)           (0.174)           (0.282)           (0.296)           (0.672)
Net realized gain on
 investments................          -                 -            (8.629)           (3.520)           (1.663)           (1.483)
                               --------          --------        ----------        ----------        ----------        ----------
Total dividends and
 distributions..............          -            (0.217)           (8.803)           (3.802)           (1.959)           (2.155)
                               --------          --------        ----------        ----------        ----------        ----------

Net asset value, end of
 period.....................   $ 22.564          $ 19.875        $   25.810        $   37.208        $   44.292        $   40.283
                               ========          ========        ==========        ==========        ==========        ==========

Total return(3).............     13.53%           (22.14%)           (9.50%)           (8.33%)           15.44%            19.89%

RATIOS AND SUPPLEMENTAL
 DATA:
Net assets, end of period
 (000 omitted)..............   $931,030          $857,646        $1,274,803        $1,510,276        $1,946,179        $1,868,231
Ratio of expenses to average
 net assets.................      0.44%             0.40%             0.40%             0.38%             0.38%             0.38%
Ratio of expenses to average
 net assets prior to fees
 waived and expense paid
 indirectly.................      0.44%             0.42%             0.40%             0.38%             0.38%             0.38%
Ratio of net investment
 income to average net
 assets.....................      0.93%             1.03%             0.75%             0.64%             0.79%             1.10%
Ratio of net investment
 income to average net
 assets prior to fees waived
 and expense paid
 indirectly.................      0.93%             1.01%             0.75%             0.64%             0.79%             1.10%
Portfolio turnover..........        69%               32%               49%               76%               24%               38%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                            Social Awareness Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                      SOCIAL AWARENESS FUND SERVICE CLASS

                                                              5/16/03(1)
                                                                  TO
                                                                6/30/03
                                                              (UNAUDITED)
                                                              -----------
Net asset value, beginning of period........................    $21.631

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)....................................      0.011
Net realized and unrealized gain on investments.............      0.915
                                                                -------
Total from investment operations............................      0.926
                                                                -------

Net asset value, end of period..............................    $22.557
                                                                =======

Total return(3).............................................      4.28%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................    $    86
Ratio of expenses to average net assets.....................      0.67%
Ratio of net investment income to average net assets........      0.39%
Portfolio turnover(4).......................................        69%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

(4)The portfolio turnover is representative for the entire Fund for the six months ended June 30, 2003.

                             See accompanying notes

                            Social Awareness Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware business trust that was formed on February 1, 2003 and offers 11 funds:
Aggressive Growth Fund (formerly Lincoln National Aggressive Growth Fund, Inc.), Bond Fund (formerly Lincoln National Bond Fund, Inc.), Capital Appreciation Fund (formerly Lincoln National Capital Appreciation Fund, Inc.), Equity-Income Fund (formerly Lincoln National Equity-Income Fund, Inc.), Global Asset Allocation Fund (formerly Lincoln National Global Asset Allocation Fund, Inc.), Growth and Income Fund (formerly Lincoln National Growth and Income Fund, Inc.), International Fund (formerly Lincoln National International Fund, Inc.), Managed Fund (formerly Lincoln National Managed Fund, Inc.), Money Market Fund (formerly Lincoln National Money Market Fund, Inc.), Social Awareness Fund (formerly Lincoln National Social Awareness Fund, Inc.), and Special Opportunities Fund (formerly Lincoln National Special Opportunities Fund, Inc.). Each fund is the successor to a predecessor fund, the assets and liabilities of which were acquired and assumed respectively, on April 30, 2003. These financial statements and the related notes pertain to Social Awareness Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares commenced operations on May 16, 2003. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2003, were approximately $738. The expense paid under the above arrangement is included under custodial fees on the Statement of Operations with the expense offset shown as "expense paid indirectly".

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to the Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services.

                            Social Awareness Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Pursuant to the distribution plan, the Fund is authorized to pay Insurance Companies or others, out of the assets of the Service Class shares, an annual fee not to exceed .35%, as compensation, or reimbursement, for services rendered and/or expenses borne. The Lincoln Variable Insurance Products Trust entered into a distribution agreement with the Companies that the Fund pays an annual fee equal to .25% of net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2003, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC.......................  $278,172
Accounting and Administration Fees Payable to DSC....    57,093
Administration Fees Payable to Lincoln Life..........     1,250
Distribution Fees Payable to Companies...............         8

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2003, the Fund made purchases of $287,784,691 and sales of $310,092,568 of investment securities other than short-term investments. At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments was $824,147,296. At June 30, 2003, net unrealized appreciation was $106,492,026, of which $164,000,845 related to unrealized appreciation of investments and $57,508,819 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                               SIX MONTHS           YEAR
                                                 ENDED             ENDED
                                                6/30/03           12/31/02
                                               ----------        ----------
Ordinary income..............................  $       -         $9,366,013
                                               ==========        ==========

In addition, the Fund declared an ordinary income consent dividend of $1,309,281 for the year ended December 31, 2002. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest................  $1,102,099,110
Undistributed ordinary income................       5,790,065
Net realized losses on investments...........     (33,067,244)
Capital loss carryforwards...................    (250,198,499)
Unrealized appreciation of investments.......     106,492,026
                                               --------------
Net assets...................................  $  931,115,458
                                               ==============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $13,009,416 expires in 2009 and $237,189,083 expires in 2010.

                            Social Awareness Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                               SIX MONTHS            YEAR
                                                  ENDED              ENDED
                                                 6/30/03           12/31/02
                                               -----------        -----------
Shares sold:
 Standard Class..............................      570,277            607,173
 Service Class...............................        3,801                  -
Shares issued upon reinvestment of dividends
 and distributions:
 Standard Class..............................            -            478,761
                                               -----------        -----------
                                                   574,078          1,085,934
                                               -----------        -----------
Shares repurchased:
 Standard Class..............................   (2,459,208)        (7,326,508)
                                               -----------        -----------
                                                (2,459,208)        (7,326,508)
                                               -----------        -----------
Net decrease.................................   (1,885,130)        (6,240,574)
                                               ===========        ===========

6. MARKET RISK
The fund only invests in companies that meet its definition of "socially responsible" and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

7. LINE OF CREDIT
The Fund, along with certain other funds in the Lincoln Variable Insurance Products Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2003, or at any time during the period.

                            Social Awareness Fund- 9

                           SPECIAL OPPORTUNITIES FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Special Opportunities Fund
                               Semiannual Report
                               June 30, 2003

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- SPECIAL OPPORTUNITIES FUND

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND STATEMENT OF NET ASSETS
June 30, 2003 (Unaudited)

                                              NUMBER OF        MARKET
                                                SHARES         VALUE
    COMMON STOCK-98.33%
    AEROSPACE & DEFENSE-0.34%
    Northrop Grumman...................           18,000   $    1,553,220
                                                           --------------
                                                                1,553,220
                                                           --------------
    AUTOMOBILES & AUTOMOTIVE PARTS-2.26%
  + Autonation.........................          150,000        2,358,000
    BorgWarner.........................           31,300        2,015,720
    Delphi.............................          252,000        2,174,760
  + Lear...............................           48,000        2,208,960
    Magna International Class A........           23,800        1,601,026
                                                           --------------
                                                               10,358,466
                                                           --------------
    BANKING & FINANCE-15.99%
    Edwards (A.G.).....................           58,400        1,997,280
    Alliance Capital Management........           43,000        1,569,500
    AmSouth Bancorporation.............           78,000        1,703,520
    Associated Banc-Corp...............           61,000        2,264,320
    Banknorth..........................           63,000        1,607,760
    Bear Stearns.......................           56,500        4,091,730
    Block (H&R)........................           57,200        2,473,900
    Charter One Financial..............          148,000        4,614,640
    Comerica...........................           44,000        2,046,000
    Compass Bancshares.................           83,000        2,899,190
    Countrywide Financial..............           67,500        4,695,975
    Cullen Frost Bankers...............           52,500        1,685,250
    First Tennessee National...........           43,000        1,888,130
    Greenpoint Financial...............           60,000        3,056,400
    Hibernia Class A...................          178,100        3,234,296
    Janus Capital Group................          149,300        2,448,520
    Marshall & Ilsley..................          121,000        3,700,180
    Northern Trust.....................           48,600        2,030,994
    Popular............................           48,000        1,852,320
    Regions Financial..................           99,000        3,344,220
    SEI Investments....................           40,800        1,305,600
    SouthTrust.........................          121,000        3,291,200
    Sovereign Bancorp..................          204,000        3,192,600
    TCF Financial......................           70,400        2,804,736
    Union BanCal.......................           63,500        2,626,995
    Union Planters.....................          116,000        3,599,480
    Zions Bancorporation...............           66,000        3,340,260
                                                           --------------
                                                               73,364,996
                                                           --------------
    BUILDINGS & MATERIALS-2.26%
    Centex.............................           31,600        2,458,164
    D.R. Horton........................          104,000        2,922,400
    KB HOME............................           45,800        2,838,684
  + Toll Brothers......................           76,000        2,151,560
                                                           --------------
                                                               10,370,808
                                                           --------------
    BUSINESS SERVICES-2.46%
    Eastman Kodak......................          174,700        4,778,045
    Ikon Office Solutions..............          242,000        2,153,800
  + Republic Services..................          131,000        2,969,770
    ServiceMaster......................          131,900        1,411,330
                                                           --------------
                                                               11,312,945
                                                           --------------

                                              NUMBER OF        MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    CABLE, MEDIA & PUBLISHING-4.08%
    Belo Class A.......................           97,000   $    2,168,920
  + Cablevision Systems Class A........          119,300        2,476,668
  + Gemstar-TV Guide International.....          271,000        1,379,390
  + General Motors Class H.............          158,000        2,023,980
  + Hearst-Argyle Television...........           67,000        1,735,300
    Knight-Ridder......................           28,500        1,964,505
  + Mediacom Communications Class A....          277,700        2,740,899
  + Scholastic.........................           68,500        2,039,930
  + Westwood One.......................           64,600        2,191,878
                                                           --------------
                                                               18,721,470
                                                           --------------
    CHEMICALS-3.66%
    IMC Global.........................          176,000        1,180,960
    Lubrizol...........................           69,000        2,138,310
    Praxair............................           68,500        4,116,850
    Rohm & Haas........................          116,000        3,599,480
    RPM International..................          170,500        2,344,375
    Sigma-Aldrich......................           63,000        3,413,340
                                                           --------------
                                                               16,793,315
                                                           --------------
    COMPUTERS & TECHNOLOGY-6.03%
  + Activision.........................          141,600        1,829,472
    Adobe Systems......................           65,000        2,084,550
  + Altera.............................          131,000        2,148,400
  + Applied Micro Circuits.............          168,400        1,018,820
  + Citrix Systems.....................           83,500        1,700,060
  + Computer Sciences..................           57,800        2,203,336
  + Comverse Technology................          174,000        2,615,220
    Electronic Data Systems............          110,000        2,359,500
  + Emulex.............................           84,000        1,912,680
  + Intuit.............................           37,500        1,669,875
    Microchip Technology...............           90,800        2,224,600
  + PeopleSoft.........................          142,600        2,508,334
    Pitney Bowes.......................           37,200        1,428,852
  + Storage Technology.................           77,500        1,994,850
                                                           --------------
                                                               27,698,549
                                                           --------------
    CONSUMER PRODUCTS-2.33%
    Clorox.............................           30,800        1,313,620
  + Energizer Holdings.................           68,000        2,135,200
    Fortune Brands.....................           72,000        3,758,400
    Newell Rubbermaid..................          124,000        3,472,000
                                                           --------------
                                                               10,679,220
                                                           --------------
    ELECTRONICS & ELECTRICAL EQUIPMENT-3.95%
    Johnson Controls...................           52,300        4,476,880
  + National Semiconductor.............           89,000        1,755,080
  + Novellus Systems...................           75,000        2,746,575
  + Tektronix..........................           92,400        1,995,840
    Teleflex...........................           32,000        1,361,600
    Textron............................           95,500        3,726,410
  + Thermo Electron....................           98,500        2,070,470
                                                           --------------
                                                               18,132,855
                                                           --------------

                         Special Opportunities Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND STATEMENT OF NET ASSETS (CONTINUED)

                                              NUMBER OF        MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    ENERGY-6.54%
    Amerada Hess.......................           55,000   $    2,704,900
    Apache.............................           34,000        2,212,040
    Burlington Resources...............           34,600        1,870,822
    El Paso Energy.....................          168,000        1,357,440
    ENSCO International................           82,000        2,205,800
    EOG Resources......................           40,000        1,673,600
    Equitable Resources................           58,500        2,383,290
    Kerr-McGee.........................           71,000        3,180,800
    Marathon Oil.......................          164,500        4,334,575
    Questar............................           49,000        1,640,030
    Unocal.............................          108,000        3,098,520
    Valero Energy......................           54,500        1,979,985
    Williams...........................          175,000        1,382,500
                                                           --------------
                                                               30,024,302
                                                           --------------
    FOOD, BEVERAGE & TOBACCO-2.77%
    Archer-Daniels-Midland.............          298,000        3,835,260
    Campbell Soup......................           54,500        1,335,250
    Hershey Foods......................           30,000        2,089,800
    Interstate Bakeries................          124,000        1,574,800
    Sensient Technologies..............           57,500        1,321,925
  + Yum Brands.........................           86,000        2,542,160
                                                           --------------
                                                               12,699,195
                                                           --------------
    HEALTHCARE & PHARMACEUTICALS-5.11%
    Aetna..............................           52,000        3,130,400
    Becton Dickinson...................           27,900        1,083,915
  + Biogen.............................           36,300        1,379,400
  + Cytyc..............................          187,000        1,967,240
  + Health Net.........................           78,000        2,570,100
    Hillenbrand Industries.............           50,500        2,547,725
    ICN Pharmaceuticals................          110,900        1,858,684
  + IDEC Pharmaceuticals...............           20,000          680,000
  + Steris.............................           75,000        1,731,750
  + Tenet Healthcare...................          144,800        1,686,920
  + Triad Hospitals....................           98,000        2,432,360
  + WebMD..............................          220,500        2,388,015
                                                           --------------
                                                               23,456,509
                                                           --------------
    INDUSTRIAL MACHINERY-2.01%
    Eaton..............................           28,200        2,216,802
    Parker-Hannifin....................           53,600        2,250,664
    Pentair............................           58,500        2,285,010
    Rockwell Automation................          103,000        2,455,520
                                                           --------------
                                                                9,207,996
                                                           --------------
    INSURANCE-8.50%
    AMBAC Financial Group..............           25,700        1,702,625
    American Financial.................           70,500        1,607,400
    AON................................           45,000        1,083,600
    Berkley (W.R.).....................           38,000        2,002,600
    Cincinnati Financial...............           52,000        1,928,680
    Everest Re.........................           19,000        1,453,500
    Fidelity National Financial........          109,100        3,355,916
    Jefferson-Pilot....................           33,500        1,388,910
    John Hancock Financial Services....          124,000        3,810,520
    Loews..............................           66,900        3,163,701

                                              NUMBER OF        MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    INSURANCE (CONTINUED)
    Nationwide Financial Services Class
     A.................................           62,500   $    2,031,250
    Old Republic International.........           85,000        2,912,950
    Platinum Underwriters Holdings.....           49,000        1,329,860
    Principal Financial Group..........           43,000        1,386,750
    Protective Life....................           71,000        1,899,250
    Saint Paul.........................           55,500        2,026,305
    Stancorp Financial Group...........           30,000        1,566,600
    Torchmark..........................           71,000        2,644,750
    Willis Group Holdings..............           55,000        1,691,250
                                                           --------------
                                                               38,986,417
                                                           --------------
    LEISURE, LODGING & ENTERTAINMENT-1.79%
    Marriott International Class A.....           81,300        3,123,546
    Mattel.............................           89,400        1,691,448
  + Park Place Entertainment...........          212,200        1,928,898
    Starwood Hotels & Resorts
     Worldwide.........................           52,000        1,486,680
                                                           --------------
                                                                8,230,572
                                                           --------------
    METALS & MINING-0.56%
    Nucor..............................           53,000        2,589,050
                                                           --------------
                                                                2,589,050
                                                           --------------
    PACKAGING & CONTAINERS-1.75%
    Ball...............................           36,500        1,661,115
    Bemis..............................           35,000        1,638,000
  + Pactiv.............................          110,500        2,177,955
    Sonoco Products....................          107,000        2,570,140
                                                           --------------
                                                                8,047,210
                                                           --------------
    PAPER & FOREST PRODUCTS-0.77%
    Boise Cascade......................           64,300        1,536,770
    Temple-Inland......................           47,000        2,016,770
                                                           --------------
                                                                3,553,540
                                                           --------------
    REAL ESTATE-4.98%
    AMB Property.......................           58,500        1,647,945
    Archstone-Smith Trust..............          103,500        2,484,000
    Boston Properties..................           49,500        2,168,100
    CarrAmerica Realty.................           40,000        1,112,400
    Duke Realty........................           90,000        2,479,500
    Equity Residential Properties......          128,800        3,342,360
    Kimco Realty.......................           53,000        2,008,700
    Mack-Cali Realty...................           63,200        2,299,216
    New Plan Excel Realty Trust........           75,000        1,601,250
    Prologis...........................           65,000        1,774,500
    Simon Property.....................           49,500        1,931,985
                                                           --------------
                                                               22,849,956
                                                           --------------
    RETAIL-5.70%
    Circuit City Stores................          250,500        2,204,400
    CVS................................           39,000        1,093,170
    Federated Department Stores........           81,000        2,984,850
    Limited Brands.....................           97,400        1,509,700
    May Department Stores..............           52,700        1,173,102
    Nordstrom..........................           65,000        1,268,800
  + Office Depot.......................          211,000        3,061,610

                         Special Opportunities Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND STATEMENT OF NET ASSETS (CONTINUED)

                                              NUMBER OF        MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    RETAIL (CONTINUED)
    Penney (J.C.)......................          226,500   $    3,816,525
    Ross Stores........................           35,000        1,495,900
  + Saks...............................          187,000        1,813,900
    Sears, Roebuck.....................           69,000        2,321,160
    Talbots............................           48,000        1,413,600
    Winn-Dixie Stores..................          164,000        2,018,840
                                                           --------------
                                                               26,175,557
                                                           --------------
    TELECOMMUNICATIONS-2.93%
  + Advanced Fibre Communications......          141,000        2,294,070
  + CIENA..............................          447,000        2,319,930
  + Corning............................          304,500        2,250,255
  + L3 Communications..................           40,500        1,761,345
  + Level 3 Communications Holdings....          168,900        1,121,496
  + Qwest Communications
     International.....................          392,600        1,876,628
  + Sprint PCS.........................          320,000        1,840,000
                                                           --------------
                                                               13,463,724
                                                           --------------
    TEXTILES, APPAREL & FURNITURE-0.61%
    VF.................................           82,000        2,792,100
                                                           --------------
                                                                2,792,100
                                                           --------------
    TRANSPORTATION & SHIPPING-1.32%
    CSX................................          135,500        4,077,195
    Norfolk Southern...................          104,300        2,002,560
                                                           --------------
                                                                6,079,755
                                                           --------------
    UTILITIES-9.63%
  + Allegheny Energy...................          137,300        1,160,185
    Ameren.............................           29,000        1,278,900

                                              NUMBER OF        MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    UTILITIES (CONTINUED)
    American Electric Power............           63,000   $    1,879,290
    Cinergy............................           70,500        2,593,695
    Consolidated Edison................           54,300        2,350,104
    DTE Energy.........................           92,000        3,554,880
  + Edison International...............          160,600        2,638,658
    Energy East........................          116,000        2,408,160
    Entergy............................           43,000        2,269,540
    FirstEnergy........................           60,400        2,322,380
    Great Plains Energy................           69,500        2,007,160
    KeySpan............................           87,000        3,084,150
  + PG&E...............................          108,500        2,294,775
    PPL................................           77,000        3,311,000
    Public Service Enterprise..........           88,000        3,718,000
    Sempra Energy......................          107,000        3,052,710
    Wisconsin Energy...................           88,000        2,552,000
    Xcel Energy........................          113,000        1,699,520
                                                           --------------
                                                               44,175,107
                                                           --------------
    TOTAL COMMON STOCK
     (COST $396,593,820)...............                       451,316,834
                                                           --------------
                                              PRINCIPAL
                                                AMOUNT
    COMMERCIAL PAPER-0.97%
    UBS Finance
     1.31% 7/1/03......................       $4,460,000        4,460,000
                                                           --------------
    TOTAL COMMERCIAL PAPER
     (COST $4,460,000).................                         4,460,000
                                                           --------------

TOTAL MARKET VALUE OF SECURITIES-99.30% (COST
 $401,053,820)..............................................     455,776,834
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.70%.......       3,199,495
                                                              --------------
NET ASSETS-100.00% (EQUIVALENT TO $25.057 PER SHARE BASED ON
 18,317,025 SHARES ISSUED AND OUTSTANDING)..................  $  458,976,329
                                                              ==============
COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $  439,503,987
Undistributed net investment income.........................       3,668,734
Accumulated net realized loss on investments................     (38,919,406)
Net unrealized appreciation of investments..................      54,723,014
                                                              --------------
Total net assets............................................  $  458,976,329
                                                              ==============

------------------
 +Non-income producing security for the period ended June 30, 2003.

                             See accompanying notes

                         Special Opportunities Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SPECIAL OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends...............................................  $  4,246,797
Interest................................................         4,128
                                                          ------------
                                                             4,250,925
                                                          ------------
EXPENSES:
Management fees.........................................       914,382
Accounting and administration expenses..................        99,852
Professional fees.......................................        50,164
Reports and statements to shareholders..................        41,160
Custodian fees..........................................         8,246
Trustees' fees..........................................         2,586
Other...................................................        11,947
                                                          ------------
                                                             1,128,337
Less expense paid indirectly............................          (374)
                                                          ------------
Total expenses..........................................     1,127,963
                                                          ------------
NET INVESTMENT INCOME...................................     3,122,962
                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments........................   (15,467,278)
Net change in unrealized appreciation/depreciation of
 investments............................................    59,418,446
                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.........    43,951,168
                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....  $ 47,074,130
                                                          ============

                             See accompanying notes
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SPECIAL OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS
                                               ENDED
                                              6/30/03       YEAR ENDED
                                            (UNAUDITED)      12/31/02
                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income.....................  $  3,122,962   $  8,495,889
Net realized loss on investments..........   (15,467,278)   (22,338,083)
Net change in unrealized appreciation/
 depreciation of investments and foreign
 currencies...............................    59,418,446    (50,415,703)
                                            ------------   ------------
Net increase (decrease) in net assets
 resulting from operations................    47,074,130    (64,257,897)
                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........................             -     (7,102,162)
Net realized gain on investments:
 Standard Class...........................             -     (2,512,598)
                                            ------------   ------------
                                                       -     (9,614,760)
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................     2,497,598     32,376,305
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class...........................             -      9,614,760
                                            ------------   ------------
                                               2,497,598     41,991,065
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (30,579,814)   (68,004,162)
                                            ------------   ------------
                                             (30,579,814)   (68,004,162)
                                            ------------   ------------
Decrease in net assets derived from
 capital share transactions...............   (28,082,216)   (26,013,097)
                                            ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS.....    18,991,914    (99,885,754)
NET ASSETS:
Beginning of period.......................   439,984,415    539,870,169
                                            ------------   ------------
End of period.............................  $458,976,329   $439,984,415
                                            ============   ============

                             See accompanying notes

                         Special Opportunities Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SPECIAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                               SPECIAL OPPORTUNITIES FUND STANDARD CLASS
                                      SIX MONTHS
                                         ENDED
                                      6/30/03(1)                                        YEAR ENDED
                                      (UNAUDITED)        12/31/02        12/31/01        12/31/00        12/31/99        12/31/98
                                      -------------------------------------------------------------------------------------------
Net asset value, beginning of
 period.............................   $ 22.471          $ 26.006        $ 25.846        $ 28.225        $ 33.416        $ 35.056

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(2)............      0.167             0.418           0.431           0.536           0.482           0.470
Net realized and unrealized gain
 (loss) on investments..............      2.419            (3.467)          0.098           3.153          (1.779)          1.795
                                       --------          --------        --------        --------        --------        --------
Total from investment operations....      2.586            (3.049)          0.529           3.689          (1.297)          2.265
                                       --------          --------        --------        --------        --------        --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income...............          -            (0.365)         (0.369)         (0.494)         (0.373)         (0.862)
Net realized gain on investments....          -            (0.121)              -          (5.574)         (3.521)         (3.043)
                                       --------          --------        --------        --------        --------        --------
Total dividends and distributions...          -            (0.486)         (0.369)         (6.068)         (3.894)         (3.905)
                                       --------          --------        --------        --------        --------        --------

Net asset value, end of period......   $ 25.057          $ 22.471        $ 26.006        $ 25.846        $ 28.225        $ 33.416
                                       ========          ========        ========        ========        ========        ========

Total return(3).....................     11.53%           (11.75%)          2.16%          16.04%          (4.48%)          6.79%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)...........................   $458,976          $439,984        $539,870        $536,287        $665,642        $917,796
Ratio of expenses to average net
 assets.............................      0.53%             0.47%           0.48%           0.49%           0.44%           0.42%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly............      0.53%             0.49%           0.48%           0.49%           0.44%           0.42%
Ratio of net investment income to
 average net assets.................      1.47%             1.67%           1.65%           2.15%           1.46%           1.44%
Ratio of net investment income to
 average net assets prior to fees
 waived and expense paid
 indirectly.........................      1.47%             1.65%           1.65%           2.15%           1.46%           1.44%
Portfolio turnover..................        82%               55%             73%             75%             96%             76%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information for the six months ended June 30, 2003 and the years ended December 31, 2002, 2001 and 2000.

(3)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                         Special Opportunities Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware business trust that was formed on February 1, 2003 and offers 11 funds:
Aggressive Growth Fund (formerly Lincoln National Aggressive Growth Fund, Inc.), Bond Fund (formerly Lincoln National Bond Fund, Inc.), Capital Appreciation Fund (formerly Lincoln National Capital Appreciation Fund, Inc.), Equity-Income Fund (formerly Lincoln National Equity-Income Fund, Inc.), Global Asset Allocation Fund (formerly Lincoln National Global Asset Allocation Fund, Inc.), Growth and Income Fund (formerly Lincoln National Growth and Income Fund, Inc.), International Fund (formerly Lincoln National International Fund, Inc.), Managed Fund (formerly Lincoln National Managed Fund, Inc.), Money Market Fund (formerly Lincoln National Money Market Fund, Inc.), Social Awareness Fund (formerly Lincoln National Social Awareness Fund, Inc.), and Special Opportunities Fund (formerly Lincoln National Special Opportunities Fund, Inc.). Each fund is the successor to a predecessor fund, the assets and liabilities of which were acquired and assumed respectively, on April 30, 2003. These financial statements and the related notes pertain to Special Opportunities Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class shares. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2003 were approximately $374. The expense paid under the above arrangement is included under custodial fees on the Statement of Operations with the expense offset shown as "expense paid indirectly".

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to the Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services.

At June 30, 2003, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC...............  $161,026
Accounting and Administration Fees Payable to
 DSC.........................................    33,930
Administration Fees Payable to Lincoln
 Life........................................     1,250

                         Special Opportunities Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2003, the Fund made purchases of $173,890,385 and sales of $204,060,811 of investment securities other than short-term investments. At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments was $401,463,044. At June 30, 2003, net unrealized appreciation was $54,313,790, of which $65,351,075 related to unrealized appreciation of investments and $11,037,285 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                               SIX MONTHS           YEAR
                                                 ENDED             ENDED
                                                6/30/03           12/31/02
                                               ----------        ----------
Ordinary income..............................  $       -         $7,102,162
Long-term capital gain.......................          -          2,512,598
                                               ----------        ----------
Total........................................  $       -         $9,614,760
                                               ==========        ==========

In addition, the Fund declared an ordinary income consent dividend of $1,166,179 for the year ended December 31, 2002. Such amount has been deemed paid and contributed to the fund as additional paid-in capital.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest................  $439,503,987
Undistributed ordinary income................     3,668,734
Net realized capital loss on investments.....   (16,435,896)
Capital loss carryforwards...................   (22,074,286)
Unrealized appreciation of investments.......    54,313,790
                                               ------------
Net assets...................................  $458,976,329
                                               ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $22,074,286 expires in 2010.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                  SIX
                                                 MONTHS             YEAR
                                                 ENDED             ENDED
                                                6/30/03           12/31/02
                                               ----------        ----------
Shares sold:
 Standard Class..............................     106,859         1,204,035
Shares issued upon reinvestment of dividends
 and distributions:
 Standard Class..............................           -           420,406
                                               ----------        ----------
                                                  106,859         1,624,441
                                               ----------        ----------
Shares repurchased:
 Standard Class..............................  (1,369,697)       (2,804,338)
                                               ----------        ----------
                                               (1,369,697)       (2,804,338)
                                               ----------        ----------
Net decrease.................................  (1,262,838)       (1,179,897)
                                               ==========        ==========

                         Special Opportunities Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. LINE OF CREDIT
The Fund, along with certain other funds in the Lincoln Variable Insurance Products Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2003, or at any time during the period.

                         Special Opportunities Fund- 8

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principle Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Reserved

Item 9. Controls and Procedures

      (a) The President and Chief Accounting Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10. Exhibits

(a)   Not Applicable

(b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

      (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


LINCOLN VARIABLE INSURANCE PRODUCTS TRUST (REGISTRANT)


      /s/ Kelly D. Clevenger
      ------------------------------
      Kelly D. Clevenger
      President
      (Signature and Title)


Date: August 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /s/ Kelly D. Clevenger
      ------------------------------
      Kelly D. Clevenger
      Chairman of the Board, President and Trustee
      (Signature and Title)


Date: August 29, 2003



By    /s/ William P. Flory, Jr.
      -------------------------
      William P. Flory, Jr.
      Chief Accounting Officer
      (Signature and Title)


Date: August 29, 2003